Glossary
The following abbreviations are used in the Funds’ descriptions:
AED—United Arab Emirates Dirham
ARS—Argentine Peso
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
CNY—China Yuan
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EGP—Egyptian Pound
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BIBOR—Bangkok Interbank Offered Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CIBOR—Copenhagen Interbank Offered Rate
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CMS—Constant Maturity Swap
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EIBOR—Emirates Interbank Offered Rate
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMAC—General Motors Acceptance Corporation
GMTN—Global Medium Term Note
HIBOR—Hong Kong Interbank Offered Rate
HICP—Harmonised Index of Consumer Prices
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
M—Monthly payment frequency for swaps
MTN—Medium Term Note
NIBOR—Norwegian Interbank Offered Rate
OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SIBOR—Singapore Interbank Offered Rate
SONIA—Sterling Overnight Index Average
STACR—Structured Agency Credit Risk
STIBOR—Stockholm Interbank Offered Rate
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TAIBOR—Taiwan Interbank Offered Rate
TELBOR—Tel Aviv Interbank Offered Rate
USAID—United States Agency for International Development
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Long-Term Investments 98.0%
Asset-Backed Securities 20.3%
Cayman Islands 11.9%
Anchorage Capital CLO Ltd., Series 2019-11A, Class A, 144A	— %(p)	07/22/32	20,000	$ 20,000,000
ArrowMark Colorado Holdings, Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.583(c)	07/15/29	500	499,243
Atlas Senior Loan Fund Ltd., Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300%	3.622(c)	01/16/30	500	499,127
Bain Capital Credit CLO, Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960%	3.219(c)	04/23/31	3,500	3,458,214
Battalion CLO Ltd., Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340%	3.640(c)	07/18/30	2,000	1,998,832
Benefit Street Partners CLO Ltd.,
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.553(c)	07/15/29	1,250	1,250,101
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.553(c)	10/15/30	750	748,416

Brookside Mill CLO Ltd., Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.653(c)	01/17/28	4,000	3,911,787
Canyon Capital CLO Ltd., Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250%	3.553(c)	04/15/29	3,750	3,737,768
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970%	3.273(c)	04/17/31	9,000	8,907,699
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320%	3.598(c)	01/20/32	8,500	8,500,245

Carlyle US CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020%	3.298(c)	04/20/31	12,500	12,382,269
Catamaran CLO Ltd., Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260%	3.538(c)	04/22/30	2,500	2,489,163
Cent CLO Ltd., Series-C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030%	3.296(c)	04/30/31	15,000	14,824,360

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)

Elevation CLO Ltd., Series 2015-04A, Class BR, 144A, 3 Month LIBOR + 1.670%	3.970%(c)	04/18/27	10,000	$ 9,994,149
Greywolf CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.297(c)	04/26/31	7,000	6,888,741
HPS Loan Management Ltd., Series 15A-19, Class A1, 144A	—(p)	07/22/32	20,000	20,000,000
ICG US CLO Ltd., Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.539(c)	10/23/29	3,500	3,489,836
KVK CLO Ltd., Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.650%	4.170(c)	05/20/29	5,000	4,965,828
Mariner CLO Ltd., Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110%	3.386(c)	04/25/31	6,250	6,204,724
MidOcean Credit CLO,
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650%	4.170(c)	02/20/31	2,000	1,971,123
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.428(c)	07/20/31	2,000	1,978,790

Mountain View CLO Ltd., Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780%	4.083(c)	07/15/31	5,750	5,703,788
OCP CLO Ltd.,
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	3.563(c)	07/15/30	750	750,007
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330%	3.627(c)	07/20/32	5,000	5,000,432
OZLM Ltd.,
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080%	3.383(c)	04/17/31	5,500	5,434,360
Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750%	4.053(c)	04/17/31	2,000	1,981,983
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.516(c)	10/30/30	1,000	998,893
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050%	3.328(c)	04/20/31	5,000	4,940,309
Series 2018-20A, Class A2, 144A, 3 Month LIBOR + 1.650%	3.928(c)	04/20/31	3,000	2,958,772
Series 2019-24A, Class A1A, 144A	—(p)	07/20/32	8,000	8,000,000

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)

Palmer Square CLO Ltd., Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	3.548%(c)	07/20/30	1,750	$ 1,748,175
Regatta Funding Ltd., Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250%	3.553(c)	10/17/30	2,000	1,990,594
Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100%	3.665(c)	05/07/31	5,000	4,965,519
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700%	4.265(c)	05/07/31	6,500	6,424,491

Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.518(c)	07/20/30	500	498,962
Sound Point CLO Ltd.,
Series 2016-02A, Class BR, 144A, 3 Month LIBOR + 1.800%	4.078(c)	10/20/28	3,000	2,996,069
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.498(c)	10/20/30	500	499,475

TCW CLO Ltd., Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.050%	3.325(c)	04/25/31	15,000	14,860,978
Telos CLO Ltd., Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%	3.603(c)	07/17/26	1,000	999,668
TIAA CLO Ltd., Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.478(c)	07/20/31	2,000	1,983,801
TICP CLO Ltd., Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.300%	3.578(c)	07/20/27	5,188	5,077,718
Trinitas CLO Ltd.,
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400%	3.703(c)	07/15/27	5,000	4,952,641
Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320%	3.596(c)	07/25/29	2,500	2,500,972

Tryon Park CLO Ltd., Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500%	3.803(c)	04/15/29	3,700	3,649,746
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970%	3.246(c)	04/25/31	4,500	4,440,924

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)
Wellfleet CLO Ltd.,
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.528%(c)	10/20/29		1,500	$ 1,495,852
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.453(c)	01/17/31		2,500	2,481,968

York CLO Ltd., Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.428(c)	01/22/31		5,000	4,966,869
Zais CLO Ltd.,
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190%	4.493(c)	07/15/31		8,500	8,336,916
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%	3.673(c)	07/15/29		4,250	4,260,308
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290%	3.593(c)	04/15/30		750	753,007
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950%	3.253(c)	04/15/29		7,250	7,174,337
					261,527,949
Ireland 1.6%
Anchorage Capital Europe 1 CLO, Series 01X, Class A2	1.500	01/15/31	EUR	8,250	9,116,681
Arbour CLO DAC, Series 03A, Class B1R, 144A	1.920	03/15/29	EUR	4,000	4,421,662
Armada Euro CLO DAC, Series 2018-02A, Class A3, 144A	1.500	11/15/31	EUR	1,500	1,657,682
Carlyle Euro CLO Ltd., Series 2019-02A, Class A1B, 144A	—(p)	08/15/32	EUR	8,000	8,856,000
Hayfin Emerald CLO DAC,
Series 02A, Class B1, 144A, 3 Month EURIBOR + 1.850%	1.850(c)	05/27/32	EUR	2,750	3,057,742
Series 02A, Class B2, 144A	2.650	05/27/32	EUR	4,000	4,428,819

OAK Hill European Credit Partners DAC, Series 2017-06A, Class A2, 144A	1.150	01/20/32	EUR	3,000	3,323,965
					34,862,551
Netherlands 0.0%
St. Paul’s CLO DAC, Series 07A, Class B2R, 144A	2.400	04/30/30	EUR	1,000	1,104,480

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Asset-Backed Securities (Continued)
Spain 0.4%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900%(c)	03/16/23	EUR	7,746	$ 8,557,307
United States 6.4%
ABFC Trust, Series 2004-OPT05, Class A1, 1 Month LIBOR + 0.700%	2.966(c)	06/25/34		775	771,747
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE2, Class M4, 1 Month LIBOR + 0.960%	3.226(c)	04/25/35		343	344,163
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month LIBOR + 2.655%	4.921(c)	08/25/32		517	517,135
Series 2002-03, Class M3, 1 Month LIBOR + 2.850%	5.116(c)	08/25/32		267	268,163
Series 2004-R08, Class M1, 1 Month LIBOR + 0.960%	3.226(c)	09/25/34		44	44,116
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W06, Class M1, 1 Month LIBOR + 0.825%	3.091(c)	05/25/34		50	50,612
Series 2005-W02, Class A2C, 1 Month LIBOR + 0.360%	3.120(c)	10/25/35		425	426,152

Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070%	3.595(c)	05/17/31		15,000	14,798,446
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE02, Class M1, 1 Month LIBOR + 0.900%	3.166(c)	03/25/34		155	156,021
Chase Funding Loan Acquisition Trust, Series 2004-AQ1, Class A2, 1 Month LIBOR + 0.800%	3.066(c)	05/25/34		191	192,122
Chase Funding Trust, Series 2003-04, Class 2A2, 1 Month LIBOR + 0.600%	2.866(c)	05/25/33		880	857,967
CHEC Loan Trust, Series 2004-01, Class A3, 144A, 1 Month LIBOR + 1.000%	3.266(c)	07/25/34		717	714,625
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350%	3.616(c)	10/25/37		1,165	1,179,014

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Asset-Backed Securities (Continued)
United States (cont’d.)

Countrywide Asset-Backed Certificates, Series 2002-05, Class MV1, 1 Month LIBOR + 1.500%	3.766%(c)	03/25/33	120	$ 119,908
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%	5.552(c)	12/26/46	1,289	1,293,426
Series 2018-RPL08, Class A1, 144A	4.125(cc)	07/25/58	3,176	3,200,631

EquiFirst Mortgage Loan Trust, Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480%	2.746(c)	01/25/34	712	694,386
Ford Credit Floorplan Master Owner Trust, Series 2018-04, Class A	4.060	11/15/30	5,000	5,388,464
Fremont Home Loan Trust,
Series 2004-01, Class M1, 1 Month LIBOR + 0.675%	2.941(c)	02/25/34	312	310,677
Series 2004-B, Class M1, 1 Month LIBOR + 0.870%	3.136(c)	05/25/34	618	619,674

Home Equity Asset Trust, Series 2005-09, Class 2A4, 1 Month LIBOR + 0.340%	2.606(c)	04/25/36	12	11,754
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	3.278(cc)	02/25/43	3,430	4,203,760
Series 2018-C, Class A, 144A	3.534(cc)	08/25/43	5,226	5,369,261
Series 2019-A, Class R, 144A	0.000	10/25/48	8,200	564,255
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59	1,848	1,870,220
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	2,092	2,105,714
Series 2019-GS03, Class A1, 144A	3.750	04/25/59	1,070	1,080,846
Series 2019-GS04, Class A1, 144A	3.438	05/25/59	3,250	3,263,561
Series 2019-SL01, Class A, 144A	4.000(cc)	12/28/54	1,423	1,426,589
Lendmark Funding Trust,
Series 2017-02A, Class B, 144A	3.380	05/20/26	2,000	1,997,176
Series 2017-02A, Class C, 144A	4.330	05/20/26	700	701,018
Long Beach Mortgage Loan Trust,
Series 2003-04, Class AV1, 1 Month LIBOR + 0.620%	2.886(c)	08/25/33	820	827,208
Series 2004-03, Class M1, 1 Month LIBOR + 0.855%	3.121(c)	07/25/34	151	150,159

LSFVT, Series 2019-01, 1 Month LIBOR + 2.000%^	4.483(c)	05/02/22	7,513	7,513,306
MASTR Asset-Backed Securities Trust, Series 2004-WMC2, Class M1, 1 Month LIBOR + 0.900%	3.166(c)	04/25/34	1,612	1,601,197
Merrill Lynch Mortgage Investors Trust, Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200%	3.466(c)	08/25/35	62	61,934

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Asset-Backed Securities (Continued)
United States (cont’d.)

Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050%	3.316%(c)	09/25/33		146	$ 145,393
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3, 1 Month LIBOR + 0.980%	3.246(c)	02/25/33		212	211,827
New Century Home Equity Loan Trust, Series 2003-04, Class M1, 1 Month LIBOR + 1.125%	3.391(c)	10/25/33		182	182,486
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class C, 144A	3.910	08/16/21		1,900	1,908,561
Series 2017-02A, Class D, 144A	3.420	10/15/24		700	703,488
Series 2017-02A, Class E, 144A	4.740	11/14/25		1,000	1,016,440
Series 2019-01A, Class A, 144A	3.630	09/14/27		5,900	6,079,958
Series 2019-01A, Class B, 144A	3.950	11/14/28		1,300	1,346,313
OneMain Financial Issuance Trust,
Series 2016-01A, Class A, 144A	3.660	02/20/29		465	466,803
Series 2017-01A, Class C, 144A	3.350	09/14/32		400	399,863
Oportun Funding LLC,
Series 2017-A, Class A, 144A	3.230	06/08/23		1,000	998,287
Series 2017-B, Class A, 144A	3.220	10/10/23		2,600	2,602,783
Series 2018-A, Class A, 144A	3.610	03/08/24		1,330	1,343,493
Series 2018-C, Class A, 144A	4.100	10/08/24		2,450	2,502,636
Series 2018-D, Class A, 144A	4.150	12/09/24		1,500	1,536,045
Series 2019-A, Class B, 144A	3.870	08/08/25		4,158	4,157,334

Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-06, Class A2, 1 Month LIBOR + 0.660%	2.926(c)	11/25/33		758	752,128
Park Avenue Funding Trust, Series 2019-02, Class PT, 144A^	—(p)	11/27/20		8,620	8,620,000
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%	4.616(c)	04/25/23		4,290	4,290,770
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	5.116(c)	02/25/23		1,020	1,021,598
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%	4.916(c)	08/25/25		2,300	2,307,983

Popular ABS Mortgage Pass-Through Trust, Series 2004-04, Class M1	4.279(cc)	09/25/34		110	114,243
SLM Student Loan Trust,
Series 2004-02X, Class A6, 3 Month EURIBOR + 0.550%(Cap N/A, Floor 0.000%)	0.177(c)	07/25/39	EUR	3,520	3,769,165

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Asset-Backed Securities (Continued)
United States (cont’d.)
SLM Student Loan Trust, (cont’d.)
Series 2007-02, Class B, 3 Month LIBOR + 0.170%	2.453%(c)	07/25/25		6,600	$6,038,818

Sofi Alternative Trust, Series 2019-B, Class PT, 144A	3.361(s)	12/15/45		13,036	13,683,339
Springleaf Funding Trust, Series 2017-AA, Class C, 144A	3.860	07/15/30		800	814,014
Structured Asset Investment Loan Trust,
Series 2003-BC03, Class M1, 1 Month LIBOR + 1.425%	3.691(c)	04/25/33		69	69,088
Series 2004-08, Class A8, 1 Month LIBOR + 1.000%	3.266(c)	09/25/34		376	377,977

Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M3, 1 Month LIBOR + 0.430%	3.050(c)	05/25/35		44	43,929
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800%	5.066(c)	06/25/24		9,330	9,357,971
					141,558,140

Total Asset-Backed Securities (cost $449,453,250)					447,610,427
Bank Loans 0.2%
France 0.1%
Ceva Sante Animale SA, Term Loan, 3 Month EURIBOR + 4.750%	4.750(c)	04/10/26	EUR	1,575	1,754,830
United Kingdom 0.0%
Richmond UK Bidco Ltd., Facility B, 1 Month GBP LIBOR + 4.250%	4.963(c)	03/03/24	GBP	134	156,721
United States 0.1%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	6.984(c)	02/27/23		2,977	2,982,407

Total Bank Loans (cost $4,879,530)					4,893,958

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Commercial Mortgage-Backed Securities 6.5%
United Kingdom 0.0%
Salus European Loan Conduit DAC, Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 5.000%, Floor 0.000%)	2.322%(c)	01/23/29	GBP	500	$ 611,820
United States 6.5%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35		1,000	959,548
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35		1,000	940,939
BANK,
Series 2017-BNK05, Class A3	3.020	06/15/60		3,600	3,674,518
Series 2017-BNK06, Class A3	3.125	07/15/60		4,400	4,519,220
Series 2017-BNK07, Class A4	3.175	09/15/60		5,000	5,185,497
Series 2017-BNK09, Class A3	3.279	11/15/54		3,000	3,132,142
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51		5,000	5,236,423
Series 2018-B03, Class A3	3.746	04/10/51		7,200	7,625,431
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.438(cc)	05/10/47		27,500	578,663
Series 2016-GC37, Class XB, IO	0.688(cc)	04/10/49		33,868	1,465,177
Series 2016-P04, Class XB, IO	1.347(cc)	07/10/49		9,100	763,519
Series 2017-P8, Class A2	3.109	09/15/50		2,000	2,057,728
Series 2018-B02, Class A3	3.744	03/10/51		7,500	8,087,192
COMM Mortgage Trust,
Series 2012-CR01, Class XA, IO	1.861(cc)	05/15/45		3,470	149,478
Series 2014-CR19, Class A3	3.530	08/10/47		1,000	999,224
Series 2014-UBS04, Class XB, IO, 144A	0.205(cc)	08/10/47		50,000	546,725
Series 2015-CR24, Class A4	3.432	08/10/48		4,100	4,293,931

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150%	4.475(c)	05/15/36		4,700	4,729,392
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A3	4.095	04/15/51		2,250	2,407,206
DBJPM Mortgage Trust,
Series 2016-C3, Class A3	2.362	08/10/49		1,500	1,483,854
Series 2017-C06, Class A3	3.269	06/10/50		4,400	4,540,848

DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36		3,000	2,918,360
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35		500	515,781
FHLMC Multifamily Structured Pass-Through Certificates,
Series K006, Class AX1, IO	0.905(cc)	01/25/20		15,112	28,549

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K007, Class X1, IO	1.033%(cc)	04/25/20	24,295	$ 98,040
Series K008, Class X1, IO	1.503(cc)	06/25/20	11,052	101,071
Series K019, Class X1, IO	1.607(cc)	03/25/22	9,137	329,569
Series K020, Class X1, IO	1.398(cc)	05/25/22	10,622	348,452
Series K025, Class X1, IO	0.828(cc)	10/25/22	18,520	427,914
Series K037, Class X1, IO	0.983(cc)	01/25/24	10,592	388,650
Series K043, Class X1, IO	0.539(cc)	12/25/24	12,237	312,166
Series K049, Class X1, IO	0.604(cc)	07/25/25	41,081	1,277,067
Series K052, Class X1, IO	0.664(cc)	11/25/25	12,325	431,947
Series K053, Class X1, IO	0.888(cc)	12/25/25	45,712	2,222,105
Series K054, Class X1, IO	1.175(cc)	01/25/26	31,023	2,012,072
Series K058, Class X1, IO	0.928(cc)	08/25/26	41,526	2,318,041
Series K090, Class X1, IO	0.705(cc)	02/25/29	22,996	1,378,408
Series K717, Class X1, IO	0.473(cc)	09/25/21	10,970	91,833
Series Q001, Class XA, IO	2.244(cc)	02/25/32	6,533	901,766
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.436(cc)	04/10/47	30,000	588,834
Series 2014-GC22, Class XB, IO	0.300(cc)	06/10/47	35,000	580,290
Series 2014-GC24, Class XB, IO	0.021(cc)	09/10/47	83,262	74,903
Series 2014-GC26, Class XB, IO	0.305(cc)	11/10/47	56,483	979,155
Series 2018-GS09, Class A3	3.727	03/10/51	7,000	7,518,223

JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A3	3.515	03/15/49	1,500	1,545,420
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A3	3.342	03/15/50	1,600	1,650,456
Series 2017-JP06, Class A3	3.108	07/15/50	4,600	4,733,918
Series 2017-JP07, Class A3	3.378	09/15/50	5,100	5,282,376
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA, IO	0.773(cc)	05/15/48	26,255	963,954
Series 2016-C31, Class A3	2.731	11/15/49	2,211	2,236,995
Morgan Stanley Capital I Trust,
Series 2016-UBS09, Class A2	2.982	03/15/49	1,200	1,224,960
Series 2017-H01, Class A3	3.153	06/15/50	4,500	4,618,547
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3	3.301	10/15/50	6,500	6,788,963
Series 2017-C06, Class A3	3.581	12/15/50	5,000	5,235,585
Series 2017-C07, Class A3	3.418	12/15/50	4,400	4,628,103

UBS-Barclays Commercial Mortgage Trust, Series 2012-C02, Class XA, IO, 144A	1.316(cc)	05/10/63	4,404	142,457
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	0.937(cc)	07/15/48	24,000	1,439,285

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2016-LC24, Class XB, IO	1.012%(cc)	10/15/49		20,910	$ 1,348,678
Series 2017-C040, Class A3	3.317	10/15/50		2,600	2,715,952
Series 2018-C43, Class A3	3.746	03/15/51		8,350	8,996,174
					142,771,674

Total Commercial Mortgage-Backed Securities (cost $139,100,450)					143,383,494
Convertible Bonds 0.3%
United Arab Emirates
Aabar Investments PJS,
Sr. Unsec’d. Notes, EMTN	0.500	03/27/20	EUR	2,200	2,366,741
Sr. Unsec’d. Notes, EMTN	1.000	03/27/22	EUR	3,700	3,728,434

Total Convertible Bonds (cost $6,299,289)					6,095,175
Corporate Bonds 26.5%
Australia 0.1%
Westpac Banking Corp., Sr. Unsec’d. Notes, EMTN	4.350	01/19/21	CNH	8,770	1,290,234
Brazil 0.2%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	1,600	2,101,810
Gtd. Notes	6.625	01/16/34	GBP	850	1,204,450
					3,306,260
Canada 0.9%
Barrick Gold Corp., Sr. Unsec’d. Notes	5.250	04/01/42		35	40,691
Barrick North America Finance LLC, Gtd. Notes	5.700	05/30/41		45	55,027
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.950	10/15/39		50	62,753
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		4,050	4,175,348
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		1,335	1,351,688

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Canada (cont’d.)

Canadian Natural Resources Ltd., Sr. Unsec’d. Notes	3.850%	06/01/27		1,650	$ 1,706,891
Cenovus Energy, Inc., Sr. Unsec’d. Notes(a)	4.250	04/15/27		3,500	3,605,026
Hydro-Quebec,
Gov’t. Gtd. Notes	8.400	01/15/22		72	82,431
Gov’t. Gtd. Notes	8.625	06/15/29		600	885,047
Gov’t. Gtd. Notes	9.400	02/01/21		730	805,266
Gov’t. Gtd. Notes, MTN	8.400	03/28/25		654	856,978

Kinross Gold Corp., Gtd. Notes	5.950	03/15/24		1,000	1,094,350
Methanex Corp., Sr. Unsec’d. Notes	4.250	12/01/24		1,500	1,532,173
Nutrien Ltd.,
Sr. Unsec’d. Notes	3.375	03/15/25		1,450	1,488,805
Sr. Unsec’d. Notes	4.200	04/01/29		490	528,848
Sr. Unsec’d. Notes	6.125	01/15/41		25	30,582

Rogers Communications, Inc., Gtd. Notes	3.250	05/01/29	CAD	700	545,833
					18,847,737
China 0.6%
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series C	3.955	03/29/23		4,098	4,180,739
Bank of China Ltd., Sr. Unsec’d. Notes, EMTN	3.300	04/17/22	CNH	2,000	289,603
China Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	06/01/21	EUR	1,000	1,118,734
Sr. Unsec’d. Notes, EMTN	4.350	08/06/24	CNH	2,000	300,724
Sr. Unsec’d. Notes, EMTN	4.350	09/19/24	CNH	1,650	248,294

CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750	06/14/22	EUR	4,500	5,148,380
Sinopec Century Bright Capital Investment Ltd., Sr. Unsec’d. Notes	4.500	10/31/21	CNH	10,000	1,482,215
					12,768,689
Dominican Republic 0.0%
Mestenio Ltd. for Dominican Republic, Pass-Through Certificates	8.500	01/02/20		375	372,191

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
France 1.0%
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A	3.375%	01/09/25		4,800	$ 4,880,340
Sr. Unsec’d. Notes, EMTN^	6.420	09/11/23	MXN	250	11,842

Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	—(rr)	EUR	2,000	2,449,237
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, EMTN	0.875	09/07/21	GBP	200	243,520
Gov’t. Liquid Gtd. Notes, EMTN	2.125	02/12/25	GBP	1,000	1,284,977
Loxam SAS,
Sr. Sec’d. Notes, 144A	2.875	04/15/26	EUR	1,100	1,204,975
Sr. Sub. Notes, 144A	4.500	04/15/27	EUR	1,100	1,194,552

SNCF Mobilites, Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	1,622	2,559,911
SNCF Reseau,
Sr. Unsec’d. Notes	4.700	06/01/35	CAD	1,500	1,414,294
Sr. Unsec’d. Notes, EMTN	5.250	12/07/28	GBP	1,000	1,639,967

Societe Generale SA, Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24		5,055	5,232,907
					22,116,522
Germany 0.7%
BMW Finance NV, Gtd. Notes, EMTN	4.250	10/18/20	CNH	5,000	733,057
Daimler International Finance BV,
Gtd. Notes	4.800	04/09/21	CNH	5,000	743,199
Gtd. Notes, EMTN	4.500	09/21/21	CNH	16,000	2,376,073

Deutsche Bahn Finance GmbH, Gtd. Notes, MTN	3.800	09/27/27	AUD	900	693,102
Deutsche Bank AG,
Sr. Unsec’d. Notes(a)	3.950	02/27/23		3,040	3,066,111
Sr. Unsec’d. Notes	4.250	02/04/21		2,760	2,790,675
Sr. Unsec’d. Notes, EMTN	4.300	05/19/20	CNH	10,000	1,448,741
Unsec’d. Notes	4.629(s)	11/07/22		1,814	1,605,680

Kreditanstalt fuer Wiederaufbau, Gov’t. Gtd. Notes	4.700	06/02/37	CAD	179	177,637
Volkswagen International Finance NV,
Gtd. Notes	2.700(ff)	—(rr)	EUR	1,000	1,129,895
Gtd. Notes	3.750(ff)	—(rr)	EUR	1,000	1,155,431
					15,919,601

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Hungary 0.0%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	6.250%	10/21/20		400	$ 417,832
Indonesia 0.1%
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A, MTN	4.300	05/20/23		500	523,145
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	2.875	10/25/25	EUR	900	1,091,496
					1,614,641
Israel 0.3%
Israel Electric Corp. Ltd.,
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		3,100	3,241,143
Sr. Sec’d. Notes, EMTN	3.700	05/23/30	JPY	100,000	1,087,591
Sr. Sec’d. Notes, EMTN	7.750	12/15/27		2,500	3,217,975
					7,546,709
Italy 0.6%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa, Sr. Unsec’d. Notes	1.375	07/20/22	EUR	1,000	1,112,006
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	2,075	2,667,420
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, 144A	3.125	07/14/22		2,500	2,496,543
Sr. Unsec’d. Notes, 144A	3.375	01/12/23		310	310,591

Rossini Sarl, Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	1,980	2,366,963
Wind Tre SpA,
Sr. Sec’d. Notes	3.125	01/20/25	EUR	200	223,393
Sr. Sec’d. Notes, 144A	2.625	01/20/23	EUR	210	235,066
Sr. Sec’d. Notes, 144A	3.125	01/20/25	EUR	1,320	1,474,391
Sr. Sec’d. Notes, 144A	5.000	01/20/26		1,200	1,188,300
					12,074,673
Japan 0.3%
Development Bank of Japan, Inc., Sr. Unsec’d. Notes, GMTN	0.375	10/21/19	EUR	700	776,031

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Japan (cont’d.)
East Japan Railway Co., Sr. Unsec’d. Notes, EMTN	5.250%	04/22/33	GBP	1,500	$ 2,642,099
Mitsubishi UFJ Financial Group, Inc., Sr. Unsec’d. Notes	3.761	07/26/23		2,100	2,195,001
					5,613,131
Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.638	06/20/22	CHF	2,000	2,168,410
Sr. Unsec’d. Notes	3.250	12/05/23	CHF	1,700	1,873,410
					4,041,820
Luxembourg 0.6%
ARD Finance SA, Sr. Sec’d. Notes, Cash coupon 6.625% or PIK 7.375%	6.625	09/15/23	EUR	8,825	10,111,200
Horizon Parent Holdings Sarl, Sr. Sec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	02/15/22	EUR	300	341,166
Swissport Financing Sarl, Sr. Sec’d. Notes	6.750	12/15/21	EUR	2,000	2,282,147
					12,734,513
Mexico 1.0%
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	11,220	11,923,718
Gtd. Notes, EMTN	1.875	04/21/22	EUR	1,200	1,300,671
Gtd. Notes, EMTN	2.500	08/21/21	EUR	300	335,006
Gtd. Notes, EMTN	3.750	02/21/24	EUR	3,300	3,660,406
Gtd. Notes, EMTN	3.750	04/16/26	EUR	700	743,718
Gtd. Notes, EMTN	4.875	02/21/28	EUR	2,700	2,962,896
Gtd. Notes, EMTN	5.125	03/15/23	EUR	600	702,445
Gtd. Notes, EMTN	8.250	06/02/22	GBP	528	704,182
					22,333,042
Netherlands 0.8%
ABN AMRO Bank NV, Sub. Notes, 144A	4.750	07/28/25		500	536,405
BNG Bank NV,
Sr. Unsec’d. Notes	5.150	03/07/25	CAD	1,000	874,799

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Netherlands (cont’d.)
BNG Bank NV, (cont’d.)
Sr. Unsec’d. Notes, EMTN	0.500%	03/03/21	NZD	3,000	$ 1,927,968
Sr. Unsec’d. Notes, EMTN	0.500	03/29/21	NZD	2,200	1,412,418
Sr. Unsec’d. Notes, EMTN	0.500	05/12/21	ZAR	10,000	606,126
Sr. Unsec’d. Notes, EMTN	0.500	06/22/21	ZAR	6,000	360,582
Sr. Unsec’d. Notes, EMTN	0.500	06/07/22	ZAR	10,000	560,774
Sr. Unsec’d. Notes, EMTN	0.500	08/15/22	ZAR	30,000	1,646,349
Sr. Unsec’d. Notes, EMTN	7.000	12/09/21	AUD	2,000	1,538,790
Sr. Unsec’d. Notes, MTN	3.184(s)	04/05/28	CAD	700	430,899
Sr. Unsec’d. Notes, MTN	5.500	05/23/22	AUD	338	258,891

ING Bank NV, Sub. Notes, 144A	5.800	09/25/23		500	552,019
ING Groep NV, Sr. Unsec’d. Notes(a)	4.050	04/09/29		2,815	3,036,673
Ziggo BV, Sr. Sec’d. Notes(a)	4.250	01/15/27	EUR	4,066	4,824,238
					18,566,931
Peru 0.1%
Lima Metro Line 2 Finance Ltd., Sr. Sec’d. Notes	5.875	07/05/34		200	216,502
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	2.613(s)	06/02/25		1,237	1,125,736
					1,342,238
Poland 0.1%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.375	06/01/25	EUR	500	589,754
Gov’t. Gtd. Notes	1.625	04/30/28	EUR	600	712,275
Gov’t. Gtd. Notes, EMTN(a)	1.750	05/06/26	EUR	1,500	1,810,244
					3,112,273
Portugal 0.3%
CP-Comboios de Portugal EPE, Sr. Unsec’d. Notes	5.700	03/05/30	EUR	3,000	4,753,161
Infraestruturas de Portugal SA, Sr. Unsec’d. Notes	4.250	12/13/21	EUR	1,000	1,209,907
					5,963,068

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Qatar 0.0%
QNB Finance Ltd., Gtd. Notes, EMTN	5.250%	06/21/21	CNH	1,440	$ 216,023
Russia 0.3%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.250	07/19/22	CHF	1,000	1,051,098
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	3,800	4,956,234
Sr. Unsec’d. Notes, EMTN	5.338	09/25/20	GBP	1,200	1,522,690
					7,530,022
Singapore 0.0%
Temasek Financial I Ltd., Gtd. Notes, GMTN	3.265	02/19/20	SGD	500	366,414
South Africa 0.1%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		1,350	1,443,369
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		1,000	1,069,162
					2,512,531
South Korea 0.1%
Korea Development Bank (The), Sr. Unsec’d. Notes, EMTN	4.500	11/10/20	CNH	16,000	2,355,049
Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsec’d. Notes, EMTN	3.350	03/13/28	HKD	2,000	266,620
					2,621,669
Spain 0.2%
Adif-Alta Velocidad,
Sr. Unsec’d. Notes, EMTN	1.875	01/28/25	EUR	2,000	2,429,945
Sr. Unsec’d. Notes, EMTN	3.500	05/27/24	EUR	400	517,472

Banco Santander SA, Sr. Unsec’d. Notes	3.800	02/23/28		2,200	2,264,342
					5,211,759
Supranational Bank 1.6%
African Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	09/29/20	AUD	445	300,025
Sr. Unsec’d. Notes, EMTN	0.500	09/21/21	NZD	3,100	1,981,338

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Supranational Bank (cont’d.)
African Development Bank, (cont’d.)
Sr. Unsec’d. Notes, EMTN	0.500%	03/13/23	MXN	20,000	$ 757,305
Corp. Andina de Fomento,
Sr. Unsec’d. Notes	2.750	01/06/23		1,350	1,355,103
Sr. Unsec’d. Notes	4.375	06/15/22		3,300	3,466,089
Sr. Unsec’d. Notes, MTN	4.000	03/31/21	AUD	1,636	1,157,660

EUROFIMA, Sr. Unsec’d. Notes, EMTN	5.150	12/13/19	CAD	540	413,973
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, GMTN	0.500	09/01/23	AUD	400	259,598
Sr. Unsec’d. Notes, GMTN	0.500	11/21/23	AUD	1,200	784,742
Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	60,560,000	4,307,939
European Investment Bank,
Sr. Unsec’d. Notes, 144A, EMTN	4.600	01/30/37	CAD	1,500	1,469,586
Sr. Unsec’d. Notes, EMTN	0.500	06/21/23	AUD	2,500	1,653,259
Sr. Unsec’d. Notes, EMTN	0.500	07/21/23	AUD	800	527,626
Sr. Unsec’d. Notes, EMTN	0.500	08/10/23	AUD	1,210	797,835
Sr. Unsec’d. Notes, EMTN	0.500	10/26/23	AUD	6,930	4,555,820
Sr. Unsec’d. Notes, EMTN	1.250	05/12/25	SEK	16,500	1,828,524
Sr. Unsec’d. Notes, EMTN	3.250	05/24/23	NOK	10,000	1,196,527
Sr. Unsec’d. Notes, EMTN	4.600	01/30/37	CAD	550	560,329
Inter-American Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	05/23/23	CAD	744	536,844
Unsec’d. Notes, EMTN	0.500	10/30/20	ZAR	2,250	144,011
Unsec’d. Notes, EMTN	0.500	11/30/20	ZAR	1,840	116,708
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN	0.500	03/07/22	AUD	1,145	763,329
Sr. Unsec’d. Notes, EMTN	0.500	03/28/22	AUD	200	133,254
Sr. Unsec’d. Notes, EMTN	0.500	07/29/22	AUD	350	232,083
Sr. Unsec’d. Notes, EMTN	7.775(s)	09/19/22	MXN	12,500	521,662
International Finance Corp.,
Notes, EMTN	0.500	09/13/19	AUD	2,000	1,365,306
Sr. Unsec’d. Notes	4.250	07/13/20	PEN	6,000	1,821,753
Sr. Unsec’d. Notes, GMTN	6.000	07/25/22	MXN	20,000	1,001,171

Nordic Investment Bank, Sr. Unsec’d. Notes, MTN	3.875	09/02/25	NZD	2,000	1,471,483
North American Development Bank, Sr. Unsec’d. Notes	2.400	10/26/22		750	752,603
					36,233,485

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Switzerland 0.5%
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A	4.207%(ff)	06/12/24		2,850	$ 2,983,386
Sr. Unsec’d. Notes, 144A	4.282	01/09/28		2,975	3,147,219

Credit Suisse Group Funding Guernsey Ltd., Gtd. Notes, EMTN	1.000	04/14/23	CHF	1,000	1,048,856
UBS Group Funding Switzerland AG,
Gtd. Notes, 144A	2.859(ff)	08/15/23		990	995,002
Gtd. Notes, 144A	3.491	05/23/23		1,100	1,124,900
Gtd. Notes, 144A	4.125	09/24/25		2,500	2,665,164
					11,964,527
Tunisia 0.0%
Banque Centrale de Tunisie International Bond, Sr. Unsec’d. Notes	4.200	03/17/31	JPY	100,000	738,119
United Arab Emirates 0.5%
Abu Dhabi National Energy Co. PJSC, Sr. Unsec’d. Notes, 144A	4.375	04/23/25		1,070	1,141,393
DP World PLC, Sr. Unsec’d. Notes, 144A	4.250	09/25/30	GBP	1,840	2,440,854
Emirates Telecommunications Group Co. PJSC, Sr. Unsec’d. Notes, GMTN	2.750	06/18/26	EUR	4,000	5,039,155
First Abu Dhabi Bank PJSC, Sr. Unsec’d. Notes, EMTN	4.500	09/10/21	CNH	8,000	1,186,866
					9,808,268
United Kingdom 2.7%
Barclays PLC,
Sr. Unsec’d. Notes	3.650	03/16/25		800	801,120
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29		5,520	5,863,910
Sub. Notes	5.200	05/12/26		3,780	3,947,000

Co-operative Group Holdings 2011 Ltd., Gtd. Notes	7.500	07/08/26	GBP	2,400	3,298,516
CPUK Finance Ltd.,
Sec’d. Notes, 144A	4.250	02/28/47	GBP	185	227,353
Sec’d. Notes, 144A	4.875	02/28/47	GBP	110	136,296

eG Global Finance PLC, Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	5,500	6,073,279
HSBC Bank PLC, Sr. Unsec’d. Notes, 144A, EMTN^	3.120	04/04/26	CNH	36,800	5,135,367

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)
HSBC Holdings PLC,
Sr. Unsec’d. Notes	3.973%(ff)	05/22/30		2,400	$ 2,511,081
Sub. Notes	4.250	08/18/25		1,255	1,314,164
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes	2.907(ff)	11/07/23		1,850	1,840,136
Sub. Notes	4.582	12/10/25		2,250	2,338,035
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes	3.875	09/12/23		1,000	1,018,299
Sr. Unsec’d. Notes	4.269(ff)	03/22/25		5,860	6,001,248
Sr. Unsec’d. Notes	4.445(ff)	05/08/30		2,500	2,582,564
Sr. Unsec’d. Notes, EMTN(a)	2.000(ff)	03/08/23	EUR	700	801,178
Sr. Unsec’d. Notes, EMTN	2.500	03/22/23	EUR	1,500	1,767,144

Santander UK Group Holdings PLC, Sr. Unsec’d. Notes	3.571	01/10/23		3,065	3,101,077
Stonegate Pub Co. Financing PLC,
Sr. Sec’d. Notes	4.875	03/15/22	GBP	458	568,536
Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 6.250%	7.036(c)	03/15/22	GBP	2,500	3,054,541

Tesco Corporate Treasury Services PLC, Gtd. Notes, EMTN	2.500	07/01/24	EUR	750	905,286
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	5.000	04/15/27	GBP	2,600	3,272,525
Sr. Sec’d. Notes, EMTN	5.125	01/15/25	GBP	1,500	1,887,740
					58,446,395
United States 12.6%
Actuant Corp., Gtd. Notes	5.625	06/15/22		400	403,000
Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500	08/15/24	EUR	1,234	1,096,246
Altria Group, Inc., Gtd. Notes	3.125	06/15/31	EUR	2,900	3,653,880
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	2,100	2,542,441
Amgen, Inc., Sr. Unsec’d. Notes	2.600	08/19/26		600	592,318
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36		35	42,658
Anthem, Inc., Sr. Unsec’d. Notes	4.101	03/01/28		1,005	1,068,915

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000%	11/01/26		575	$ 460,000
Sr. Unsec’d. Notes, 144A	10.000	04/01/22		375	370,313
AT&T, Inc.,
Sr. Unsec’d. Notes	3.800	02/15/27		85	88,651
Sr. Unsec’d. Notes	4.850	03/01/39		1,200	1,310,345
Sr. Unsec’d. Notes	4.850	05/25/47	CAD	150	120,252
Sr. Unsec’d. Notes	5.100	11/25/48	CAD	4,575	3,810,651
Sr. Unsec’d. Notes	5.250	03/01/37		70	79,441
Sr. Unsec’d. Notes, EMTN	7.000	04/30/40	GBP	1,550	2,965,734

Ball Corp., Gtd. Notes	4.375	12/15/23	EUR	200	258,485
Bank of America Corp.,
Sr. Unsec’d. Notes	3.419(ff)	12/20/28		4,519	4,656,042
Sr. Unsec’d. Notes, EMTN	0.000	03/31/22	EUR	1,143	1,501,280
Sr. Unsec’d. Notes, EMTN	1.939(s)	05/31/21	EUR	1,100	1,449,957
Sr. Unsec’d. Notes, EMTN	5.145(cc)	06/27/22	EUR	500	627,724
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		5,140	5,182,138

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		550	605,743
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	7.250	05/30/29		400	415,752
Sr. Sec’d. Notes, 144A	5.750	08/15/27		215	226,288

Beazer Homes USA, Inc., Gtd. Notes	8.750	03/15/22		3,500	3,625,370
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	3.200	06/15/26		1,670	1,728,116
Sr. Unsec’d. Notes, 144A(a)	3.400	07/26/29		3,790	3,961,361

Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650	06/15/24		2,000	2,048,760
Broadcom, Inc.,
Gtd. Notes, 144A	3.125	04/15/21		3,285	3,303,164
Gtd. Notes, 144A	3.125	10/15/22		2,520	2,528,657

Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/22		100	99,467
Calpine Corp., Sr. Unsec’d. Notes	5.750	01/15/25		4,750	4,724,825
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		675	699,469
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		1,000	1,045,000

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Celgene Corp., Sr. Unsec’d. Notes	3.450%	11/15/27		3,345	$ 3,469,153
CF Industries, Inc.,
Gtd. Notes	3.450	06/01/23		600	606,000
Sr. Sec’d. Notes, 144A	4.500	12/01/26		6,451	6,851,814

CHS/Community Health Systems, Inc., Sec’d. Notes, 144A	8.125	06/30/24		696	528,960
Citigroup Global Markets Holdings, Inc., Sr. Unsec’d. Notes, EMTN	2.500(cc)	06/12/24		7,170	7,286,522
Citigroup, Inc.,
Jr. Sub. Notes, Series P	5.950(ff)	—(rr)		700	746,375
Sr. Unsec’d. Notes	2.750	04/25/22		600	604,746
Sub. Notes	4.400	06/10/25		3,000	3,194,285

Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	9.250	02/15/24		2,200	2,387,000
Comcast Corp., Gtd. Notes(a)	3.150	02/15/28		2,000	2,053,044
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	07/12/22		42	43,487
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A	5.125	12/15/21		800	800,000
Sr. Unsec’d. Notes, 144A	5.125	12/15/21		700	700,000

CVS Health Corp., Sr. Unsec’d. Notes	4.300	03/25/28		1,630	1,732,037
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500	06/01/26		2,700	2,814,750
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24		128	140,584
Diamond BC BV, Sr. Unsec’d. Notes(a)	5.625	08/15/25	EUR	3,500	3,021,087
Diamond Sports Group LLC/Diamond Sports Finance Co., Sr. Unsec’d. Notes, 144A	6.625	08/15/27		1,240	1,267,125
Discovery Communications LLC,
Gtd. Notes	3.450	03/15/25		2,500	2,535,649
Gtd. Notes	5.300	05/15/49		180	194,392

DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26		3,000	2,940,000
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	9.400	05/15/39		152	245,069
Sr. Unsec’d. Notes, 144A	3.625	05/15/26		720	744,026

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Eastman Chemical Co., Sr. Unsec’d. Notes	4.500%	12/01/28		600	$ 654,092
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	2,575	2,971,387
Enterprise Products Operating LLC, Gtd. Notes	4.150	10/16/28		1,665	1,804,533
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000	10/15/37		190	259,780
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		2,529	2,661,772
Express Scripts Holding Co., Gtd. Notes	3.050	11/30/22		3,000	3,040,017
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625	06/15/20		750	543,750
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.100	07/15/24	EUR	2,300	2,678,406
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	7,600	9,085,962
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.134	08/04/25		200	199,355
Sr. Unsec’d. Notes	4.687	06/09/25		2,015	2,056,975
Sr. Unsec’d. Notes, EMTN	4.125	06/20/24	SGD	2,000	1,465,669

General Electric Co., Sr. Unsec’d. Notes	2.125	05/17/37	EUR	1,600	1,771,958
General Motors Financial Co., Inc.,
Gtd. Notes	3.200	07/06/21		370	372,975
Gtd. Notes	3.850	01/05/28		2,900	2,857,832
Gtd. Notes	3.950	04/13/24		250	256,289
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series L, 3 Month LIBOR + 3.884%	6.429(c)	—(rr)		1,549	1,552,873
Jr. Sub. Notes, Series M	5.375(ff)	—(rr)		700	706,160
Sr. Unsec’d. Notes	2.830	10/20/22		1,600	1,574,306
Sr. Unsec’d. Notes	3.500	01/23/25		1,500	1,550,343
Sr. Unsec’d. Notes, EMTN	1.372(s)	08/12/25	EUR	1,665	1,749,154
Sr. Unsec’d. Notes, EMTN	1.433(s)	12/15/23	EUR	200	214,634
Sr. Unsec’d. Notes, EMTN	2.500(cc)	05/31/24		4,804	4,918,086
Sub. Notes	4.750	10/12/21	EUR	3,000	3,656,820

Hyundai Capital America, Sr. Unsec’d. Notes, 144A	3.000	06/20/22		2,000	2,000,218
International Paper Co., Sr. Unsec’d. Notes	7.300	11/15/39		75	98,789

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

IQVIA, Inc., Sr. Unsec’d. Notes, 144A	2.250%	01/15/28	EUR	1,800	$ 1,992,600
Jabil, Inc., Sr. Unsec’d. Notes	4.700	09/15/22		655	681,985
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750	06/15/25		470	485,275
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A(a)	6.500	04/15/29		1,250	1,342,188
John Sevier Combined Cycle Generation LLC, Sec’d. Notes	4.626	01/15/42		3,672	4,324,281
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.736(c)	—(rr)		322	323,610
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%	5.639(c)	—(rr)		1,000	1,001,000
Jr. Sub. Notes, Series X	6.100(ff)	—(rr)		1,980	2,113,650
Jr. Sub. Notes, Series Z	5.300(ff)	—(rr)		1,410	1,424,100
Sr. Unsec’d. Notes	3.509(ff)	01/23/29		3,200	3,335,117
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		1,590	1,683,855

KB Home, Gtd. Notes	7.500	09/15/22		1,000	1,117,500
Kinder Morgan Energy Partners LP, Gtd. Notes	4.150	02/01/24		2,000	2,108,935
Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26		2,000	1,967,121
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	6.875	05/02/18(d)		100	1,390
Liberty Mutual Group, Inc.,
Gtd. Notes	2.750	05/04/26	EUR	1,000	1,253,698
Gtd. Notes, 144A	6.500	03/15/35		90	115,224

Mars, Inc., Gtd. Notes, 144A	3.600	04/01/34		420	451,789
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	1.979	03/21/30	EUR	4,700	5,838,174
Medtronic Global Holdings SCA,
Gtd. Notes	1.500	07/02/39	EUR	500	572,430
Gtd. Notes	1.625	03/07/31	EUR	2,500	3,080,006
Gtd. Notes	1.750	07/02/49	EUR	2,100	2,374,309
Gtd. Notes	2.250	03/07/39	EUR	1,910	2,488,449
MGM Resorts International,
Gtd. Notes	6.000	03/15/23		400	434,000
Gtd. Notes	6.625	12/15/21		100	108,261

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Morgan Guaranty Trust Co., Sr. Unsec’d. Notes	1.395%(s)	01/21/27	EUR	824	$ 853,949
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	5.913(c)	—(rr)		1,415	1,418,538
Sr. Unsec’d. Notes, EMTN	0.637(ff)	07/26/24	EUR	5,000	5,649,397
Sr. Unsec’d. Notes, EMTN	1.342(ff)	10/23/26	EUR	600	704,573
Sr. Unsec’d. Notes, GMTN	1.375	10/27/26	EUR	1,600	1,898,992
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28		515	533,393
Sr. Unsec’d. Notes	4.125	03/01/27		2,000	2,083,371

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	1,700	2,087,968
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	8.125	07/15/23		1,540	1,599,675
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200	04/01/26		1,300	1,301,011
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	3.942	11/01/47		232	242,594
Sr. Unsec’d. Notes	4.050	08/15/52		165	173,579
NRG Energy, Inc.,
Gtd. Notes	6.625	01/15/27		1,725	1,839,178
Sr. Sec’d. Notes, 144A	3.750	06/15/24		5,600	5,730,163

ONEOK Partners LP, Gtd. Notes	4.900	03/15/25		2,000	2,171,340
Owens Corning, Sr. Unsec’d. Notes	4.200	12/15/22		270	282,835
PetSmart, Inc., Sr. Sec’d. Notes, 144A(a)	5.875	06/01/25		565	558,559
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.605	02/15/25		2,000	2,050,540
PVH Corp.,
Sr. Unsec’d. Notes, 144A	3.125	12/15/27	EUR	575	717,628
Sr. Unsec’d. Notes, 144A	3.625	07/15/24	EUR	840	1,051,417

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25		2,000	1,985,000
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900	05/17/28		1,955	2,043,314
Sr. Unsec’d. Notes, 144A	4.000	12/21/25		129	136,972
Scientific Games International, Inc.,
Gtd. Notes	6.250	09/01/20		1,300	1,301,625
Gtd. Notes	6.625	05/15/21		1,537	1,556,212

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26		2,470	$ 2,510,307
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000	10/01/26	EUR	675	792,357
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		4,325	5,368,406
Sprint Corp., Gtd. Notes	7.625	02/15/25		300	332,259
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	2,300	3,050,787
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28		2,800	2,778,160
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes(a)	6.750	06/15/23		875	897,969
Sr. Unsec’d. Notes	8.125	04/01/22		2,250	2,404,687

Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.875	07/24/37	EUR	450	629,894
Tote Shipholdings, Inc., U.S. Gov’t. Gtd. Notes	3.400	10/16/40		111	115,182
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	2.300(cc)	10/24/25		2,476	2,529,308
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24		1,675	1,742,000
United Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.636	01/02/24		63	66,762
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28		3,115	3,176,957
Gtd. Notes	5.250	01/15/30		740	756,968
Gtd. Notes	5.500	05/15/27		500	525,625
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.250	04/08/30	EUR	5,000	5,895,074
Sr. Unsec’d. Notes	2.500	04/08/31	GBP	1,400	1,788,407

Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000	07/31/27		1,570	1,607,287
Walt Disney Co. (The),
Gtd. Notes, 144A	6.150	03/01/37		415	566,761
Gtd. Notes, 144A	6.900	08/15/39		60	89,556
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25		900	900,000
Gtd. Notes	7.000	08/15/22		800	801,200
Gtd. Notes, 144A	6.625	07/15/27		755	751,225

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750%	06/15/27	2,000	$ 2,059,412
Sr. Unsec’d. Notes	4.000	09/15/25	1,500	1,578,498

Xerox Corp., Sr. Unsec’d. Notes(a)	4.125	03/15/23	460	461,150
XPO Logistics, Inc., Gtd. Notes, 144A	6.750	08/15/24	530	564,954
				278,232,605

Total Corporate Bonds (cost $576,091,556)				583,863,922
Municipal Bonds 0.0%
Puerto Rico
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds	0.535(s)	08/01/41	315	230,030
Revenue Bonds^	0.816(s)	08/01/41	104	12,970
Revenue Bonds, Series A-1	0.100(s)	07/01/24	6	5,139
Revenue Bonds, Series A-1	3.256(s)	07/01/27	10	7,678
Revenue Bonds, Series A-1	3.551(s)	07/01/29	10	7,030
Revenue Bonds, Series A-1	3.873(s)	07/01/31	13	8,174
Revenue Bonds, Series A-1	4.172(s)	07/01/33	15	8,414
Revenue Bonds, Series A-1	4.500	07/01/34	11	11,350

Total Municipal Bonds (cost $413,460)				290,785
Residential Mortgage-Backed Securities 2.8%
Bermuda 1.2%
Bellemeade Re Ltd.,
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%	3.966(c)	10/25/27	358	359,469
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	3.866(c)	04/25/28	1,459	1,462,755
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950%	3.216(c)	08/25/28	1,117	1,118,211
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350%	3.616(c)	08/25/28	750	749,999

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Bermuda (cont’d.)
Bellemeade Re Ltd., (cont’d.)
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600%	3.866%(c)	08/25/28		750	$ 749,132
Series 2018-03A, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.466(c)	10/25/27		630	629,999
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850%	4.116(c)	10/25/27		950	951,358
Series 2019-02A, Class M1A, 144A, 1 Month LIBOR + 1.000%	3.404(c)	04/25/29		5,400	5,406,877
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450%	3.716(c)	04/25/29		1,630	1,632,959
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100%	3.490(c)	07/25/29		3,600	3,600,586
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600%	3.990(c)	07/25/29		2,400	2,400,618
Eagle Re Ltd.,
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250%	3.652(c)	04/25/29		900	899,740
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800%	4.202(c)	04/25/29		750	748,253

Home Re Ltd., Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650%	3.916(c)	05/25/29		1,370	1,371,558
Oaktown Re II Ltd., Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550%	3.816(c)	07/25/28		857	858,025
Oaktown Re III Ltd., Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400%	3.666(c)	07/25/29		600	600,073
Radnor Re Ltd., Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400%	3.666(c)	03/25/28		1,269	1,271,836
					24,811,448
United Kingdom 0.2%
Paragon Mortgages PLC,
Series 11X, Class BB, 3 Month EURIBOR + 0.480%	0.116(c)	10/15/41	EUR	2,535	2,653,520
Series 12X, Class B1B, 3 Month EURIBOR + 0.480%	0.169(c)	11/15/38	EUR	1,251	1,291,181

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United Kingdom (cont’d.)

Towd Point Mortgage Funding Vantage PLC, Series 2016-V1A, Class A1, 144A, 3 Month GBP LIBOR + 1.200%	2.004%(c)	02/20/54	GBP	767	$ 934,295
					4,878,996
United States 1.4%
APS Resecuritization Trust, Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150%	2.590(c)	07/27/57		1,763	1,744,201
Banc of America Funding Trust, Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500%	3.720(c)	09/26/45		285	292,840
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.902(c)	11/01/23		3,500	3,500,000
Series 2019-02, Class PT, 144A, 1 Month LIBOR + 1.500%	3.930(c)	04/25/23		6,600	6,600,000
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%	4.402(c)	12/25/57		2,030	2,038,344
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	4.402(c)	01/25/57		1,815	1,846,553
Series 2017-08, Class A1, 144A	3.000(cc)	12/25/65		2,251	2,241,716

Credit Suisse Mortgage Trust, Series 2018-11R, Class 1A1, 144A, 1 Month LIBOR + 1.400%	3.634(c)	08/25/37		2,806	2,806,381
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.716(c)	01/25/29		106	106,238
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300%	5.566(c)	10/25/27		1,000	1,073,597
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250%	4.516(c)	11/25/28		333	335,762
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650%	5.054(c)	01/25/49		470	478,602

IndyMac INDX Mortgage Loan Trust, Series 2004-AR15, Class 3A1	4.339(cc)	02/25/35		1,120	1,114,840
LSTAR Securities Investment Trust,
Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	3.902(c)	04/01/23		2,358	2,353,209

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
LSTAR Securities Investment Trust, (cont’d.)
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500%	3.902%(c)	04/01/24		1,582	$1,581,730

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.016(c)	01/25/48		1,968	1,964,009
Park Avenue Funding Trust, Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500%	3.904(c)	11/27/20		1,045	1,045,368
					31,123,390

Total Residential Mortgage-Backed Securities (cost $60,283,485)					60,813,834
Sovereign Bonds 40.8%
Albania 0.1%
Albania Government International Bond,
Sr. Unsec’d. Notes	3.500	10/09/25	EUR	1,000	1,173,737
Sr. Unsec’d. Notes	5.750	11/12/20	EUR	352	416,050
Sr. Unsec’d. Notes, 144A	3.500	10/09/25	EUR	1,000	1,173,737
					2,763,524
Argentina 1.3%
Argentine Republic Government International Bond,
Bonds	3.380	12/31/38	EUR	1,000	636,370
Bonds	4.330	12/31/33	JPY	519,215	2,398,250
Sr. Unsec’d. Notes	0.670	12/31/38	JPY	194,978	555,595
Sr. Unsec’d. Notes^	0.670(cc)	12/31/38	JPY	42,213	130,958
Sr. Unsec’d. Notes	3.375	10/12/20	CHF	3,860	3,510,502
Sr. Unsec’d. Notes	5.000	01/15/27	EUR	3,000	2,483,643
Sr. Unsec’d. Notes	5.250	01/15/28	EUR	2,540	2,094,073
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	17,202	15,892,316

Provincia de Buenos Aires, Sr. Unsec’d. Notes	5.375	01/20/23	EUR	1,100	940,941
					28,642,648

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Australia 0.1%
Australia Government Bond,
Sr. Unsec’d. Notes	3.000%	03/21/47	AUD	2,400	$ 2,051,714
Sr. Unsec’d. Notes	4.250	04/21/26	AUD	600	496,288
					2,548,002
Austria 0.2%
Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, 144A, EMTN	5.000	12/20/24	CAD	3,500	3,017,775
Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	1,440	1,528,615
					4,546,390
Belgium 0.4%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, 144A	0.800	06/22/28	EUR	1,340	1,617,127
Sr. Unsec’d. Notes, Series 81, 144A	0.800	06/22/27	EUR	680	818,294
Unsec’d. Notes	1.250	04/22/33	EUR	500	636,149
Kingdom of Belgium Government International Bond,
Notes, 144A	8.875	12/01/24		750	979,513
Sr. Unsec’d. Notes	9.375	02/21/20	GBP	2,402	3,056,108
Unsec’d. Notes, EMTN	5.700	05/28/32	GBP	650	1,190,221
					8,297,412
Brazil 1.9%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		8,564	8,928,146
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		22,847	24,331,522
Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875	04/01/21	EUR	7,128	8,240,948
					41,500,616
Bulgaria 0.4%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	6,352	8,634,068
Canada 0.4%
Canadian Government Bond, Bonds	4.000	06/01/41	CAD	650	694,734

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Canada (cont’d.)
City of Toronto Canada,
Sr. Unsec’d. Notes	3.500%	06/02/36	CAD	2,000	$ 1,679,815
Unsec’d. Notes	2.400	06/07/27	CAD	1,000	763,979

Province of British Columbia, Unsec’d. Notes	7.875	11/30/23	CAD	2,122	1,989,111
Province of Manitoba, Unsec’d. Notes	8.800	01/15/20		360	370,339
Province of Nova Scotia, Sr. Unsec’d. Notes	8.250	11/15/19		20	20,327
Province of Quebec,
Debentures, Series NN	7.125	02/09/24		1,139	1,377,557
Unsec’d. Notes, MTN	6.350	01/30/26		500	603,319
Unsec’d. Notes, MTN	7.140	02/27/26		430	540,002
					8,039,183
Cayman Islands 0.1%
Cayman Islands Government Bond, Sr. Unsec’d. Notes	5.950	11/24/19		2,150	2,165,695
Chile 0.0%
Chile Government International Bond,
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	450	543,606
Sr. Unsec’d. Notes	1.750	01/20/26	EUR	240	292,663
					836,269
China 0.4%
China Government Bond,
Sr. Unsec’d. Notes	3.160	06/27/23	CNH	5,000	728,676
Sr. Unsec’d. Notes	3.290	05/23/29	CNH	10,000	1,463,315
Sr. Unsec’d. Notes	3.380	11/21/24	CNH	500	73,595
Sr. Unsec’d. Notes	3.390	05/21/25	CNH	2,000	294,649
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	2,000	295,077
Sr. Unsec’d. Notes	3.600	06/27/28	CNH	1,000	149,183
Sr. Unsec’d. Notes	3.600	05/21/30	CNH	3,000	438,052
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	10,000	1,518,297
Sr. Unsec’d. Notes	4.100	05/21/45	CNH	2,500	374,715
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	10,000	1,573,483

Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.400	05/14/24	CNH	13,000	1,964,153
					8,873,195

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Colombia 0.9%
Colombia Government International Bond,
Sr. Unsec’d. Notes	4.000%	02/26/24		1,000	$ 1,049,010
Sr. Unsec’d. Notes	8.375	02/15/27		2,701	3,135,381
Sr. Unsec’d. Notes	10.375	01/28/33		1,300	2,041,000
Sr. Unsec’d. Notes	11.750	02/25/20		1,726	1,816,632
Sr. Unsec’d. Notes, EMTN(a)	3.875	03/22/26	EUR	8,398	11,043,322
					19,085,345
Croatia 0.7%
Croatia Government International Bond,
Sr. Unsec’d. Notes	2.750	01/27/30	EUR	3,000	3,918,116
Sr. Unsec’d. Notes	3.000	03/20/27	EUR	4,500	5,853,014
Sr. Unsec’d. Notes	3.875	05/30/22	EUR	3,000	3,681,461
Sr. Unsec’d. Notes	5.500	04/04/23		1,000	1,100,258
Sr. Unsec’d. Notes	6.375	03/24/21		500	529,165
Sr. Unsec’d. Notes	6.625	07/14/20		1,000	1,036,936
					16,118,950
Cyprus 2.2%
Cyprus Government International Bond,
Notes, EMTN	2.750	02/26/34	EUR	5,000	6,807,895
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	4,700	6,031,691
Sr. Unsec’d. Notes, EMTN	3.750	07/26/23	EUR	12,755	16,193,275
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	11,814	16,297,664
Unsec’d. Notes, EMTN	2.750	06/27/24	EUR	2,000	2,501,045
					47,831,570
Czech Republic 0.1%
Czech Republic Government Bond, Bonds, Series 089	2.400	09/17/25	CZK	30,000	1,375,292
Denmark 0.2%
Denmark Government Bond,
Bonds	0.500	11/15/27	DKK	12,110	1,952,525
Bonds	1.750	11/15/25	DKK	3,520	602,212
Bonds	3.000	11/15/21	DKK	3,000	483,812
Bonds	4.500	11/15/39	DKK	1,800	518,464
					3,557,013

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Dominican Republic 0.1%
Dominican Republic International Bond, Sr. Unsec’d. Notes	7.500%	05/06/21		2,667	$ 2,806,693
Egypt 0.1%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A	5.577	02/21/23		1,835	1,899,225
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	700	803,051
					2,702,276
Finland 0.0%
Finland Government International Bond, Sr. Unsec’d. Notes	6.950	02/15/26		600	757,202
Germany 0.0%
Bundesrepublik Deutschland Bundesanleihe, Bonds, Series 05	4.000	01/04/37	EUR	320	614,899
Greece 2.7%
Hellenic Republic Government Bond,
Bonds	0.000(cc)	10/15/42	EUR	270,000	1,249,958
Bonds	3.000(cc)	02/24/23	EUR	3,122	3,731,592
Bonds	3.000(cc)	02/24/24	EUR	4,014	4,868,209
Bonds	3.000(cc)	02/24/25	EUR	2,258	2,754,884
Bonds	3.000(cc)	02/24/26	EUR	1,788	2,186,627
Bonds	3.000(cc)	02/24/27	EUR	5,069	6,236,700
Bonds	3.000(cc)	02/24/28	EUR	1,531	1,895,077
Bonds	3.000(cc)	02/24/29	EUR	1,636	2,038,748
Bonds	3.000(cc)	02/24/30	EUR	153	190,806
Bonds	3.000(cc)	02/24/31	EUR	3,494	4,363,218
Bonds	3.000(cc)	02/24/32	EUR	1,085	1,349,014
Bonds	3.000(cc)	02/24/33	EUR	133	164,937
Bonds	3.000(cc)	02/24/34	EUR	496	615,234
Bonds	3.000(cc)	02/24/35	EUR	2,071	2,572,008
Bonds	3.000(cc)	02/24/36	EUR	555	688,218
Bonds	3.000(cc)	02/24/37	EUR	478	594,081
Bonds	3.000(cc)	02/24/38	EUR	876	1,090,569
Bonds	3.000(cc)	02/24/39	EUR	888	1,103,709
Bonds	3.000(cc)	02/24/40	EUR	520	647,143
Bonds	3.000(cc)	02/24/41	EUR	532	662,860
Bonds	3.000(cc)	02/24/42	EUR	331	410,693
Bonds	3.900	01/30/33	EUR	2,710	3,469,907

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Greece (cont’d.)
Hellenic Republic Government Bond, (cont’d.)
Bonds	4.200%	01/30/42	EUR	2,380	$ 3,175,858
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	8,000	11,024,040
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	1,700	2,419,627
					59,503,717
Guernsey 0.1%
States of Guernsey Bond, Sr. Unsec’d. Notes	3.375	12/12/46	GBP	1,280	1,919,369
Hong Kong 0.1%
Hong Kong Sukuk 2017 Ltd., Sr. Unsec’d. Notes	3.132	02/28/27		1,500	1,552,086
Hungary 1.3%
Hungary Government Bond, Bonds, Series 27/A	3.000	10/27/27	HUF	300,000	1,108,455
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.250	10/22/25	EUR	2,000	2,363,666
Sr. Unsec’d. Notes	4.300	12/19/21	CNH	32,500	4,764,315
Sr. Unsec’d. Notes	5.375	02/21/23		4,850	5,316,066
Sr. Unsec’d. Notes	5.750	11/22/23		3,050	3,435,825
Sr. Unsec’d. Notes	6.250	01/29/20		6,200	6,311,724
Sr. Unsec’d. Notes	6.375	03/29/21		4,530	4,810,135
					28,110,186
Iceland 0.1%
Iceland Government International Bond,
Sr. Unsec’d. Notes	5.875	05/11/22		1,000	1,097,975
Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	500	566,231
					1,664,206
Indonesia 1.7%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	1,600	1,866,314
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	12,005	15,292,055
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	3,395	4,030,273
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	1,000	1,206,032

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Indonesia (cont’d.)
Indonesia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	2.875%	07/08/21	EUR	4,546	$ 5,311,611
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	7,780	10,582,560
					38,288,845
Iraq 0.1%
Iraq International Bond, Sr. Unsec’d. Notes	6.752	03/09/23		1,700	1,759,704
Ireland 0.1%
Ireland Government Bond,
Bonds	2.400	05/15/30	EUR	1,200	1,642,730
Bonds	5.400	03/13/25	EUR	900	1,317,809
					2,960,539
Isle of Man 0.4%
Isle of Man Government International Bond,
Unsec’d. Notes	5.375	08/14/34	GBP	1,000	1,785,073
Unsec’d. Notes	5.625	03/29/30	GBP	4,000	6,781,597
					8,566,670
Israel 0.2%
Israel Government Bond, Bonds	2.000	03/31/27	ILS	1,000	305,949
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	1,600	1,906,909
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	1,000	1,198,015
Sr. Unsec’d. Notes, EMTN	2.875	01/29/24	EUR	1,000	1,247,786
Sr. Unsec’d. Notes, EMTN	4.625	03/18/20	EUR	330	375,985
					5,034,644
Italy 4.5%
Cassa Del Trentino SPA, Local Gov’t. Gtd. Notes, EMTN	1.160	06/17/26	EUR	712	739,587
City of Rome Italy, Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	2,000	3,152,050
Italy Buoni Poliennali del Tesoro,
Bonds	2.000	12/01/25	EUR	2,200	2,578,036
Bonds	2.050	08/01/27	EUR	6,085	7,135,155

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Italy (cont’d.)
Italy Buoni Poliennali del Tesoro, (cont’d.)
Bonds	6.500%	11/01/27	EUR	2,695	$ 4,187,344
Bonds, 144A	2.800	03/01/67	EUR	2,100	2,325,732
Sr. Unsec’d. Notes, 144A	4.750	09/01/28	EUR	5,590	7,987,366
Unsec’d. Notes, 144A	4.500	03/01/26	EUR	8,545	11,503,870

Italy Certificati di Credito del Tesoro, Bonds, Series EU, 6 Month EURIBOR + 0.550%	0.318(c)	09/15/25	EUR	5,200	5,463,687
Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	965	1,094,671
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor 2.000%)	2.000(c)	06/15/20	EUR	1,550	1,744,282
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	2,571	2,970,464
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 30Y Index + 0.000% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	5,892	7,836,728
Sr. Unsec’d. Notes, EMTN	5.125	07/31/24	EUR	14,455	19,182,820
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	250	377,122
Sr. Unsec’d. Notes, EMTN	5.250	12/07/34	GBP	1,090	1,641,507
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	11,339	17,155,032
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		590	657,107

Republic of Italy Government International Bond Strips Coupon, Sr. Unsec’d. Notes	3.518(s)	03/27/23		775	685,063
					98,417,623
Japan 1.4%
Japan Finance Organization for Municipalities,
Gov’t. Gtd. Notes, EMTN	5.750	08/09/19	GBP	400	486,879
Sr. Unsec’d. Notes, EMTN	3.060	12/21/20	AUD	2,000	1,397,415
Sr. Unsec’d. Notes, GMTN	0.875	09/22/21	EUR	2,535	2,880,583
Japan Government Twenty Year Bond,
Sr. Unsec’d. Notes	0.200	06/20/36	JPY	450,000	4,197,215
Sr. Unsec’d. Notes	0.400	03/20/36	JPY	100,000	963,949
Sr. Unsec’d. Notes	0.500	06/20/38	JPY	514,000	5,004,165
Sr. Unsec’d. Notes	0.700	03/20/37	JPY	150,000	1,512,878
Sr. Unsec’d. Notes	1.500	06/20/34	JPY	50,000	559,178
Sr. Unsec’d. Notes	1.800	12/20/31	JPY	148,000	1,673,547
Sr. Unsec’d. Notes, Series 150(k)	1.400	09/20/34	JPY	145,000	1,604,250
Sr. Unsec’d. Notes, Series 159	0.600	12/20/36	JPY	665,000	6,602,993
Sr. Unsec’d. Notes, Series 168	0.400	03/20/39	JPY	150,000	1,430,881

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Japan (cont’d.)

Japanese Government CPI Linked Bond, Sr. Unsec’d. Notes, Series 022	0.100%	03/10/27	JPY	221,043	$ 2,110,054
					30,423,987
Jersey 0.0%
Jersey International Bond, Sr. Unsec’d. Notes	3.750	06/09/54	GBP	100	168,084
Kazakhstan 0.2%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.375	11/09/28	EUR	3,765	4,619,067
Kuwait 0.1%
Kuwait International Government Bond, Sr. Unsec’d. Notes, 144A	2.750	03/20/22		2,050	2,070,525
Latvia 0.0%
Latvia Government International Bond, Sr. Unsec’d. Notes, EMTN	2.625	01/21/21	EUR	200	230,712
Lithuania 0.4%
Lithuania Government International Bond,
Sr. Unsec’d. Notes	6.125	03/09/21		4,700	4,973,126
Sr. Unsec’d. Notes	6.625	02/01/22		4,220	4,658,036
					9,631,162
Malaysia 0.4%
Malaysia Government Bond,
Sr. Unsec’d. Notes	4.160	07/15/21	MYR	6,500	1,601,751
Sr. Unsec’d. Notes, Series 0217	4.059	09/30/24	MYR	10,000	2,486,729
Sr. Unsec’d. Notes, Series 0314	4.048	09/30/21	MYR	20,916	5,151,223
Sr. Unsec’d. Notes, Series 0416	3.620	11/30/21	MYR	15	3,664
					9,243,367
Mexico 1.5%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.750	04/22/23	EUR	4,375	5,273,776
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	2,300	2,721,475
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	1,092,139

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Mexico (cont’d.)
Mexico Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	1.750%	04/17/28	EUR	800	$ 913,275
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	200	260,482
Sr. Unsec’d. Notes, GMTN	1.625	03/06/24	EUR	9,670	11,259,193
Sr. Unsec’d. Notes, GMTN	5.500	02/17/20	EUR	1,400	1,595,116
Sr. Unsec’d. Notes, GMTN	6.750	02/06/24	GBP	5,663	8,281,346
Sr. Unsec’d. Notes, MTN	7.500	04/08/33		875	1,177,422
					32,574,224
Montenegro 0.1%
Montenegro Government International Bond,
Sr. Unsec’d. Notes	3.875	03/18/20	EUR	500	563,657
Sr. Unsec’d. Notes, 144A	3.375	04/21/25	EUR	750	875,988
					1,439,645
New Zealand 0.3%
Auckland Council,
Sr. Sec’d. Notes	2.900	09/16/27	AUD	1,000	735,301
Sr. Sec’d. Notes	3.500	03/09/26	AUD	2,000	1,516,328

New Zealand Government Bond, Sr. Unsec’d. Notes	4.500	04/15/27	NZD	1,500	1,214,757
New Zealand Local Government Funding Agency Bond,
Local Gov’t. Gtd. Notes	2.750	04/15/25	NZD	1,800	1,242,714
Local Gov’t. Gtd. Notes	3.500	04/14/33	NZD	500	365,207
Sr. Unsec’d. Notes	4.500	04/15/27	NZD	1,800	1,391,332
					6,465,639
North Macedonia 0.2%
North Macedonia Government International Bond,
Sr. Unsec’d. Notes	3.975	07/24/21	EUR	2,000	2,342,191
Sr. Unsec’d. Notes	5.625	07/26/23	EUR	1,000	1,288,439
Sr. Unsec’d. Notes, 144A	3.975	07/24/21	EUR	500	585,548
					4,216,178
Norway 0.2%
City of Oslo,
Sr. Unsec’d. Notes	3.600	12/06/22	NOK	1,000	118,939
Sr. Unsec’d. Notes	3.650	11/08/23	NOK	9,000	1,086,467
Sr. Unsec’d. Notes	4.900	11/04/19	NOK	5,000	569,303

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Norway (cont’d.)

Kommunalbanken A/S, Sr. Unsec’d. Notes, MTN	5.125%	05/14/21	NZD	2,850	$ 1,989,601
					3,764,310
Panama 0.4%
Panama Government International Bond,
Sr. Unsec’d. Notes	4.000	09/22/24		400	425,000
Sr. Unsec’d. Notes	8.125	04/28/34		3,673	5,229,470
Sr. Unsec’d. Notes	9.375	01/16/23		1,553	1,933,501
Sr. Unsec’d. Notes	9.375	04/01/29		800	1,200,008
Sr. Unsec’d. Notes	10.750	05/15/20		275	296,656
					9,084,635
Peru 0.9%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	7,087	9,051,525
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	8,375	11,979,035
					21,030,560
Philippines 0.3%
Philippine Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	1,000	1,134,675
Unsec’d. Notes	3.580	05/20/22	CNH	40,000	5,773,038
					6,907,713
Poland 0.4%
Republic of Poland Government International Bond, Sr. Unsec’d. Notes	5.000	03/23/22		7,355	7,880,883
Portugal 2.8%
Metropolitano de Lisboa EPE, Gov’t. Gtd. Notes	4.799	12/07/27	EUR	2,150	3,201,501
Parpublica-Participacoes Publicas SGPS SA, Sr. Unsec’d. Notes, EMTN	3.750	07/05/21	EUR	1,500	1,762,428
Portugal Government International Bond,
Sr. Unsec’d. Notes	4.090	06/03/22	CNH	48,400	7,022,565
Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		4,971	5,604,504

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Portugal (cont’d.)
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	3.875%	02/15/30	EUR	22,720	$ 34,057,023
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	6,500	10,891,656
					62,539,677
Qatar 0.1%
Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A	3.875	04/23/23		1,040	1,095,900
Sr. Unsec’d. Notes, 144A	4.500	04/23/28		2,000	2,255,000
					3,350,900
Romania 0.7%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	4,150	4,909,275
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	1,198,662
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	1,000	1,285,869
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	1,000	1,286,887
Sr. Unsec’d. Notes, EMTN	6.750	02/07/22		300	328,691
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	3,600	4,039,027
Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,353,839
Unsec’d. Notes, EMTN	2.875	05/26/28	EUR	700	861,534
					15,263,784
Russia 0.4%
Russian Federal Bond - OFZ, Bonds, Series 6224	6.900	05/23/29	RUB	61,000	940,107
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes(a)	2.875	12/04/25	EUR	6,000	7,276,444
Sr. Unsec’d. Notes	4.500	04/04/22		400	417,257
					8,633,808
Saudi Arabia 0.7%
KSA Sukuk Ltd., Sr. Unsec’d. Notes, EMTN	2.894	04/20/22		1,000	1,013,744
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	5,945	7,084,570
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21		1,200	1,199,928
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		3,335	3,383,024

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Saudi Arabia (cont’d.)
Saudi Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	4.000%	04/17/25		1,135	$ 1,214,450
Sr. Unsec’d. Notes, EMTN	2.875	03/04/23		1,300	1,318,720
					15,214,436
Senegal 0.1%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	1,395	1,611,484
Serbia 0.6%
Serbia International Bond,
Sr. Unsec’d. Notes	7.250	09/28/21		4,274	4,670,106
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	6,600	7,354,567
Sr. Unsec’d. Notes, 144A	7.250	09/28/21		200	218,535
					12,243,208
Singapore 0.0%
Singapore Government Bond,
Sr. Unsec’d. Notes	2.375	06/01/25	SGD	1,000	751,765
Sr. Unsec’d. Notes	3.000	09/01/24	SGD	500	385,525
					1,137,290
Slovenia 0.4%
Slovenia Government International Bond, Sr. Unsec’d. Notes	5.250	02/18/24		7,922	8,877,599
South Africa 0.4%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	5,000	389,787
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	1,800	105,939
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes(a)	3.750	07/24/26	EUR	5,415	6,574,675
Sr. Unsec’d. Notes, EMTN	3.800	09/07/21	JPY	100,000	961,439

ZAR Sovereign Capital Fund Pty Ltd., Sr. Unsec’d. Notes, 144A	3.903	06/24/20		1,000	1,002,540
					9,034,380

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
South Korea 0.3%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes	5.125%	10/15/19	NZD	200	$ 132,053
Sr. Unsec’d. Notes, 144A, MTN	8.000	05/15/24	IDR	6,800,000	501,396
Sr. Unsec’d. Notes, EMTN	3.500	09/26/19	AUD	100	68,604
Sr. Unsec’d. Notes, EMTN	5.375	09/12/19	AUD	1,000	686,976
Sr. Unsec’d. Notes, MTN	2.711	12/05/19	CAD	200	151,614
Sr. Unsec’d. Notes, MTN	3.500	07/28/21	NZD	2,000	1,349,093
Korea International Bond,
Sr. Unsec’d. Notes	2.125	06/10/24	EUR	1,100	1,339,450
Sr. Unsec’d. Notes	4.250	12/07/21	EUR	1,700	2,083,576
					6,312,762
Spain 4.2%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.950	02/11/20	EUR	2,000	2,265,839
Sr. Unsec’d. Notes, EMTN	4.900	09/15/21	EUR	600	720,657
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000%^	5.480(c)	05/11/29	EUR	1,000	1,429,226
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	3,000	4,331,589
Instituto de Credito Oficial,
Gov’t. Gtd. Notes, EMTN	3.250	06/28/24	CHF	1,300	1,541,753
Gov’t. Gtd. Notes, EMTN	5.000	03/31/20	CAD	1,800	1,387,683
Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	32,000	3,388,704
Spain Government Bond,
Bonds, 144A(k)	3.800	04/30/24	EUR	1,880	2,487,694
Bonds, 144A(k)	5.150	10/31/28	EUR	8,120	13,089,549
Sr. Unsec’d. Notes, 144A(k)	1.400	04/30/28	EUR	6,410	7,876,756
Sr. Unsec’d. Notes, 144A(k)	1.400	07/30/28	EUR	2,000	2,456,654
Sr. Unsec’d. Notes, 144A	1.450	10/31/27	EUR	5,170	6,361,772
Sr. Unsec’d. Notes, 144A(k)	1.950	07/30/30	EUR	1,300	1,686,452
Sr. Unsec’d. Notes, 144A	2.900	10/31/46	EUR	300	460,496
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	2,000	3,554,710
Sr. Unsec’d. Notes, 144A	4.650	07/30/25	EUR	15,050	21,494,184
Sr. Unsec’d. Notes, 144A	5.900	07/30/26	EUR	500	784,171

Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	11,424	17,882,995
					93,200,884
Sweden 0.1%
Kommuninvest I Sverige AB,
Local Gov’t. Gtd. Notes, EMTN	0.625	11/13/23	SEK	15,000	1,593,148

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Sweden (cont’d.)
Kommuninvest I Sverige AB, (cont’d.)
Local Gov’t. Gtd. Notes, EMTN	1.500%	05/12/25	SEK	7,000	$ 780,364
Local Gov’t. Gtd. Notes, MTN	4.750	08/17/22	AUD	200	150,202

Svensk Exportkredit AB, Sr. Unsec’d. Notes, EMTN	4.200	12/16/20	AUD	700	493,631
					3,017,345
Thailand 0.1%
Thailand Government Bond, Sr. Unsec’d. Notes	3.650	06/20/31	THB	45,000	1,738,146
Turkey 0.4%
Turkey Government International Bond,
Sr. Unsec’d. Notes	5.200	02/16/26	EUR	2,130	2,461,069
Sr. Unsec’d. Notes	5.750	03/22/24		1,000	986,302
Sr. Unsec’d. Notes	7.000	06/05/20		2,000	2,047,320
Sr. Unsec’d. Notes	7.500	11/07/19		400	403,668
Sr. Unsec’d. Notes, EMTN(a)	3.250	06/14/25	EUR	3,550	3,803,403
					9,701,762
Ukraine 0.1%
Ukraine Government International Bond, Sr. Unsec’d. Notes	7.750	09/01/24		1,875	2,000,516
United Arab Emirates 0.7%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	2.500	10/11/22		498	501,252
Sr. Unsec’d. Notes, 144A	2.500	10/11/22		2,365	2,380,443

Dubai DOF Sukuk Ltd., Sr. Unsec’d. Notes, EMTN	6.450	05/02/22		6,423	7,041,651
RAK Capital, Sr. Unsec’d. Notes, EMTN	3.094	03/31/25		1,400	1,403,500
Sharjah Sukuk Ltd., Sr. Unsec’d. Notes	3.764	09/17/24		3,800	3,933,000
					15,259,846
United Kingdom 0.8%
United Kingdom Gilt,
Bonds(k)	3.250	01/22/44	GBP	320	547,226

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
United Kingdom (cont’d.)
United Kingdom Gilt, (cont’d.)
Bonds(k)	3.500%	01/22/45	GBP	2,310	$ 4,140,556
Bonds(k)	4.250	03/07/36	GBP	6,140	11,076,167
Bonds(k)	4.250	09/07/39	GBP	600	1,126,683
					16,890,632
Uruguay 0.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375	10/27/27		394	429,053
Sr. Unsec’d. Notes	4.375	01/23/31		625	682,321
Sr. Unsec’d. Notes	6.875	09/28/25		2,202	2,614,875
					3,726,249

Total Sovereign Bonds (cost $881,052,584)					898,979,230
U.S. Government Agency Obligations 0.3%
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	707	1,169,399
Tennessee Valley Authority
Sr. Unsec’d. Notes	5.350	06/07/21	GBP	1,217	1,595,011
Sr. Unsec’d. Notes	5.625	06/07/32	GBP	1,391	2,470,589

Total U.S. Government Agency Obligations (cost $5,713,959)					5,234,999
U.S. Treasury Obligations 0.3%
U.S. Treasury Notes	1.750	07/31/24		55	54,755
U.S. Treasury Notes(h)(k)	2.125	05/15/25		3,650	3,696,195
U.S. Treasury Notes	2.500	02/28/21		45	45,353
U.S. Treasury Notes	2.625	08/31/20		4	4,022
U.S. Treasury Notes(h)(k)	2.625	12/15/21		980	997,342
U.S. Treasury Strips Coupon(h)(k)	1.881(s)	05/15/31		400	308,235
U.S. Treasury Strips Coupon(h)(k)	1.898(s)	08/15/29		400	323,316
U.S. Treasury Strips Coupon(h)	2.100(s)	11/15/35		800	540,042
U.S. Treasury Strips Coupon(h)(k)	2.264(s)	08/15/40		800	467,300
Total U.S. Treasury Obligations (cost $6,369,509)					6,436,560

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stock 0.0%
Colombia
Frontera Energy Corp. (cost $44,527)	2,232	$ 22,840
Preferred Stock 0.0%
United States
Citigroup Capital XIII, 8.953% (cost $100,000)	4,000	108,800

Total Long-Term Investments (cost $2,129,801,599)		2,157,734,024

Short-Term Investments 7.0%
Affiliated Mutual Funds 3.1%
PGIM Core Ultra Short Bond Fund(w)	28,570,354	28,570,354
PGIM Institutional Money Market Fund (cost $39,970,517; includes $39,845,464 of cash collateral for securities on loan)(b)(w)	39,968,706	39,976,699
Total Affiliated Mutual Funds (cost $68,540,871)		68,547,053
Options Purchased*~ 3.9%
(cost $148,303,702)		86,128,633

Total Short-Term Investments (cost $216,844,573)		154,675,686

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.0% (cost $2,346,646,172)		2,312,409,710
Options Written*~ (3.2)%
(premiums received $119,583,815)		(69,823,107)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.8% (cost $2,227,062,357)		2,242,586,603
Liabilities in excess of other assets(z) (1.8)%		(39,536,183)

Net Assets 100.0%		$ 2,203,050,420

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $22,873,230 and 1.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $38,298,187; cash collateral of $39,845,464 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of July 31, 2019.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$97.75	413	1,033	$ 2,581
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$98.25	413	1,033	64,531
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$97.75	413	1,033	2,581
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$98.25	413	1,033	92,925
Total Exchange Traded (cost $322,504)						$162,618

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	7,600	$ 33,545
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	5,000	20,133
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	4,495	52,642
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	10,926	119,329
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	21,689	250,611

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—		22,000	$ 263,963
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—		4,370	50,637
Currency Option AUD vs JPY	Call	Deutsche Bank AG	11/25/20	92.00	—	AUD	30,400	18,993
Currency Option AUD vs JPY	Call	Morgan Stanley & Co. International PLC	10/27/23	85.00	—	AUD	57,000	528,346
Currency Option AUD vs JPY	Call	Goldman Sachs International	10/27/23	85.00	—	AUD	21,000	194,654
Currency Option EUR vs TRY	Call	BNP Paribas S.A.	04/28/20	10.00	—	EUR	35,500	391,136
Currency Option EUR vs TRY	Call	Morgan Stanley & Co. International PLC	07/28/20	12.00	—	EUR	35,500	427,569
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	11/25/19	27.00	—	EUR	14,000	1,432
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	24.00	—	EUR	14,750	7,606
Currency Option EUR vs ZAR	Call	Goldman Sachs International	08/27/20	28.00	—	EUR	34,500	115,949
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	21.00	—	EUR	35,000	961,861
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	25.00	—	EUR	70,000	759,951
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	08/13/19	6.00	—		41,000	—
Currency Option USD vs BRL	Call	Citibank, N.A.	08/13/19	6.00	—		15,000	—
Currency Option USD vs BRL	Call	Deutsche Bank AG	12/20/19	5.00	—		32,500	21,374
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/27/20	4.65	—		33,000	156,770
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	07/27/20	6.50	—		80,000	84,707
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	08/27/20	8.50	—		40,000	16,226
Currency Option USD vs BRL	Call	Citibank, N.A.	12/21/20	5.25	—		80,000	671,598
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	4.00	—		41,000	2,323,347
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	4.00	—		15,000	850,005

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CHF	Call	Goldman Sachs International	10/28/20	1.00	—	40,000	$ 394,967
Currency Option USD vs CHF	Call	Morgan Stanley & Co. International PLC	10/28/20	1.00	—	15,500	153,050
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.60	—	66,000	804,751
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	08/27/19	82.50	—	40,000	—
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	09/30/19	90.00	—	56,000	7
Currency Option USD vs INR	Call	Goldman Sachs International	10/28/20	90.00	—	40,000	68,971
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	79.00	—	56,000	743,491
Currency Option USD vs JPY	Call	Morgan Stanley & Co. International PLC	01/27/21	110.00	—	22,000	254,346
Currency Option USD vs JPY	Call	Deutsche Bank AG	10/27/23	115.00	—	40,000	265,257
Currency Option USD vs JPY	Call	Barclays Bank PLC	10/27/23	115.00	—	72,000	477,463
Currency Option USD vs KRW	Call	Goldman Sachs International	12/20/19	1,200.00	—	18,000	185,641
Currency Option USD vs KRW	Call	BNP Paribas S.A.	12/20/19	1,350.00	—	36,000	18,425
Currency Option USD vs KRW	Call	BNP Paribas S.A.	10/28/20	1,165.00	—	29,750	950,585
Currency Option USD vs MXN	Call	Deutsche Bank AG	08/27/19	25.00	—	24,500	74
Currency Option USD vs MXN	Call	Goldman Sachs International	09/03/19	31.00	—	83,250	62
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	12/26/19	22.00	—	16,000	66,883
Currency Option USD vs MXN	Call	Citibank, N.A.	12/26/19	26.00	—	32,000	19,739
Currency Option USD vs MXN	Call	Deutsche Bank AG	04/28/20	26.00	—	55,500	145,426
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	10/28/20	31.00	—	120,000	391,071
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	22.00	—	61,500	2,240,633
Currency Option USD vs MXN	Call	Goldman Sachs International	01/27/21	22.00	—	21,750	792,419

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	26.50	—	166,500	$ 1,778,354
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	22.00	—	59,500	2,628,642
Currency Option USD vs RUB	Call	Goldman Sachs International	10/21/19	90.00	—	59,500	3,287
Currency Option USD vs RUB	Call	Citibank, N.A.	12/23/19	85.00	—	18,000	12,999
Currency Option USD vs RUB	Call	BNP Paribas S.A.	03/30/20	95.00	—	33,000	38,364
Currency Option USD vs RUB	Call	Goldman Sachs International	12/22/20	95.00	—	56,000	398,045
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	75.00	—	59,500	2,172,413
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	08/05/19	12.00	—	56,000	—
Currency Option USD vs TRY	Call	Citibank, N.A.	08/28/19	5.40	—	15,000	717,758
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	09/27/19	15.00	—	56,000	487
Currency Option USD vs TRY	Call	Goldman Sachs International	10/28/19	14.00	—	84,000	5,741
Currency Option USD vs TRY	Call	Goldman Sachs International	12/23/19	6.00	—	18,000	633,194
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	04/29/20	7.00	—	41,000	1,192,338
Currency Option USD vs TRY	Call	Deutsche Bank AG	06/29/20	9.00	—	40,000	594,179
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	9.00	—	40,000	1,098,726
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	10/29/20	9.00	—	16,000	439,490
Currency Option USD vs TRY	Call	Goldman Sachs International	10/29/20	12.00	—	112,000	1,534,170
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	10.00	—	56,000	1,771,070
Currency Option USD vs TRY	Call	Goldman Sachs International	05/27/21	17.00	—	42,000	653,745
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	11/20/19	21.00	—	122,000	40,811
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	14.00	—	18,000	1,035,885

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	12/24/19	17.00	—		36,000	$ 210,593
Currency Option USD vs ZAR	Call	Goldman Sachs International	07/27/20	25.00	—		40,000	104,164
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	17.00	—		40,000	1,275,653
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	21.00	—		14,000	137,112
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	15.00	—		40,000	3,393,717
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	01/27/21	15.00	—		16,000	1,357,487
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/10/19	54.00	—	AUD	356,000	20,858
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	73.00	—	AUD	220,000	2,828,949
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/29/20	82.00	—	AUD	110,000	8,412,099
Currency Option AUD vs JPY	Put	Deutsche Bank AG	02/26/20	67.00	—	AUD	150,000	524,656
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	02/26/20	76.00	—	AUD	75,000	2,190,844
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	60.00	—	AUD	117,000	601,524
Currency Option AUD vs JPY	Put	Goldman Sachs International	12/28/20	68.00	—	AUD	58,500	879,928
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	70.00	—	AUD	356,000	9,198,456
Currency Option AUD vs USD	Put	Citibank, N.A.	01/29/20	0.69	—	AUD	23,000	343,535
Currency Option EUR vs TRY	Put	Goldman Sachs International	04/28/20	6.00	—	EUR	35,500	345,177
Currency Option EUR vs TRY	Put	BNP Paribas S.A.	07/28/20	7.00	—	EUR	35,500	2,261,240
Currency Option GBP vs USD	Put	Goldman Sachs International	09/03/19	1.00	—	GBP	41,600	113
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	11/25/19	1.15	—	GBP	12,500	114,129
Currency Option GBP vs USD	Put	Citibank, N.A.	11/25/19	1.30	—	GBP	12,500	1,025,730
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	07/27/20	1.23	—	GBP	53,100	2,444,209

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	09/28/20	1.16	—	GBP	83,200	$ 2,173,987
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.28	—	GBP	32,000	2,393,139
Currency Option GBP vs USD	Put	Goldman Sachs International	09/28/20	1.28	—	GBP	9,600	717,942
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	03/27/20	3.10	—		33,000	12,497
Currency Option USD vs BRL	Put	Deutsche Bank AG	06/26/20	3.50	—		40,000	330,426
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.25	—		40,000	114,320
Currency Option USD vs BRL	Put	Deutsche Bank AG	08/27/20	3.50	—		40,000	396,756
Currency Option USD vs BRL	Put	Citibank, N.A.	03/29/21	3.75	—		119,000	3,923,902
Currency Option USD vs INR	Put	BNP Paribas S.A.	08/27/19	69.50	—		40,000	272,667
Currency Option USD vs INR	Put	BNP Paribas S.A.	12/21/20	69.00	—		20,000	161,687
Currency Option USD vs MXN	Put	BNP Paribas S.A.	08/27/19	17.00	—		24,500	63
Currency Option USD vs MXN	Put	Citibank, N.A.	04/28/20	17.00	—		55,500	73,213
Currency Option USD vs MXN	Put	Deutsche Bank AG	10/28/20	18.00	—		40,000	299,538
Currency Option USD vs RUB	Put	Goldman Sachs International	08/28/19	66.00	—		56,000	1,933,083
Currency Option USD vs RUB	Put	BNP Paribas S.A.	12/22/20	66.00	—		56,000	2,131,152
Currency Option USD vs TRY	Put	Goldman Sachs International	04/29/20	4.00	—		41,000	12,854
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	06/29/20	5.00	—		40,000	195,541
Currency Option USD vs ZAR	Put	BNP Paribas S.A.	07/27/20	12.00	—		40,000	107,732
Total OTC Traded (cost $147,969,606)								$85,966,015

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
30- Year Interest Rate Swap, 08/19/49 (cost $11,592)	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR(Q)	2.66%(S)	1,035	$ —
Total Options Purchased (cost $148,303,702)								$86,128,633
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$98.00	826	2,065	$(10,325)
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$98.00	826	2,065	(36,138)
Total Exchange Traded (premiums received $214,397)						$(46,463)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Morgan Stanley & Co. International PLC	11/25/20	92.00	—	AUD	30,400	$ (18,993)
Currency Option EUR vs TRY	Call	Goldman Sachs International	04/28/20	10.00	—	EUR	35,500	(391,136)
Currency Option EUR vs TRY	Call	BNP Paribas S.A.	07/28/20	12.00	—	EUR	35,500	(427,569)
Currency Option EUR vs ZAR	Call	Citibank, N.A.	11/25/19	27.00	—	EUR	14,000	(1,432)
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	12/24/19	24.00	—	EUR	14,750	(7,606)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	08/27/20	28.00	—	EUR	34,500	(115,949)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	21.00	—	EUR	35,000	(961,861)
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	25.00	—	EUR	70,000	(759,951)
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	12/20/19	5.00	—		18,000	(11,838)
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	12/20/19	5.00	—		14,500	(9,536)
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	03/27/20	4.65	—		33,000	(156,770)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	Deutsche Bank AG	07/27/20	6.50	—	80,000	$ (84,707)
Currency Option USD vs BRL	Call	Deutsche Bank AG	08/27/20	8.50	—	40,000	(16,226)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	12/21/20	5.25	—	80,000	(671,598)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	5.00	—	82,000	(1,068,607)
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	5.00	—	30,000	(390,954)
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.95	—	66,000	(252,136)
Currency Option USD vs INR	Call	BNP Paribas S.A.	08/27/19	82.50	—	40,000	—
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/28/20	90.00	—	40,000	(68,971)
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	86.00	—	112,000	(553,756)
Currency Option USD vs JPY	Call	Citibank, N.A.	01/27/21	110.00	—	22,000	(254,345)
Currency Option USD vs KRW	Call	BNP Paribas S.A.	12/20/19	1,200.00	—	18,000	(185,641)
Currency Option USD vs KRW	Call	Goldman Sachs International	12/20/19	1,350.00	—	36,000	(18,425)
Currency Option USD vs KRW	Call	Deutsche Bank AG	10/28/20	1,165.00	—	29,750	(950,585)
Currency Option USD vs MXN	Call	BNP Paribas S.A.	08/27/19	25.00	—	24,500	(74)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	11/25/19	21.25	—	59,500	(283,400)
Currency Option USD vs MXN	Call	Citibank, N.A.	12/26/19	22.00	—	16,000	(66,883)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	12/26/19	26.00	—	32,000	(19,739)
Currency Option USD vs MXN	Call	Citibank, N.A.	04/28/20	26.00	—	55,500	(145,426)
Currency Option USD vs MXN	Call	Deutsche Bank AG	10/28/20	31.00	—	120,000	(391,071)
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	22.00	—	83,250	(3,033,051)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	26.50	—	123,000	(1,313,739)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Goldman Sachs International	01/27/21	26.50	—	43,500	$ (464,615)
Currency Option USD vs RUB	Call	Goldman Sachs International	12/23/19	85.00	—	18,000	(12,999)
Currency Option USD vs RUB	Call	Citibank, N.A.	03/30/20	95.00	—	33,000	(38,364)
Currency Option USD vs RUB	Call	BNP Paribas S.A.	12/22/20	95.00	—	56,000	(398,045)
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	90.00	—	119,000	(1,726,840)
Currency Option USD vs TRY	Call	BNP Paribas S.A.	08/28/19	5.40	—	15,000	(717,758)
Currency Option USD vs TRY	Call	BNP Paribas S.A.	12/23/19	6.00	—	18,000	(633,194)
Currency Option USD vs TRY	Call	Goldman Sachs International	04/29/20	7.00	—	41,000	(1,192,338)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	06/29/20	9.00	—	40,000	(594,179)
Currency Option USD vs TRY	Call	Goldman Sachs International	10/29/20	9.00	—	56,000	(1,538,217)
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	12.00	—	80,000	(1,095,836)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	10/29/20	12.00	—	32,000	(438,334)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	15.00	—	112,000	(1,643,139)
Currency Option USD vs TRY	Call	Goldman Sachs International	05/27/21	22.00	—	84,000	(933,530)
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	12/24/19	14.00	—	18,000	(1,035,885)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	17.00	—	36,000	(210,593)
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	07/27/20	25.00	—	40,000	(104,164)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	17.00	—	40,000	(1,275,653)
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	21.00	—	80,000	(783,499)
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	20.00	—	80,000	(1,579,308)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	01/27/21	20.00	—	32,000	(631,723)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/29/20	73.00	—	AUD	220,000	$ (2,828,949)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	82.00	—	AUD	110,000	(8,412,099)
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	02/26/20	67.00	—	AUD	150,000	(524,656)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	02/26/20	76.00	—	AUD	75,000	(2,190,844)
Currency Option AUD vs JPY	Put	Goldman Sachs International	12/28/20	60.00	—	AUD	117,000	(601,524)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	68.00	—	AUD	58,500	(879,928)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	62.00	—	AUD	712,000	(7,085,418)
Currency Option AUD vs USD	Put	Morgan Stanley & Co. International PLC	01/29/20	0.69	—	AUD	23,000	(343,535)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	04/28/20	6.00	—	EUR	35,500	(345,177)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	07/28/20	7.00	—	EUR	35,500	(2,261,240)
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	10/22/19	1.23	—	GBP	53,100	(1,487,103)
Currency Option GBP vs USD	Put	Citibank, N.A.	11/25/19	1.15	—	GBP	12,500	(114,129)
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	11/25/19	1.30	—	GBP	12,500	(1,025,730)
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.16	—	GBP	64,000	(1,672,298)
Currency Option GBP vs USD	Put	Goldman Sachs International	09/28/20	1.16	—	GBP	19,200	(501,689)
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	09/28/20	1.28	—	GBP	41,600	(3,111,080)
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/27/20	3.10	—		33,000	(12,497)
Currency Option USD vs BRL	Put	Citibank, N.A.	06/26/20	3.50	—		40,000	(330,426)
Currency Option USD vs BRL	Put	Citibank, N.A.	08/27/20	3.25	—		40,000	(114,320)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.50	—		40,000	(396,756)
Currency Option USD vs INR	Put	HSBC Bank USA, N.A.	08/27/19	69.50	—		40,000	(272,667)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs INR	Put	Goldman Sachs International	12/21/20	69.00	—	20,000	$ (161,687)
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	91.00	—	40,000	(239,118)
Currency Option USD vs JPY	Put	Barclays Bank PLC	01/27/21	91.00	—	72,000	(430,412)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	08/27/19	17.00	—	24,500	(63)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	04/28/20	17.00	—	55,500	(73,213)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	10/28/20	18.00	—	40,000	(299,537)
Currency Option USD vs RUB	Put	BNP Paribas S.A.	08/28/19	66.00	—	56,000	(1,933,083)
Currency Option USD vs RUB	Put	Goldman Sachs International	12/22/20	66.00	—	56,000	(2,131,152)
Currency Option USD vs TRY	Put	Deutsche Bank AG	04/29/20	4.00	—	41,000	(12,854)
Currency Option USD vs TRY	Put	Deutsche Bank AG	06/29/20	5.00	—	40,000	(195,541)
Currency Option USD vs ZAR	Put	Goldman Sachs International	07/27/20	12.00	—	40,000	(107,731)
Total OTC Traded (premiums received $119,369,418)							$(69,776,644)
Total Options Written (premiums received $119,583,815)							$(69,823,107)
Futures contracts outstanding at July 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
6,592	5 Year U.S. Treasury Notes	Sep. 2019	$774,920,516	$ 7,837,489
2	10 Year Canadian Government Bonds	Sep. 2019	215,654	1,089
3,920	10 Year U.S. Treasury Notes	Sep. 2019	499,493,770	1,624,087
19	10 Year U.S. Ultra Treasury Notes	Sep. 2019	2,619,031	77,733
180	20 Year U.S. Treasury Bonds	Sep. 2019	28,006,875	991,565
20	30 Year Euro Buxl	Sep. 2019	4,626,817	211,398
1,096	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	194,608,500	6,845,707
				17,589,068
Short Positions:
3,754	2 Year U.S. Treasury Notes	Sep. 2019	804,881,062	(986,902)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Futures contracts outstanding at July 31, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
1,164	5 Year Euro-Bobl	Sep. 2019	$173,953,980	$ (1,559,004)
691	10 Year Euro-Bund	Sep. 2019	133,917,521	(3,502,487)
11	10 Year U.K. Gilt	Sep. 2019	1,776,880	(37,734)
2,082	Euro Schatz Index	Sep. 2019	258,883,740	(460,288)
				(6,546,415)
				$11,042,653
Forward foreign currency exchange contracts outstanding at July 31, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 08/20/19	BNP Paribas S.A.	ARS	45,156	$ 1,032,723	$ 1,000,293	$ —	$ (32,430)
Expiring 08/20/19	Goldman Sachs International	ARS	43,425	992,570	961,951	—	(30,619)
Expiring 08/28/19	BNP Paribas S.A.	ARS	113,794	2,527,631	2,491,568	—	(36,063)
Expiring 08/28/19	Citibank, N.A.	ARS	69,420	1,549,545	1,519,973	—	(29,572)
Australian Dollar,
Expiring 08/29/19	Bank of America, N.A.	AUD	2,958	2,074,000	2,024,867	—	(49,133)
Expiring 08/29/19	Bank of America, N.A.	AUD	2,211	1,534,000	1,513,546	—	(20,454)
Expiring 08/29/19	Bank of America, N.A.	AUD	1,331	931,000	911,284	—	(19,716)
Expiring 08/29/19	Barclays Bank PLC	AUD	13,623	9,701,153	9,326,625	—	(374,528)
Expiring 08/29/19	Barclays Bank PLC	AUD	7,800	5,442,000	5,339,886	—	(102,114)
Expiring 08/29/19	BNP Paribas S.A.	AUD	1,696	1,197,000	1,161,132	—	(35,868)
Expiring 08/29/19	Citibank, N.A.	AUD	3,212	2,210,000	2,198,714	—	(11,286)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 08/29/19	Citibank, N.A.	AUD	1,907	$ 1,332,000	$ 1,305,846	$ —	$ (26,154)
Expiring 08/29/19	Goldman Sachs International	AUD	3,186	2,233,000	2,181,267	—	(51,733)
Expiring 08/29/19	Goldman Sachs International	AUD	1,584	1,096,000	1,084,700	—	(11,300)
Expiring 08/29/19	HSBC Bank USA, N.A.	AUD	2,255	1,570,000	1,543,551	—	(26,449)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	6,367	4,520,846	4,358,799	—	(162,047)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	5,309	3,771,142	3,634,585	—	(136,557)
Expiring 08/29/19	The Toronto-Dominion Bank	AUD	1,986	1,364,000	1,359,713	—	(4,287)
Expiring 08/29/19	The Toronto-Dominion Bank	AUD	1,544	1,066,000	1,056,786	—	(9,214)
Expiring 08/29/19	The Toronto-Dominion Bank	AUD	1,468	1,016,000	1,004,667	—	(11,333)
Expiring 08/29/19	UBS AG	AUD	1,848	1,274,000	1,265,259	—	(8,741)
Expiring 10/22/19	Barclays Bank PLC	AUD	3,226	2,252,000	2,212,109	—	(39,891)
Expiring 10/22/19	Citibank, N.A.	AUD	7,619	5,399,441	5,224,987	—	(174,454)
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	AUD	3,542	2,503,000	2,429,249	—	(73,751)
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	AUD	2,465	1,740,000	1,690,401	—	(49,599)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/22/19	Morgan Stanley & Co. International PLC	AUD	3,490	$ 2,449,569	$ 2,393,214	$ —	$ (56,355)
Expiring 01/31/20	Citibank, N.A.	AUD	3,238	2,594,998	2,226,708	—	(368,290)
Expiring 01/31/20	Citibank, N.A.	AUD	2,637	1,966,670	1,813,651	—	(153,019)
Expiring 02/28/20	Bank of America, N.A.	AUD	8,916	6,402,013	6,136,429	—	(265,584)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	AUD	3,865	2,706,729	2,659,636	—	(47,093)
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	2,729	1,959,198	1,889,057	—	(70,141)
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	2,177	1,530,938	1,507,390	—	(23,548)
Expiring 12/30/20	Morgan Stanley & Co. International PLC	AUD	13,961	9,819,051	9,670,103	—	(148,948)
Brazilian Real,
Expiring 08/02/19	BNP Paribas S.A.	BRL	14,719	3,901,632	3,856,305	—	(45,327)
Expiring 08/02/19	Morgan Stanley & Co. International PLC	BRL	61,808	16,416,525	16,193,333	—	(223,192)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/29/19	Bank of America, N.A.	BRL	10,093	$ 2,523,000	$ 2,639,560	$ 116,560	$ —
Expiring 08/29/19	Bank of America, N.A.	BRL	7,562	1,937,000	1,977,605	40,605	—
Expiring 08/29/19	Bank of America, N.A.	BRL	5,880	1,458,000	1,537,750	79,750	—
Expiring 08/29/19	Barclays Bank PLC	BRL	7,214	1,900,000	1,886,663	—	(13,337)
Expiring 08/29/19	BNP Paribas S.A.	BRL	10,616	2,737,500	2,776,272	38,772	—
Expiring 08/29/19	BNP Paribas S.A.	BRL	7,890	2,026,000	2,063,384	37,384	—
Expiring 08/29/19	Citibank, N.A.	BRL	4,223	1,119,000	1,104,268	—	(14,732)
Expiring 08/29/19	HSBC Bank USA, N.A.	BRL	13,402	3,535,000	3,504,732	—	(30,268)
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	BRL	8,774	2,179,000	2,294,484	115,484	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	BRL	3,957	990,000	1,034,831	44,831	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	22,631	5,887,385	5,918,422	31,037	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	10,847	2,639,000	2,836,697	197,697	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	10,206	2,511,000	2,669,099	158,099	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	9,999	$ 2,584,000	$ 2,614,854	$ 30,854	$ —
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	9,871	2,624,000	2,581,426	—	(42,574)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	7,087	1,816,000	1,853,498	37,498	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	7,017	1,752,000	1,834,957	82,957	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	5,168	1,369,000	1,351,621	—	(17,379)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	4,996	1,279,000	1,306,614	27,614	—
Expiring 08/29/19	UBS AG	BRL	5,864	1,523,000	1,533,419	10,419	—
Expiring 09/30/19	Barclays Bank PLC	BRL	3,000	877,706	782,299	—	(95,407)
Expiring 09/30/19	Barclays Bank PLC	BRL	682	198,290	177,884	—	(20,406)
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	5,925	1,689,000	1,545,044	—	(143,956)
Expiring 12/24/19	Barclays Bank PLC	BRL	2,271	656,862	588,798	—	(68,064)
Expiring 12/24/19	Barclays Bank PLC	BRL	455	130,617	117,885	—	(12,732)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 12/24/19	Citibank, N.A.	BRL	3,650	$ 933,553	$ 946,200	$ 12,647	$ —
Expiring 12/24/19	Deutsche Bank AG	BRL	24,458	6,069,000	6,340,003	271,003	—
Expiring 03/31/20	Deutsche Bank AG	BRL	47,153	11,550,000	12,141,016	591,016	—
Expiring 06/30/20	Citibank, N.A.	BRL	31,480	7,893,000	8,045,666	152,666	—
Expiring 06/30/20	Deutsche Bank AG	BRL	53,533	12,146,000	13,681,913	1,535,913	—
Expiring 06/30/20	Morgan Stanley & Co. International PLC	BRL	3,592	881,000	917,990	36,990	—
Expiring 07/29/20	Deutsche Bank AG	BRL	10,985	2,758,413	2,800,609	42,196	—
Expiring 07/29/20	Morgan Stanley & Co. International PLC	BRL	9,411	2,413,000	2,399,161	—	(13,839)
Expiring 08/31/20	Citibank, N.A.	BRL	15,315	3,813,000	3,892,044	79,044	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	16,155	3,967,000	4,105,592	138,592	—
Expiring 12/23/20	Citibank, N.A.	BRL	70,083	17,106,000	17,618,279	512,279	—
Expiring 01/29/21	Citibank, N.A.	BRL	31,144	7,402,000	7,801,950	399,950	—
Expiring 01/29/21	Citibank, N.A.	BRL	20,672	4,950,547	5,178,601	228,054	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	11,133	2,780,000	2,788,836	8,836	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound,
Expiring 08/01/19	HSBC Bank USA, N.A.	GBP	2,150	$ 2,614,594	$ 2,614,738	$ 144	$ —
Expiring 08/29/19	Bank of America, N.A.	GBP	1,285	1,575,000	1,564,933	—	(10,067)
Expiring 08/29/19	Citibank, N.A.	GBP	3,717	4,847,271	4,527,433	—	(319,838)
Expiring 08/29/19	HSBC Bank USA, N.A.	GBP	923	1,163,000	1,124,519	—	(38,481)
Expiring 10/18/19	Bank of America, N.A.	GBP	3,127	3,846,870	3,817,560	—	(29,310)
Expiring 10/18/19	Barclays Bank PLC	GBP	2,338	2,922,000	2,854,339	—	(67,661)
Expiring 10/18/19	Barclays Bank PLC	GBP	905	1,136,000	1,105,211	—	(30,789)
Expiring 10/18/19	UBS AG	GBP	666	828,000	812,952	—	(15,048)
Expiring 11/27/19	Citibank, N.A.	GBP	2,666	3,624,960	3,260,452	—	(364,508)
Expiring 07/29/20	Morgan Stanley & Co. International PLC	GBP	20,442	25,926,180	25,241,558	—	(684,622)
Canadian Dollar,
Expiring 10/22/19	Bank of America, N.A.	CAD	1,961	1,495,000	1,488,375	—	(6,625)
Expiring 10/22/19	Barclays Bank PLC	CAD	30,378	23,316,811	23,051,126	—	(265,685)
Expiring 10/22/19	Barclays Bank PLC	CAD	1,468	1,126,000	1,113,909	—	(12,091)
Expiring 10/22/19	Barclays Bank PLC	CAD	1,354	1,033,000	1,027,747	—	(5,253)
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	CAD	3,976	3,042,000	3,017,052	—	(24,948)
Chilean Peso,
Expiring 09/23/19	Citibank, N.A.	CLP	912,185	1,340,000	1,296,085	—	(43,915)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	1,478,412	$ 2,160,000	$ 2,100,614	$ —	$ (59,386)
Expiring 09/23/19	Morgan Stanley & Co. International PLC	CLP	500,518	721,000	711,165	—	(9,835)
Expiring 09/23/19	UBS AG	CLP	1,004,973	1,470,700	1,427,925	—	(42,775)
Expiring 09/23/19	UBS AG	CLP	602,091	883,000	855,486	—	(27,514)
China Yuan,
Expiring 09/05/19	Barclays Bank PLC	CNY	41,382	5,973,101	6,008,617	35,516	—
Expiring 10/25/19	HSBC Bank USA, N.A.	CNY	87,025	12,650,610	12,589,123	—	(61,487)
Expiring 10/25/19	JPMorgan Chase Bank, N.A.	CNY	47,351	6,872,411	6,849,845	—	(22,566)
Chinese Renminbi,
Expiring 09/05/19	Barclays Bank PLC	CNH	43,680	6,304,799	6,320,780	15,981	—
Expiring 10/25/19	Barclays Bank PLC	CNH	18,921	2,748,000	2,737,108	—	(10,892)
Expiring 10/25/19	Barclays Bank PLC	CNH	9,357	1,361,000	1,353,570	—	(7,430)
Expiring 10/25/19	Citibank, N.A.	CNH	13,698	1,990,000	1,981,593	—	(8,407)
Expiring 10/25/19	Citibank, N.A.	CNH	13,471	1,959,000	1,948,742	—	(10,258)
Expiring 10/25/19	Citibank, N.A.	CNH	10,183	1,480,000	1,473,149	—	(6,851)
Expiring 10/25/19	Goldman Sachs International	CNH	20,030	2,910,000	2,897,498	—	(12,502)
Expiring 10/25/19	HSBC Bank USA, N.A.	CNH	13,795	2,001,000	1,995,643	—	(5,357)
Expiring 10/25/19	HSBC Bank USA, N.A.	CNH	12,416	1,804,000	1,796,158	—	(7,842)
Expiring 02/28/20	Citibank, N.A.	CNH	9,688	1,375,694	1,398,968	23,274	—
Expiring 02/28/20	HSBC Bank USA, N.A.	CNH	9,677	1,428,763	1,397,395	—	(31,368)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 02/28/20	Morgan Stanley & Co. International PLC	CNH	52,452	$ 8,077,000	$ 7,574,038	$ —	$ (502,962)
Expiring 05/14/21	Citibank, N.A.	CNH	61,753	8,849,734	8,809,879	—	(39,855)
Colombian Peso,
Expiring 09/18/19	Barclays Bank PLC	COP	3,080,881	941,000	936,148	—	(4,852)
Expiring 09/18/19	Barclays Bank PLC	COP	2,756,471	859,300	837,573	—	(21,727)
Expiring 09/18/19	BNP Paribas S.A.	COP	6,433,355	2,008,400	1,954,821	—	(53,579)
Expiring 09/18/19	BNP Paribas S.A.	COP	5,186,812	1,567,203	1,576,050	8,847	—
Expiring 09/18/19	BNP Paribas S.A.	COP	4,721,975	1,399,000	1,434,806	35,806	—
Expiring 09/18/19	BNP Paribas S.A.	COP	4,445,420	1,306,900	1,350,773	43,873	—
Expiring 09/18/19	Citibank, N.A.	COP	3,140,358	973,000	954,220	—	(18,780)
Expiring 09/18/19	HSBC Bank USA, N.A.	COP	4,978,918	1,553,000	1,512,880	—	(40,120)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	7,805,620	2,438,837	2,371,793	—	(67,044)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	4,390,929	1,359,000	1,334,215	—	(24,785)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	3,872,622	1,137,000	1,176,724	39,724	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	3,436,254	1,047,000	1,044,130	—	(2,870)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	3,140,676	$ 924,000	$ 954,317	$ 30,317	$ —
Expiring 09/18/19	The Toronto-Dominion Bank	COP	2,882,742	852,000	875,942	23,942	—
Expiring 09/18/19	UBS AG	COP	3,813,315	1,146,000	1,158,703	12,703	—
Czech Koruna,
Expiring 10/18/19	Barclays Bank PLC	CZK	185,670	8,161,800	8,006,131	—	(155,669)
Expiring 10/18/19	Citibank, N.A.	CZK	20,861	918,000	899,537	—	(18,463)
Expiring 10/18/19	HSBC Bank USA, N.A.	CZK	41,152	1,812,000	1,774,502	—	(37,498)
Danish Krone,
Expiring 10/18/19	BNP Paribas S.A.	DKK	4,224	642,188	630,402	—	(11,786)
Egyptian Pound,
Expiring 09/18/19	Citibank, N.A.	EGP	28,597	1,564,390	1,706,247	141,857	—
Expiring 10/08/19	Citibank, N.A.	EGP	15,748	867,400	934,528	67,128	—
Expiring 11/27/19	Citibank, N.A.	EGP	25,351	1,470,500	1,483,546	13,046	—
Expiring 11/27/19	Citibank, N.A.	EGP	16,499	957,268	965,481	8,213	—
Expiring 12/18/19	Citibank, N.A.	EGP	45,082	2,598,171	2,623,108	24,937	—
Expiring 01/21/20	Citibank, N.A.	EGP	35,645	2,041,520	2,055,001	13,481	—
Expiring 01/30/20	Citibank, N.A.	EGP	19,151	1,098,729	1,101,420	2,691	—
Euro,
Expiring 10/18/19	Bank of America, N.A.	EUR	3,276	3,716,000	3,649,437	—	(66,563)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/18/19	Morgan Stanley & Co. International PLC	EUR	3,289	$ 3,684,964	$ 3,664,907	$ —	$ (20,057)
Expiring 01/31/20	Morgan Stanley & Co. International PLC	EUR	2,685	3,258,785	3,017,565	—	(241,220)
Expiring 02/28/20	Bank of America, N.A.	EUR	3,265	4,271,600	3,677,077	—	(594,523)
Expiring 02/28/20	BNP Paribas S.A.	EUR	5,554	6,285,740	6,254,973	—	(30,767)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	EUR	4,574	5,300,809	5,151,287	—	(149,522)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	EUR	3,595	4,373,117	4,048,541	—	(324,576)
Indian Rupee,
Expiring 08/29/19	BNP Paribas S.A.	INR	67,769	964,000	982,299	18,299	—
Expiring 08/29/19	HSBC Bank USA, N.A.	INR	945,555	12,891,000	13,705,597	814,597	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	INR	74,914	1,067,000	1,085,862	18,862	—
Expiring 09/18/19	Barclays Bank PLC	INR	155,036	2,203,000	2,242,448	39,448	—
Expiring 09/18/19	Citibank, N.A.	INR	88,151	1,269,000	1,275,020	6,020	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	169,786	2,425,171	2,455,794	30,623	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	169,703	$ 2,451,768	$ 2,454,587	$ 2,819	$ —
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	167,714	2,387,551	2,425,814	38,263	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	99,039	1,424,000	1,432,506	8,506	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	950,258	13,523,914	13,744,562	220,648	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	270,440	3,856,270	3,911,657	55,387	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	218,447	3,118,000	3,159,626	41,626	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	202,516	2,886,000	2,929,204	43,204	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	131,656	1,904,519	1,904,271	—	(248)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	107,309	1,523,000	1,552,122	29,122	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	98,140	$ 1,398,000	$ 1,419,495	$ 21,495	$ —
Expiring 09/18/19	UBS AG	INR	104,668	1,495,000	1,513,921	18,921	—
Expiring 09/18/19	UBS AG	INR	56,483	803,000	816,972	13,972	—
Expiring 10/30/20	Goldman Sachs International	INR	341,407	4,510,000	4,701,387	191,387	—
Expiring 12/23/20	Goldman Sachs International	INR	216,223	2,832,000	2,957,569	125,569	—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	INR	364,682	4,915,513	4,948,307	32,794	—
Indonesian Rupiah,
Expiring 09/18/19	HSBC Bank USA, N.A.	IDR	22,759,902	1,619,000	1,615,059	—	(3,941)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	133,570,882	8,994,945	9,478,288	483,343	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	74,036,012	4,987,269	5,253,650	266,381	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	74,036,012	5,004,124	5,253,650	249,526	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	40,149,195	2,863,000	2,849,016	—	(13,984)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	IDR	19,333,142	1,374,000	1,371,894	—	(2,106)
Israeli Shekel,
Expiring 08/26/19	Barclays Bank PLC	ILS	3,234	926,000	922,363	—	(3,637)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 08/26/19	Citibank, N.A.	ILS	3,418	$ 971,000	$ 974,917	$ 3,917	$ —
Expiring 08/26/19	Citibank, N.A.	ILS	3,168	909,000	903,486	—	(5,514)
Expiring 08/26/19	Citibank, N.A.	ILS	3,092	876,000	882,079	6,079	—
Expiring 11/29/19	Citibank, N.A.	ILS	162,159	44,635,000	46,520,396	1,885,396	—
Expiring 06/30/21	Bank of America, N.A.	ILS	47,344	13,695,000	13,981,112	286,112	—
Japanese Yen,
Expiring 08/29/19	Bank of America, N.A.	JPY	743,363	6,960,324	6,847,793	—	(112,531)
Expiring 08/29/19	Bank of America, N.A.	JPY	185,172	1,722,000	1,705,787	—	(16,213)
Expiring 08/29/19	Bank of America, N.A.	JPY	172,239	1,597,000	1,586,648	—	(10,352)
Expiring 08/29/19	Goldman Sachs International	JPY	122,209	1,148,000	1,125,777	—	(22,223)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	JPY	717,207	6,645,000	6,606,846	—	(38,154)
Expiring 10/18/19	Bank of America, N.A.	JPY	31,984,907	297,514,645	295,781,721	—	(1,732,924)
Expiring 10/18/19	Barclays Bank PLC	JPY	714,398	6,603,848	6,606,421	2,573	—
Expiring 10/18/19	Barclays Bank PLC	JPY	195,819	1,813,000	1,810,840	—	(2,160)
Expiring 10/18/19	Barclays Bank PLC	JPY	172,682	1,608,000	1,596,879	—	(11,121)
Expiring 10/18/19	Barclays Bank PLC	JPY	80,307	748,000	742,640	—	(5,360)
Expiring 10/18/19	Citibank, N.A.	JPY	267,702	2,476,245	2,475,584	—	(661)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 01/29/21	Barclays Bank PLC	JPY	743,615	$ 7,152,000	$ 7,102,977	$ —	$ (49,023)
Expiring 01/29/21	Barclays Bank PLC	JPY	438,351	4,154,000	4,187,108	33,108	—
Expiring 01/29/21	Citibank, N.A.	JPY	449,088	4,477,000	4,289,668	—	(187,332)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	JPY	1,488,986	14,485,000	14,222,725	—	(262,275)
Expiring 10/31/23	Barclays Bank PLC	JPY	525,393	5,512,000	5,365,726	—	(146,274)
Expiring 10/31/23	Barclays Bank PLC	JPY	406,236	4,196,000	4,148,800	—	(47,200)
Expiring 10/31/23	Deutsche Bank AG	JPY	511,039	5,354,000	5,219,136	—	(134,864)
Mexican Peso,
Expiring 08/29/19	Bank of America, N.A.	MXN	27,099	1,383,000	1,407,065	24,065	—
Expiring 08/29/19	BNP Paribas S.A.	MXN	22,618	1,138,000	1,174,375	36,375	—
Expiring 08/29/19	Citibank, N.A.	MXN	26,099	1,338,000	1,355,111	17,111	—
Expiring 08/29/19	Deutsche Bank AG	MXN	88,614	4,152,000	4,601,079	449,079	—
Expiring 08/29/19	Deutsche Bank AG	MXN	26,926	1,356,000	1,398,062	42,062	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	MXN	29,530	1,519,000	1,533,252	14,252	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	MXN	28,511	1,405,225	1,480,362	75,137	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 08/29/19	Morgan Stanley & Co. International PLC	MXN	23,428	$ 1,226,000	$ 1,216,470	$ —	$ (9,530)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	MXN	17,278	868,000	897,119	29,119	—
Expiring 09/18/19	Citibank, N.A.	MXN	47,258	2,424,828	2,445,967	21,139	—
Expiring 09/18/19	Citibank, N.A.	MXN	47,155	2,451,768	2,440,640	—	(11,128)
Expiring 09/18/19	Goldman Sachs International	MXN	360,440	18,027,780	18,655,583	627,803	—
Expiring 09/18/19	Goldman Sachs International	MXN	33,297	1,728,000	1,723,370	—	(4,630)
Expiring 09/18/19	Goldman Sachs International	MXN	19,368	965,000	1,002,469	37,469	—
Expiring 09/18/19	HSBC Bank USA, N.A.	MXN	10,039	520,354	519,607	—	(747)
Expiring 09/18/19	UBS AG	MXN	20,562	1,055,000	1,064,233	9,233	—
Expiring 12/30/19	Citibank, N.A.	MXN	22,199	1,083,120	1,130,051	46,931	—
Expiring 12/30/19	Goldman Sachs International	MXN	13,330	651,931	678,563	26,632	—
Expiring 04/30/20	Citibank, N.A.	MXN	32,853	1,591,718	1,640,705	48,987	—
Expiring 04/30/20	Deutsche Bank AG	MXN	274,693	12,385,000	13,718,365	1,333,365	—
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	MXN	14,776	725,000	737,899	12,899	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/30/20	Morgan Stanley & Co. International PLC	MXN	80,903	$ 3,920,000	$ 4,040,348	$ 120,348	$ —
Expiring 10/30/20	Citibank, N.A.	MXN	39,210	1,822,826	1,908,746	85,920	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	MXN	313,935	14,803,000	15,282,260	479,260	—
Expiring 01/29/21	Goldman Sachs International	MXN	104,180	4,878,269	5,009,008	130,739	—
Expiring 01/29/21	Goldman Sachs International	MXN	23,874	1,117,000	1,147,849	30,849	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	MXN	36,698	1,702,000	1,764,431	62,431	—
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	482,401	22,718,000	22,914,783	196,783	—
New Taiwanese Dollar,
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	78,054	2,511,000	2,516,984	5,984	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	580,168	18,374,271	18,708,385	334,114	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	53,270	1,703,000	1,717,767	14,767	—
Expiring 09/18/19	UBS AG	TWD	57,569	1,860,000	1,856,401	—	(3,599)
New Zealand Dollar,
Expiring 10/22/19	Barclays Bank PLC	NZD	2,173	1,454,000	1,429,147	—	(24,853)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/22/19	Barclays Bank PLC	NZD	1,884	$ 1,247,000	$ 1,239,129	$ —	$ (7,871)
Expiring 10/22/19	UBS AG	NZD	1,733	1,146,000	1,140,054	—	(5,946)
Norwegian Krone,
Expiring 10/18/19	Barclays Bank PLC	NOK	9,511	1,116,000	1,075,917	—	(40,083)
Expiring 10/18/19	Morgan Stanley & Co. International PLC	NOK	9,719	1,141,000	1,099,479	—	(41,521)
Expiring 10/18/19	The Toronto-Dominion Bank	NOK	275,605	32,179,190	31,178,432	—	(1,000,758)
Peruvian Nuevo Sol,
Expiring 09/18/19	Barclays Bank PLC	PEN	5,206	1,575,000	1,572,203	—	(2,797)
Expiring 09/18/19	BNP Paribas S.A.	PEN	51,498	15,306,376	15,553,794	247,418	—
Philippine Peso,
Expiring 09/18/19	Barclays Bank PLC	PHP	60,518	1,179,000	1,187,153	8,153	—
Expiring 09/18/19	Citibank, N.A.	PHP	77,927	1,497,000	1,528,658	31,658	—
Expiring 09/18/19	Citibank, N.A.	PHP	76,463	1,494,000	1,499,935	5,935	—
Expiring 09/18/19	HSBC Bank USA, N.A.	PHP	60,872	1,191,000	1,194,096	3,096	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	116,749	2,265,000	2,290,215	25,215	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	106,468	2,083,000	2,088,537	5,537	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	51,999	1,012,000	1,020,030	8,030	—
Polish Zloty,
Expiring 10/18/19	Citibank, N.A.	PLN	17,157	4,526,449	4,435,597	—	(90,852)
Expiring 10/18/19	Citibank, N.A.	PLN	5,852	1,549,000	1,512,996	—	(36,004)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 10/18/19	Citibank, N.A.	PLN	3,681	$ 971,000	$ 951,675	$ —	$ (19,325)
Expiring 10/18/19	HSBC Bank USA, N.A.	PLN	17,536	4,631,708	4,533,595	—	(98,113)
Russian Ruble,
Expiring 08/29/19	Bank of America, N.A.	RUB	162,895	2,486,000	2,548,702	62,702	—
Expiring 08/29/19	Bank of America, N.A.	RUB	99,488	1,526,000	1,556,610	30,610	—
Expiring 08/29/19	Barclays Bank PLC	RUB	625,646	9,639,043	9,789,031	149,988	—
Expiring 08/29/19	Barclays Bank PLC	RUB	62,703	966,000	981,069	15,069	—
Expiring 08/29/19	BNP Paribas S.A.	RUB	1,529,770	22,735,000	23,935,199	1,200,199	—
Expiring 08/29/19	Citibank, N.A.	RUB	86,034	1,312,000	1,346,118	34,118	—
Expiring 08/29/19	Citibank, N.A.	RUB	83,676	1,266,000	1,309,222	43,222	—
Expiring 08/29/19	Citibank, N.A.	RUB	69,602	1,064,000	1,089,005	25,005	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	RUB	57,056	866,000	892,720	26,720	—
Expiring 09/18/19	Bank of America, N.A.	RUB	49,474	757,000	772,080	15,080	—
Expiring 09/18/19	Barclays Bank PLC	RUB	154,214	2,360,497	2,406,643	46,146	—
Expiring 09/18/19	Barclays Bank PLC	RUB	90,424	1,422,000	1,411,137	—	(10,863)
Expiring 09/18/19	Citibank, N.A.	RUB	123,626	1,940,137	1,929,283	—	(10,854)
Expiring 09/18/19	Citibank, N.A.	RUB	122,509	1,924,734	1,911,863	—	(12,871)
Expiring 09/18/19	Citibank, N.A.	RUB	82,973	1,298,000	1,294,870	—	(3,130)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	RUB	1,173,564	$ 17,727,815	$ 18,314,468	$ 586,653	$ —
Expiring 12/24/19	Citibank, N.A.	RUB	229,300	3,345,000	3,533,203	188,203	—
Expiring 03/31/20	Barclays Bank PLC	RUB	303,830	4,367,880	4,622,891	255,011	—
Expiring 03/31/20	BNP Paribas S.A.	RUB	262,176	3,690,000	3,989,118	299,118	—
Expiring 12/23/20	Goldman Sachs International	RUB	1,725,271	24,720,000	25,430,406	710,406	—
Expiring 04/29/21	Goldman Sachs International	RUB	135,453	1,909,000	1,967,280	58,280	—
Saudi Arabian Riyal,
Expiring 11/12/19	Goldman Sachs International	SAR	57,150	15,198,255	15,237,411	39,156	—
Singapore Dollar,
Expiring 09/18/19	Bank of America, N.A.	SGD	1,567	1,150,000	1,141,000	—	(9,000)
Expiring 09/18/19	Bank of America, N.A.	SGD	1,474	1,068,000	1,073,260	5,260	—
Expiring 09/18/19	Bank of America, N.A.	SGD	1,314	963,000	956,603	—	(6,397)
Expiring 09/18/19	Bank of America, N.A.	SGD	1,259	924,000	916,836	—	(7,164)
Expiring 09/18/19	Barclays Bank PLC	SGD	2,336	1,729,000	1,701,027	—	(27,973)
Expiring 09/18/19	Barclays Bank PLC	SGD	2,174	1,599,000	1,583,295	—	(15,705)
Expiring 09/18/19	BNP Paribas S.A.	SGD	3,549	2,610,882	2,584,217	—	(26,665)
Expiring 09/18/19	Citibank, N.A.	SGD	2,290	1,665,000	1,667,643	2,643	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 09/18/19	Citibank, N.A.	SGD	1,680	$ 1,228,000	$ 1,223,712	$ —	$ (4,288)
Expiring 09/18/19	Credit Suisse International	SGD	2,774	2,034,000	2,020,156	—	(13,844)
Expiring 09/18/19	HSBC Bank USA, N.A.	SGD	2,004	1,480,000	1,459,192	—	(20,808)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	4,915	3,634,000	3,579,322	—	(54,678)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	1,214	884,000	883,971	—	(29)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	5,584	4,109,466	4,066,532	—	(42,934)
Expiring 09/18/19	UBS AG	SGD	5,923	4,380,000	4,313,775	—	(66,225)
Expiring 09/18/19	UBS AG	SGD	4,722	3,494,000	3,439,132	—	(54,868)
Expiring 09/18/19	UBS AG	SGD	4,055	2,992,000	2,953,156	—	(38,844)
Expiring 09/18/19	UBS AG	SGD	2,963	2,193,000	2,158,072	—	(34,928)
Expiring 09/18/19	UBS AG	SGD	2,748	2,022,000	2,001,292	—	(20,708)
Expiring 09/18/19	UBS AG	SGD	1,900	1,395,000	1,383,616	—	(11,384)
Expiring 09/18/19	UBS AG	SGD	1,627	1,188,000	1,184,662	—	(3,338)
Expiring 09/18/19	UBS AG	SGD	1,470	1,076,000	1,070,489	—	(5,511)
Expiring 09/18/19	UBS AG	SGD	1,406	1,032,000	1,024,103	—	(7,897)
South African Rand,
Expiring 08/29/19	Bank of America, N.A.	ZAR	17,361	1,191,000	1,206,013	15,013	—
Expiring 08/29/19	Bank of America, N.A.	ZAR	15,086	1,060,000	1,047,942	—	(12,058)
Expiring 08/29/19	Barclays Bank PLC	ZAR	15,307	1,066,000	1,063,313	—	(2,687)
Expiring 08/29/19	Barclays Bank PLC	ZAR	12,908	865,000	896,677	31,677	—
Expiring 08/29/19	BNP Paribas S.A.	ZAR	13,697	910,000	951,465	41,465	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	ZAR	23,415	$ 1,588,000	$ 1,626,510	$ 38,510	$ —
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	ZAR	16,897	1,174,000	1,173,783	—	(217)
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	ZAR	14,828	1,020,000	1,030,007	10,007	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	ZAR	14,267	1,002,000	991,069	—	(10,931)
Expiring 09/18/19	Bank of America, N.A.	ZAR	20,890	1,405,000	1,447,744	42,744	—
Expiring 09/18/19	Bank of America, N.A.	ZAR	10,348	736,694	717,140	—	(19,554)
Expiring 09/18/19	Barclays Bank PLC	ZAR	32,596	2,250,750	2,258,948	8,198	—
Expiring 09/18/19	Barclays Bank PLC	ZAR	13,609	904,000	943,126	39,126	—
Expiring 09/18/19	Barclays Bank PLC	ZAR	13,256	932,000	918,694	—	(13,306)
Expiring 09/18/19	Citibank, N.A.	ZAR	42,959	2,967,200	2,977,139	9,939	—
Expiring 09/18/19	Citibank, N.A.	ZAR	34,833	2,440,221	2,413,998	—	(26,223)
Expiring 09/18/19	Citibank, N.A.	ZAR	34,140	2,441,456	2,365,983	—	(75,473)
Expiring 09/18/19	Citibank, N.A.	ZAR	18,821	1,243,300	1,304,338	61,038	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	ZAR	12,629	886,000	875,242	—	(10,758)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	89,030	6,340,152	6,169,907	—	(170,245)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	24,024	$ 1,667,000	$ 1,664,913	$ —	$ (2,087)
Expiring 09/18/19	UBS AG	ZAR	25,840	1,712,000	1,790,778	78,778	—
Expiring 11/27/19	JPMorgan Chase Bank, N.A.	ZAR	24,229	1,867,699	1,664,540	—	(203,159)
Expiring 12/30/19	Barclays Bank PLC	ZAR	19,528	1,517,561	1,336,211	—	(181,350)
Expiring 12/30/19	BNP Paribas S.A.	ZAR	41,262	2,607,000	2,823,338	216,338	—
Expiring 03/31/20	Morgan Stanley & Co. International PLC	ZAR	17,083	1,176,953	1,155,401	—	(21,552)
Expiring 03/31/20	UBS AG	ZAR	28,239	1,831,000	1,909,976	78,976	—
Expiring 03/31/20	UBS AG	ZAR	21,550	1,510,705	1,457,549	—	(53,156)
Expiring 07/29/20	Goldman Sachs International	ZAR	83,989	5,653,000	5,594,730	—	(58,270)
Expiring 07/29/20	Morgan Stanley & Co. International PLC	ZAR	72,056	4,889,655	4,799,842	—	(89,813)
Expiring 08/31/20	BNP Paribas S.A.	ZAR	45,248	3,035,141	3,000,033	—	(35,108)
Expiring 09/30/20	Barclays Bank PLC	ZAR	60,930	4,051,742	4,022,772	—	(28,970)
Expiring 09/30/20	Morgan Stanley & Co. International PLC	ZAR	11,451	750,000	756,016	6,016	—
Expiring 01/29/21	Barclays Bank PLC	ZAR	82,671	5,095,122	5,366,930	271,808	—
Expiring 01/29/21	Goldman Sachs International	ZAR	53,446	3,511,000	3,469,685	—	(41,315)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	120,569	$ 8,081,000	$ 7,827,213	$ —	$ (253,787)
South Korean Won,
Expiring 08/29/19	Bank of America, N.A.	KRW	1,418,432	1,204,000	1,199,957	—	(4,043)
Expiring 08/29/19	Goldman Sachs International	KRW	1,556,991	1,334,000	1,317,175	—	(16,825)
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	KRW	1,261,396	1,082,000	1,067,108	—	(14,892)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	KRW	1,790,072	1,517,000	1,514,355	—	(2,645)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	KRW	1,552,885	1,306,000	1,313,701	7,701	—
Expiring 09/18/19	Barclays Bank PLC	KRW	1,093,198	937,000	925,412	—	(11,588)
Expiring 09/18/19	Citibank, N.A.	KRW	2,687,319	2,283,000	2,274,864	—	(8,136)
Expiring 09/18/19	Goldman Sachs International	KRW	25,476,914	21,713,895	21,566,662	—	(147,233)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	KRW	1,511,757	1,286,000	1,279,730	—	(6,270)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	KRW	1,158,269	982,000	980,495	—	(1,505)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	3,128,104	$ 2,656,000	$ 2,647,996	$ —	$ (8,004)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	2,990,866	2,547,000	2,531,821	—	(15,179)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	2,788,914	2,415,000	2,360,866	—	(54,134)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	2,360,958	2,001,000	1,998,593	—	(2,407)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	2,165,824	1,842,000	1,833,408	—	(8,592)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	2,105,207	1,780,665	1,782,095	1,430	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	1,793,855	1,524,000	1,518,530	—	(5,470)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	1,740,117	1,479,000	1,473,040	—	(5,960)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	1,721,505	$ 1,462,000	$ 1,457,285	$ —	$ (4,715)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	1,298,976	1,120,000	1,099,606	—	(20,394)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	1,222,376	1,036,000	1,034,763	—	(1,237)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	1,123,748	966,000	951,273	—	(14,727)
Expiring 10/30/20	BNP Paribas S.A.	KRW	10,138,442	8,909,000	8,701,090	—	(207,910)
Swedish Krona,
Expiring 10/18/19	Bank of America, N.A.	SEK	24,815	2,660,415	2,583,516	—	(76,899)
Expiring 10/18/19	Morgan Stanley & Co. International PLC	SEK	20,269	2,168,000	2,110,278	—	(57,722)
Expiring 10/18/19	UBS AG	SEK	18,412	1,930,000	1,916,845	—	(13,155)
Swiss Franc,
Expiring 08/29/19	Bank of America, N.A.	CHF	1,738	1,757,000	1,751,694	—	(5,306)
Expiring 08/29/19	Bank of America, N.A.	CHF	1,320	1,337,000	1,330,495	—	(6,505)
Expiring 08/29/19	Bank of America, N.A.	CHF	1,209	1,207,000	1,219,282	12,282	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 08/29/19	Bank of America, N.A.	CHF	1,156	$ 1,180,000	$ 1,165,171	$ —	$ (14,829)
Expiring 08/29/19	Citibank, N.A.	CHF	1,170	1,170,000	1,179,815	9,815	—
Expiring 08/29/19	Goldman Sachs International	CHF	1,238	1,250,000	1,248,416	—	(1,584)
Expiring 08/29/19	HSBC Bank USA, N.A.	CHF	903	896,000	910,533	14,533	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	CHF	2,497	2,474,000	2,517,045	43,045	—
Expiring 08/29/19	UBS AG	CHF	1,047	1,056,000	1,055,762	—	(238)
Expiring 10/18/19	Barclays Bank PLC	CHF	2,194	2,233,000	2,222,462	—	(10,538)
Expiring 10/30/20	Goldman Sachs International	CHF	8,271	8,946,000	8,653,743	—	(292,257)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	CHF	3,720	3,945,000	3,892,064	—	(52,936)
Expiring 10/30/20	UBS AG	CHF	3,887	4,001,182	4,066,377	65,195	—
Thai Baht,
Expiring 08/09/19	Barclays Bank PLC	THB	52,171	1,694,000	1,696,691	2,691	—
Expiring 08/09/19	Citibank, N.A.	THB	362,504	11,405,779	11,789,153	383,374	—
Expiring 08/09/19	Citibank, N.A.	THB	92,333	2,895,000	3,002,789	107,789	—
Expiring 08/09/19	Citibank, N.A.	THB	57,932	1,886,000	1,884,040	—	(1,960)
Expiring 08/09/19	Citibank, N.A.	THB	48,521	1,581,000	1,577,969	—	(3,031)
Expiring 08/09/19	Citibank, N.A.	THB	38,495	1,248,000	1,251,898	3,898	—
Expiring 08/09/19	Citibank, N.A.	THB	24,261	794,000	788,992	—	(5,008)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	362,504	$ 11,360,561	$ 11,789,152	$ 428,591	$ —
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	112,455	3,507,000	3,657,212	150,212	—
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	45,474	1,482,865	1,478,893	—	(3,972)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	32,812	1,051,000	1,067,100	16,100	—
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	26,522	850,000	862,524	12,524	—
Expiring 08/09/19	Morgan Stanley & Co. International PLC	THB	34,135	1,114,000	1,110,125	—	(3,875)
Turkish Lira,
Expiring 08/29/19	Barclays Bank PLC	TRY	6,822	1,144,000	1,207,455	63,455	—
Expiring 08/29/19	Citibank, N.A.	TRY	19,588	4,030,446	3,466,777	—	(563,669)
Expiring 08/29/19	Citibank, N.A.	TRY	7,148	1,127,143	1,265,089	137,946	—
Expiring 08/29/19	HSBC Bank USA, N.A.	TRY	6,884	1,081,000	1,218,452	137,452	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	TRY	9,841	1,534,000	1,741,631	207,631	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	TRY	9,068	1,413,000	1,604,860	191,860	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	TRY	6,099	981,000	1,079,497	98,497	—
Expiring 08/29/19	UBS AG	TRY	6,084	1,000,000	1,076,861	76,861	—
Expiring 09/18/19	Barclays Bank PLC	TRY	11,815	1,903,000	2,076,254	173,254	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/18/19	Barclays Bank PLC	TRY	9,526	$ 1,634,000	$ 1,674,019	$ 40,019	$ —
Expiring 09/18/19	Barclays Bank PLC	TRY	7,097	1,214,000	1,247,274	33,274	—
Expiring 09/18/19	Barclays Bank PLC	TRY	5,431	934,000	954,511	20,511	—
Expiring 09/18/19	Barclays Bank PLC	TRY	5,174	913,000	909,256	—	(3,744)
Expiring 09/18/19	Citibank, N.A.	TRY	16,617	2,789,100	2,920,295	131,195	—
Expiring 09/18/19	Citibank, N.A.	TRY	6,486	1,072,000	1,139,776	67,776	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TRY	14,292	2,438,520	2,511,660	73,140	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TRY	12,182	1,873,000	2,140,878	267,878	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	11,479	1,953,165	2,017,236	64,071	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	8,468	1,443,000	1,488,104	45,104	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	13,365	2,182,619	2,348,651	166,032	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	11,366	1,942,749	1,997,465	54,716	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	10,008	1,638,000	1,758,803	120,803	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	8,696	1,420,000	1,528,169	108,169	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	8,536	$ 1,291,000	$ 1,500,058	$ 209,058	$ —
Expiring 09/30/19	Morgan Stanley & Co. International PLC	TRY	4,580	710,000	801,472	91,472	—
Expiring 11/27/19	HSBC Bank USA, N.A.	TRY	7,221	1,201,000	1,238,600	37,600	—
Expiring 11/27/19	HSBC Bank USA, N.A.	TRY	6,478	1,115,000	1,111,143	—	(3,857)
Expiring 12/24/19	Goldman Sachs International	TRY	33,041	5,976,000	5,615,583	—	(360,417)
Expiring 01/31/20	Barclays Bank PLC	TRY	6,169	939,664	1,035,276	95,612	—
Expiring 04/30/20	Barclays Bank PLC	TRY	11,663	1,698,567	1,901,404	202,837	—
Expiring 04/30/20	Citibank, N.A.	TRY	5,178	881,000	844,192	—	(36,808)
Expiring 04/30/20	Deutsche Bank AG	TRY	3,736	373,000	608,998	235,998	—
Expiring 04/30/20	Morgan Stanley & Co. International PLC	TRY	90,834	14,164,000	14,808,238	644,238	—
Expiring 06/30/20	Bank of America, N.A.	TRY	7,742	1,162,000	1,237,238	75,238	—
Expiring 06/30/20	Deutsche Bank AG	TRY	175,019	16,910,000	27,970,470	11,060,470	—
Expiring 07/29/20	Barclays Bank PLC	TRY	37,033	5,158,486	5,863,789	705,303	—
Expiring 10/30/20	Barclays Bank PLC	TRY	6,807	978,311	1,043,957	65,646	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 10/30/20	Morgan Stanley & Co. International PLC	TRY	4,818	$ 697,000	$ 738,927	$ 41,927	$ —
Expiring 02/26/21	Barclays Bank PLC	TRY	26,637	3,375,579	3,927,748	552,169	—
Expiring 02/26/21	Barclays Bank PLC	TRY	14,639	2,008,630	2,158,657	150,027	—
Expiring 02/26/21	Barclays Bank PLC	TRY	10,093	1,396,000	1,488,288	92,288	—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	154,606	18,616,000	22,797,612	4,181,612	—
Expiring 05/28/21	BNP Paribas S.A.	TRY	10,016	1,287,000	1,434,604	147,604	—
				$1,718,718,686	$1,744,646,982	42,107,264	(16,178,968)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	20,003	$ 13,952,037	$ 13,694,165	$ 257,872	$ —
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	16,238	11,701,915	11,116,670	585,245	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	8,985	6,183,000	6,151,453	31,547	—
Expiring 10/22/19	Bank of America, N.A.	AUD	1,826	1,282,000	1,251,974	30,026	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/22/19	Barclays Bank PLC	AUD	10,137	$ 7,149,393	$ 6,951,702	$ 197,691	$ —
Expiring 01/31/20	Morgan Stanley & Co. International PLC	AUD	7,980	5,765,949	5,487,686	278,263	—
Brazilian Real,
Expiring 08/02/19	Goldman Sachs International	BRL	76,527	19,922,504	20,049,638	—	(127,134)
Expiring 08/29/19	Bank of America, N.A.	BRL	12,597	3,108,000	3,294,259	—	(186,259)
Expiring 08/29/19	Bank of America, N.A.	BRL	9,076	2,407,000	2,373,423	33,577	—
Expiring 08/29/19	Bank of America, N.A.	BRL	7,265	1,897,000	1,899,807	—	(2,807)
Expiring 08/29/19	Bank of America, N.A.	BRL	6,629	1,718,000	1,733,572	—	(15,572)
Expiring 08/29/19	Bank of America, N.A.	BRL	5,731	1,497,500	1,498,815	—	(1,315)
Expiring 08/29/19	Barclays Bank PLC	BRL	8,125	2,103,000	2,124,701	—	(21,701)
Expiring 08/29/19	Barclays Bank PLC	BRL	6,718	1,749,000	1,756,757	—	(7,757)
Expiring 08/29/19	BNP Paribas S.A.	BRL	9,271	2,348,000	2,424,484	—	(76,484)
Expiring 08/29/19	BNP Paribas S.A.	BRL	5,055	1,286,000	1,322,055	—	(36,055)
Expiring 08/29/19	BNP Paribas S.A.	BRL	4,057	1,022,000	1,060,970	—	(38,970)
Expiring 08/29/19	Citibank, N.A.	BRL	13,508	3,405,000	3,532,478	—	(127,478)
Expiring 08/29/19	Citibank, N.A.	BRL	6,168	1,551,000	1,612,920	—	(61,920)
Expiring 08/29/19	Citibank, N.A.	BRL	5,977	1,573,000	1,562,987	10,013	—
Expiring 08/29/19	Citibank, N.A.	BRL	5,464	1,442,000	1,428,861	13,139	—
Expiring 08/29/19	Citibank, N.A.	BRL	5,037	1,313,000	1,317,347	—	(4,347)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/29/19	Goldman Sachs International	BRL	8,114	$ 2,090,000	$ 2,121,952	$ —	$ (31,952)
Expiring 08/29/19	Goldman Sachs International	BRL	6,672	1,727,000	1,744,911	—	(17,911)
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	BRL	7,268	1,886,000	1,900,628	—	(14,628)
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	BRL	7,162	1,845,000	1,873,013	—	(28,013)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	5,358	1,375,000	1,401,127	—	(26,127)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	4,435	1,093,000	1,159,731	—	(66,731)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	4,305	1,069,000	1,125,795	—	(56,795)
Expiring 08/29/19	The Toronto-Dominion Bank	BRL	4,803	1,231,000	1,256,033	—	(25,033)
Expiring 08/29/19	UBS AG	BRL	11,968	3,157,000	3,129,721	27,279	—
Expiring 08/29/19	UBS AG	BRL	5,305	1,407,000	1,387,281	19,719	—
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	8,232	2,357,000	2,146,583	210,417	—
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	1,375	338,130	358,643	—	(20,513)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	61,808	16,331,074	16,114,984	216,090	—
Expiring 12/24/19	BNP Paribas S.A.	BRL	3,945	975,000	1,022,505	—	(47,505)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 12/24/19	Citibank, N.A.	BRL	7,535	$ 1,817,000	$ 1,953,243	$ —	$ (136,243)
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	BRL	7,093	1,998,000	1,838,616	159,384	—
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	BRL	5,126	1,450,000	1,328,693	121,307	—
Expiring 12/24/19	UBS AG	BRL	3,166	790,000	820,771	—	(30,771)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	42,174	11,787,000	10,859,016	927,984	—
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	9,484	2,282,267	2,441,949	—	(159,682)
Expiring 06/30/20	Deutsche Bank AG	BRL	88,992	21,600,000	22,744,280	—	(1,144,280)
Expiring 07/29/20	Deutsche Bank AG	BRL	29,229	6,610,000	7,451,739	—	(841,739)
Expiring 08/31/20	Deutsche Bank AG	BRL	28,784	6,280,000	7,315,097	—	(1,035,097)
Expiring 12/23/20	Citibank, N.A.	BRL	19,657	4,824,000	4,941,665	—	(117,665)
Expiring 12/23/20	Morgan Stanley & Co. International PLC	BRL	46,068	11,571,000	11,580,968	—	(9,968)
Expiring 01/29/21	Citibank, N.A.	BRL	43,567	10,642,000	10,914,163	—	(272,163)
Expiring 03/31/21	Citibank, N.A.	BRL	122,798	28,955,000	30,586,437	—	(1,631,437)
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	23,832	5,878,515	5,935,925	—	(57,410)
British Pound,
Expiring 08/01/19	Morgan Stanley & Co. International PLC	GBP	2,890	3,516,552	3,514,694	1,858	—
Expiring 08/29/19	Bank of America, N.A.	GBP	2,214	2,771,000	2,696,933	74,067	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 08/29/19	Bank of America, N.A.	GBP	1,370	$ 1,682,000	$ 1,668,218	$ 13,782	$ —
Expiring 08/29/19	Citibank, N.A.	GBP	878	1,068,000	1,068,923	—	(923)
Expiring 08/29/19	Goldman Sachs International	GBP	1,506	1,868,000	1,834,101	33,899	—
Expiring 08/29/19	HSBC Bank USA, N.A.	GBP	2,804	3,432,000	3,415,151	16,849	—
Expiring 08/29/19	HSBC Bank USA, N.A.	GBP	2,150	2,618,041	2,618,431	—	(390)
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	GBP	887	1,132,000	1,080,787	51,213	—
Expiring 10/18/19	Barclays Bank PLC	GBP	1,259	1,570,000	1,537,126	32,874	—
Expiring 10/18/19	Barclays Bank PLC	GBP	1,074	1,341,000	1,311,680	29,320	—
Expiring 10/18/19	Citibank, N.A.	GBP	825	1,033,775	1,007,129	26,646	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	GBP	26,923	33,540,435	32,866,746	673,689	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	GBP	2,661	3,248,000	3,248,565	—	(565)
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	GBP	1,520	1,905,000	1,855,628	49,372	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	GBP	2,716	3,337,000	3,315,046	21,954	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	GBP	1,480	1,818,588	1,806,630	11,958	—
Expiring 10/24/19	Morgan Stanley & Co. International PLC	GBP	17,920	22,495,514	21,881,995	613,519	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 11/27/19	HSBC Bank USA, N.A.	GBP	1,436	$ 2,110,202	$ 1,756,192	$ 354,010	$ —
Expiring 11/27/19	JPMorgan Chase Bank, N.A.	GBP	911	1,333,917	1,114,659	219,258	—
Expiring 11/27/19	UBS AG	GBP	292	419,347	357,363	61,984	—
Canadian Dollar,
Expiring 10/22/19	BNP Paribas S.A.	CAD	1,531	1,168,000	1,162,056	5,944	—
Chilean Peso,
Expiring 09/23/19	BNP Paribas S.A.	CLP	1,336,355	1,927,000	1,898,771	28,229	—
Expiring 09/23/19	BNP Paribas S.A.	CLP	1,316,054	1,935,728	1,869,926	65,802	—
Expiring 09/23/19	BNP Paribas S.A.	CLP	903,250	1,295,000	1,283,390	11,610	—
Expiring 09/23/19	BNP Paribas S.A.	CLP	557,015	801,000	791,440	9,560	—
Expiring 09/23/19	Citibank, N.A.	CLP	13,947,608	20,076,879	19,817,574	259,305	—
Expiring 09/23/19	Citibank, N.A.	CLP	1,978,970	2,913,322	2,811,836	101,486	—
Expiring 09/23/19	Citibank, N.A.	CLP	1,741,762	2,490,211	2,474,798	15,413	—
Expiring 09/23/19	Citibank, N.A.	CLP	1,314,016	1,924,734	1,867,030	57,704	—
Expiring 09/23/19	HSBC Bank USA, N.A.	CLP	956,954	1,413,000	1,359,696	53,304	—
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	1,715,535	2,476,637	2,437,533	39,104	—
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	785,165	1,159,000	1,115,608	43,392	—
Expiring 09/23/19	Morgan Stanley & Co. International PLC	CLP	1,326,587	1,942,749	1,884,892	57,857	—
Expiring 09/23/19	Morgan Stanley & Co. International PLC	CLP	839,429	1,204,000	1,192,709	11,291	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 10/23/19	JPMorgan Chase Bank, N.A.	CNH	101,000	$ 14,644,048	$ 14,610,969	$ 33,079	$ —
Expiring 10/25/19	HSBC Bank USA, N.A.	CNH	206,224	29,970,963	29,832,663	138,300	—
Expiring 10/25/19	HSBC Bank USA, N.A.	CNH	87,025	12,646,198	12,589,123	57,075	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	CNH	71,818	10,657,000	10,370,400	286,600	—
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	61,753	8,864,088	8,809,879	54,209	—
Colombian Peso,
Expiring 09/18/19	Barclays Bank PLC	COP	3,429,074	1,071,000	1,041,949	29,051	—
Expiring 09/18/19	Citibank, N.A.	COP	34,865,219	10,515,572	10,594,047	—	(78,475)
Expiring 09/18/19	Citibank, N.A.	COP	3,618,132	1,094,000	1,099,395	—	(5,395)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	34,865,219	10,554,024	10,594,046	—	(40,022)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	4,206,422	1,263,000	1,278,151	—	(15,151)
Czech Koruna,
Expiring 10/18/19	Barclays Bank PLC	CZK	45,317	1,981,000	1,954,099	26,901	—
Expiring 10/18/19	Barclays Bank PLC	CZK	43,196	1,889,000	1,862,615	26,385	—
Euro,
Expiring 08/29/19	Barclays Bank PLC	EUR	877	999,000	973,596	25,404	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	EUR	2,587	2,931,219	2,870,546	60,673	—
Expiring 10/18/19	Barclays Bank PLC	EUR	102,314	115,515,682	113,993,724	1,521,958	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/18/19	Barclays Bank PLC	EUR	3,001	$ 3,372,325	$ 3,343,976	$ 28,349	$ —
Expiring 10/18/19	Barclays Bank PLC	EUR	2,937	3,294,000	3,271,755	22,245	—
Expiring 10/18/19	HSBC Bank USA, N.A.	EUR	6,389	7,213,339	7,118,560	94,779	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	EUR	2,137	2,399,000	2,381,179	17,821	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	EUR	7,192	8,063,500	8,013,200	50,300	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	EUR	995	1,115,000	1,108,981	6,019	—
Expiring 10/18/19	UBS AG	EUR	102,314	115,624,645	113,993,723	1,630,922	—
Expiring 10/18/19	UBS AG	EUR	6,885	7,741,000	7,670,861	70,139	—
Expiring 10/18/19	UBS AG	EUR	2,801	3,138,148	3,121,218	16,930	—
Expiring 10/18/19	UBS AG	EUR	2,124	2,378,000	2,366,121	11,879	—
Expiring 11/27/19	Citibank, N.A.	EUR	494	646,795	552,721	94,074	—
Expiring 11/27/19	Morgan Stanley & Co. International PLC	EUR	654	788,438	730,561	57,877	—
Expiring 12/30/19	Deutsche Bank AG	EUR	727	937,525	814,887	122,638	—
Expiring 02/28/20	Bank of America, N.A.	EUR	6,895	8,400,868	7,765,221	635,647	—
Expiring 02/28/20	BNP Paribas S.A.	EUR	9,958	12,566,000	11,214,803	1,351,197	—
Expiring 07/29/20	The Toronto-Dominion Bank	EUR	2,015	2,399,318	2,293,712	105,606	—
Expiring 07/29/20	UBS AG	EUR	3,951	4,814,659	4,498,509	316,150	—
Hungarian Forint,
Expiring 10/18/19	Barclays Bank PLC	HUF	461,126	1,596,251	1,572,664	23,587	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 10/18/19	Morgan Stanley & Co. International PLC	HUF	252,474	$ 864,000	$ 861,057	$ 2,943	$ —
Indian Rupee,
Expiring 08/29/19	BNP Paribas S.A.	INR	931,874	12,562,000	13,507,300	—	(945,300)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	INR	88,595	1,267,630	1,284,159	—	(16,529)
Expiring 09/18/19	Barclays Bank PLC	INR	89,538	1,294,000	1,295,086	—	(1,086)
Expiring 09/18/19	Barclays Bank PLC	INR	68,915	1,000,000	996,789	3,211	—
Expiring 09/18/19	BNP Paribas S.A.	INR	100,425	1,448,000	1,452,545	—	(4,545)
Expiring 09/18/19	Citibank, N.A.	INR	168,079	2,436,000	2,431,102	4,898	—
Expiring 09/18/19	HSBC Bank USA, N.A.	INR	124,924	1,805,000	1,806,906	—	(1,906)
Expiring 09/18/19	HSBC Bank USA, N.A.	INR	95,158	1,379,000	1,376,367	2,633	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	118,238	1,710,000	1,710,198	—	(198)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	93,226	1,328,000	1,348,418	—	(20,418)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	71,689	1,016,000	1,036,912	—	(20,912)
Expiring 10/30/20	HSBC Bank USA, N.A.	INR	450,791	5,890,000	6,207,675	—	(317,675)
Expiring 12/23/20	BNP Paribas S.A.	INR	257,208	3,333,000	3,518,167	—	(185,167)
Expiring 02/26/21	Goldman Sachs International	INR	96,088	1,250,000	1,303,795	—	(53,795)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 09/18/19	Barclays Bank PLC	IDR	40,057,740	$ 2,817,000	$ 2,842,527	$ —	$ (25,527)
Expiring 09/18/19	Barclays Bank PLC	IDR	33,306,627	2,361,000	2,363,463	—	(2,463)
Expiring 09/18/19	Barclays Bank PLC	IDR	28,961,629	2,032,395	2,055,139	—	(22,744)
Expiring 09/18/19	Barclays Bank PLC	IDR	21,426,930	1,505,216	1,520,471	—	(15,255)
Expiring 09/18/19	Barclays Bank PLC	IDR	16,761,150	1,190,000	1,189,384	616	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	50,298,836	3,478,000	3,569,243	—	(91,243)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	47,225,990	3,260,000	3,351,191	—	(91,191)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	39,625,080	2,729,000	2,811,825	—	(82,825)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	38,888,475	2,725,000	2,759,555	—	(34,555)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	36,026,403	2,478,000	2,556,460	—	(78,460)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	35,136,843	2,412,350	2,493,336	—	(80,986)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	34,841,172	2,404,000	2,472,355	—	(68,355)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	33,421,462	2,313,000	2,371,612	—	(58,612)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	32,960,149	2,307,455	2,338,876	—	(31,421)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	28,141,416	1,968,000	1,996,936	—	(28,936)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	15,054,032	$ 1,050,929	$ 1,068,245	$ —	$ (17,316)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	IDR	34,303,655	2,393,000	2,434,213	—	(41,213)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	IDR	15,712,950	1,082,905	1,115,003	—	(32,098)
Israeli Shekel,
Expiring 08/26/19	JPMorgan Chase Bank, N.A.	ILS	30,676	8,681,390	8,749,687	—	(68,297)
Expiring 08/29/19	Bank of America, N.A.	ILS	5,150	1,476,000	1,469,293	6,707	—
Expiring 08/29/19	Goldman Sachs International	ILS	4,612	1,302,000	1,315,788	—	(13,788)
Expiring 08/29/19	UBS AG	ILS	3,689	1,049,000	1,052,420	—	(3,420)
Expiring 11/29/19	Goldman Sachs International	ILS	161,802	44,635,000	46,417,956	—	(1,782,956)
Japanese Yen,
Expiring 08/29/19	Bank of America, N.A.	JPY	287,385	2,669,000	2,647,367	21,633	—
Expiring 08/29/19	Bank of America, N.A.	JPY	286,449	2,656,000	2,638,739	17,261	—
Expiring 08/29/19	Bank of America, N.A.	JPY	181,086	1,671,000	1,668,145	2,855	—
Expiring 08/29/19	Bank of America, N.A.	JPY	165,504	1,508,000	1,524,608	—	(16,608)
Expiring 08/29/19	Bank of America, N.A.	JPY	141,336	1,317,000	1,301,974	15,026	—
Expiring 08/29/19	Bank of America, N.A.	JPY	122,805	1,142,000	1,131,265	10,735	—
Expiring 08/29/19	Bank of America, N.A.	JPY	118,431	1,105,000	1,090,979	14,021	—
Expiring 08/29/19	Bank of America, N.A.	JPY	109,388	1,014,000	1,007,672	6,328	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 08/29/19	Barclays Bank PLC	JPY	678,062	$ 6,290,000	$ 6,246,249	$ 43,751	$ —
Expiring 08/29/19	Barclays Bank PLC	JPY	145,634	1,341,000	1,341,567	—	(567)
Expiring 08/29/19	Citibank, N.A.	JPY	216,007	1,999,000	1,989,835	9,165	—
Expiring 08/29/19	Citibank, N.A.	JPY	122,743	1,132,000	1,130,698	1,302	—
Expiring 08/29/19	Goldman Sachs International	JPY	195,817	1,806,000	1,803,853	2,147	—
Expiring 08/29/19	HSBC Bank USA, N.A.	JPY	175,070	1,626,000	1,612,727	13,273	—
Expiring 08/29/19	HSBC Bank USA, N.A.	JPY	100,836	935,000	928,891	6,109	—
Expiring 08/29/19	The Toronto-Dominion Bank	JPY	233,799	2,163,000	2,153,737	9,263	—
Expiring 08/29/19	UBS AG	JPY	142,991	1,326,000	1,317,224	8,776	—
Expiring 08/29/19	UBS AG	JPY	70,380	652,000	648,334	3,666	—
Expiring 02/28/20	Citibank, N.A.	JPY	781,856	7,365,508	7,305,295	60,213	—
Expiring 11/30/20	JPMorgan Chase Bank, N.A.	JPY	358,416	3,431,792	3,410,289	21,503	—
Expiring 12/30/20	Bank of America, N.A.	JPY	717,296	6,918,360	6,838,253	80,107	—
Expiring 01/29/21	Citibank, N.A.	JPY	1,010,155	9,887,000	9,648,954	238,046	—
Expiring 01/29/21	Deutsche Bank AG	JPY	1,353,580	12,882,038	12,929,338	—	(47,300)
Malaysian Ringgit,
Expiring 09/18/19	UBS AG	MYR	17,450	4,170,280	4,224,801	—	(54,521)
Mexican Peso,
Expiring 08/29/19	Bank of America, N.A.	MXN	21,487	1,074,000	1,115,663	—	(41,663)
Expiring 08/29/19	BNP Paribas S.A.	MXN	106,687	5,377,000	5,539,485	—	(162,485)
Expiring 08/29/19	Citibank, N.A.	MXN	14,409	723,000	748,167	—	(25,167)
Expiring 08/29/19	Deutsche Bank AG	MXN	21,505	1,105,000	1,116,578	—	(11,578)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 08/29/19	Morgan Stanley & Co. International PLC	MXN	23,780	$ 1,192,500	$ 1,234,701	$ —	$ (42,201)
Expiring 09/18/19	Barclays Bank PLC	MXN	21,739	1,130,000	1,125,150	4,850	—
Expiring 09/18/19	Citibank, N.A.	MXN	17,438	902,000	902,530	—	(530)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	16,333	848,000	845,353	2,647	—
Expiring 09/18/19	UBS AG	MXN	24,797	1,289,000	1,283,423	5,577	—
Expiring 09/18/19	UBS AG	MXN	23,822	1,241,000	1,232,988	8,012	—
Expiring 09/18/19	UBS AG	MXN	17,181	898,000	889,239	8,761	—
Expiring 09/18/19	UBS AG	MXN	16,732	866,000	865,996	4	—
Expiring 11/27/19	Morgan Stanley & Co. International PLC	MXN	222,867	11,359,000	11,403,511	—	(44,511)
Expiring 12/30/19	Citibank, N.A.	MXN	11,746	572,000	597,909	—	(25,909)
Expiring 12/30/19	Morgan Stanley & Co. International PLC	MXN	23,784	1,074,000	1,210,706	—	(136,706)
Expiring 04/30/20	Citibank, N.A.	MXN	325,325	15,608,000	16,246,974	—	(638,974)
Expiring 04/30/20	UBS AG	MXN	30,055	1,325,000	1,500,977	—	(175,977)
Expiring 10/30/20	Deutsche Bank AG	MXN	459,398	20,095,000	22,363,373	—	(2,268,373)
Expiring 01/29/21	Citibank, N.A.	MXN	173,457	8,253,000	8,339,864	—	(86,864)
New Taiwanese Dollar,
Expiring 09/18/19	Barclays Bank PLC	TWD	202,957	6,580,000	6,544,672	35,328	—
Expiring 09/18/19	Barclays Bank PLC	TWD	175,443	5,673,000	5,657,432	15,568	—
Expiring 09/18/19	Barclays Bank PLC	TWD	113,524	3,633,000	3,660,753	—	(27,753)
Expiring 09/18/19	Barclays Bank PLC	TWD	48,127	1,553,000	1,551,943	1,057	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/18/19	Citibank, N.A.	TWD	30,499	$ 984,000	$ 983,489	$ 511	$ —
Expiring 09/18/19	Credit Suisse International	TWD	143,792	4,641,000	4,636,795	4,205	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	199,447	6,440,000	6,431,465	8,535	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	115,521	3,736,000	3,725,145	10,855	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	32,969	1,055,000	1,063,127	—	(8,127)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	188,845	6,110,000	6,089,588	20,412	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	170,996	5,516,000	5,514,026	1,974	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	154,560	4,891,000	4,984,038	—	(93,038)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	128,085	4,132,000	4,130,308	1,692	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	111,787	3,563,000	3,604,730	—	(41,730)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	74,962	2,425,171	2,417,265	7,906	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	73,487	2,374,000	2,369,705	4,295	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	171,715	5,560,000	5,537,212	22,788	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	140,799	4,565,000	4,540,284	24,716	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	105,346	$ 3,402,000	$ 3,397,052	$ 4,948	$ —
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	72,675	2,320,000	2,343,521	—	(23,521)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	68,134	2,213,000	2,197,079	15,921	—
New Zealand Dollar,
Expiring 10/22/19	Barclays Bank PLC	NZD	13,498	9,114,555	8,877,306	237,249	—
Expiring 10/22/19	Barclays Bank PLC	NZD	2,027	1,344,000	1,333,321	10,679	—
Expiring 10/22/19	Citibank, N.A.	NZD	7,955	5,399,441	5,232,199	167,242	—
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	NZD	2,214	1,471,245	1,455,846	15,399	—
Expiring 10/22/19	Morgan Stanley & Co. International PLC	NZD	3,679	2,472,499	2,419,893	52,606	—
Norwegian Krone,
Expiring 10/18/19	HSBC Bank USA, N.A.	NOK	19,315	2,227,000	2,185,001	41,999	—
Peruvian Nuevo Sol,
Expiring 09/18/19	BNP Paribas S.A.	PEN	8,812	2,674,000	2,661,393	12,607	—
Expiring 09/18/19	BNP Paribas S.A.	PEN	6,438	1,923,000	1,944,356	—	(21,356)
Expiring 09/18/19	BNP Paribas S.A.	PEN	5,766	1,719,000	1,741,595	—	(22,595)
Expiring 09/18/19	BNP Paribas S.A.	PEN	4,947	1,476,000	1,494,019	—	(18,019)
Expiring 09/18/19	BNP Paribas S.A.	PEN	4,043	1,206,000	1,220,941	—	(14,941)
Expiring 09/18/19	BNP Paribas S.A.	PEN	3,196	950,000	965,356	—	(15,356)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 09/18/19	BNP Paribas S.A.	PEN	2,739	$ 831,000	$ 827,337	$ 3,663	$ —
Expiring 09/18/19	HSBC Bank USA, N.A.	PEN	5,435	1,624,000	1,641,422	—	(17,422)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PEN	4,613	1,397,000	1,393,253	3,747	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PEN	3,242	983,000	979,087	3,913	—
Philippine Peso,
Expiring 09/18/19	Barclays Bank PLC	PHP	133,867	2,565,000	2,626,009	—	(61,009)
Expiring 09/18/19	Barclays Bank PLC	PHP	96,901	1,850,000	1,900,861	—	(50,861)
Expiring 09/18/19	Barclays Bank PLC	PHP	96,093	1,837,000	1,885,017	—	(48,017)
Expiring 09/18/19	Barclays Bank PLC	PHP	46,917	894,000	920,350	—	(26,350)
Expiring 09/18/19	Citibank, N.A.	PHP	39,536	770,000	775,551	—	(5,551)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	135,468	2,619,000	2,657,403	—	(38,403)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	111,605	2,161,000	2,189,296	—	(28,296)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	75,911	1,470,000	1,489,104	—	(19,104)
Polish Zloty,
Expiring 10/18/19	UBS AG	PLN	3,521	914,000	910,252	3,748	—
Russian Ruble,
Expiring 08/29/19	Barclays Bank PLC	RUB	108,976	1,638,000	1,705,070	—	(67,070)
Expiring 08/29/19	Citibank, N.A.	RUB	108,876	1,636,000	1,703,501	—	(67,501)
Expiring 08/29/19	Citibank, N.A.	RUB	87,551	1,339,000	1,369,839	—	(30,839)
Expiring 08/29/19	Goldman Sachs International	RUB	2,034,805	31,016,000	31,837,110	—	(821,110)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 08/29/19	HSBC Bank USA, N.A.	RUB	140,590	$ 2,135,000	$ 2,199,706	$ —	$ (64,706)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	RUB	147,767	2,248,000	2,311,998	—	(63,998)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	RUB	88,767	1,394,480	1,385,283	9,197	—
Expiring 12/24/19	Barclays Bank PLC	RUB	48,233	739,309	743,199	—	(3,890)
Expiring 12/24/19	Goldman Sachs International	RUB	124,622	2,031,000	1,920,261	110,739	—
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	RUB	56,445	757,906	869,743	—	(111,837)
Expiring 03/31/20	Citibank, N.A.	RUB	305,303	4,444,000	4,645,304	—	(201,304)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	RUB	315,168	4,163,386	4,795,412	—	(632,026)
Expiring 12/23/20	BNP Paribas S.A.	RUB	1,300,164	17,637,000	19,164,360	—	(1,527,360)
Expiring 12/23/20	BNP Paribas S.A.	RUB	511,647	7,179,000	7,541,657	—	(362,657)
Saudi Arabian Riyal,
Expiring 11/12/19	Goldman Sachs International	SAR	57,150	15,000,000	15,237,412	—	(237,412)
Singapore Dollar,
Expiring 09/18/19	Bank of America, N.A.	SGD	3,480	2,533,000	2,534,134	—	(1,134)
Expiring 09/18/19	Bank of America, N.A.	SGD	1,625	1,179,000	1,183,736	—	(4,736)
Expiring 09/18/19	Barclays Bank PLC	SGD	1,137	832,000	828,070	3,930	—
Expiring 09/18/19	BNP Paribas S.A.	SGD	3,156	2,322,000	2,298,677	23,323	—
Expiring 09/18/19	Citibank, N.A.	SGD	2,516	1,840,893	1,831,997	8,896	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 09/18/19	Citibank, N.A.	SGD	2,233	$ 1,640,000	$ 1,626,192	$ 13,808	$ —
Expiring 09/18/19	Citibank, N.A.	SGD	1,984	1,455,017	1,444,598	10,419	—
Expiring 09/18/19	Citibank, N.A.	SGD	1,862	1,355,000	1,356,246	—	(1,246)
Expiring 09/18/19	HSBC Bank USA, N.A.	SGD	1,682	1,231,000	1,224,993	6,007	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	12,500	9,172,939	9,103,024	69,915	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	4,506	3,320,000	3,281,760	38,240	—
Expiring 09/18/19	UBS AG	SGD	2,834	2,074,000	2,063,497	10,503	—
Expiring 09/18/19	UBS AG	SGD	2,080	1,529,000	1,514,509	14,491	—
Expiring 09/18/19	UBS AG	SGD	1,218	899,000	887,234	11,766	—
South African Rand,
Expiring 08/29/19	Bank of America, N.A.	ZAR	16,549	1,147,000	1,149,591	—	(2,591)
Expiring 08/29/19	Barclays Bank PLC	ZAR	77,095	5,097,676	5,355,449	—	(257,773)
Expiring 08/29/19	Citibank, N.A.	ZAR	19,403	1,327,000	1,347,848	—	(20,848)
Expiring 09/18/19	Barclays Bank PLC	ZAR	207,676	13,810,164	14,392,287	—	(582,123)
Expiring 09/18/19	Barclays Bank PLC	ZAR	62,742	4,350,931	4,348,137	2,794	—
Expiring 09/18/19	Citibank, N.A.	ZAR	15,408	1,098,729	1,067,825	30,904	—
Expiring 12/30/19	Goldman Sachs International	ZAR	27,540	1,738,000	1,884,431	—	(146,431)
Expiring 12/30/19	JPMorgan Chase Bank, N.A.	ZAR	5,953	394,516	407,354	—	(12,838)
Expiring 03/31/20	Barclays Bank PLC	ZAR	18,478	1,229,000	1,249,761	—	(20,761)
Expiring 03/31/20	Goldman Sachs International	ZAR	18,263	1,154,000	1,235,195	—	(81,195)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	ZAR	47,759	$ 3,124,596	$ 3,230,211	$ —	$ (105,615)
Expiring 07/29/20	BNP Paribas S.A.	ZAR	145,671	8,926,000	9,703,508	—	(777,508)
Expiring 09/30/20	Goldman Sachs International	ZAR	27,092	1,693,000	1,788,703	—	(95,703)
Expiring 09/30/20	Morgan Stanley & Co. International PLC	ZAR	139,816	9,509,000	9,231,008	277,992	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	91,483	5,897,000	5,939,011	—	(42,011)
South Korean Won,
Expiring 08/29/19	BNP Paribas S.A.	KRW	1,164,864	989,000	985,445	3,555	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	KRW	2,554,987	2,208,000	2,161,453	46,547	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	2,031,821	1,733,000	1,719,973	13,027	—
Expiring 12/24/19	Goldman Sachs International	KRW	79,350	75,000	67,420	7,580	—
Expiring 10/30/20	Deutsche Bank AG	KRW	13,243,022	11,446,000	11,365,526	80,474	—
Swedish Krona,
Expiring 10/18/19	BNP Paribas S.A.	SEK	19,397	2,054,000	2,019,493	34,507	—
Expiring 10/18/19	HSBC Bank USA, N.A.	SEK	14,257	1,515,000	1,484,293	30,707	—
Swiss Franc,
Expiring 08/29/19	Bank of America, N.A.	CHF	2,570	2,632,000	2,590,612	41,388	—
Expiring 08/29/19	Bank of America, N.A.	CHF	1,124	1,134,000	1,133,317	683	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 08/29/19	Bank of America, N.A.	CHF	1,034	$ 1,042,000	$ 1,042,873	$ —	$ (873)
Expiring 08/29/19	Bank of America, N.A.	CHF	943	946,000	950,214	—	(4,214)
Expiring 08/29/19	Barclays Bank PLC	CHF	1,227	1,223,000	1,237,387	—	(14,387)
Expiring 08/29/19	BNP Paribas S.A.	CHF	1,680	1,710,000	1,693,197	16,803	—
Expiring 08/29/19	Citibank, N.A.	CHF	1,773	1,835,000	1,787,897	47,103	—
Expiring 08/29/19	Goldman Sachs International	CHF	1,077	1,093,000	1,085,485	7,515	—
Expiring 08/29/19	HSBC Bank USA, N.A.	CHF	1,437	1,436,000	1,449,114	—	(13,114)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	CHF	1,087	1,108,000	1,095,786	12,214	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	CHF	1,037	1,037,000	1,045,548	—	(8,548)
Expiring 10/18/19	Bank of America, N.A.	CHF	25,995	26,553,647	26,333,246	220,401	—
Expiring 10/18/19	Bank of America, N.A.	CHF	2,203	2,254,000	2,231,887	22,113	—
Expiring 10/18/19	Deutsche Bank AG	CHF	813	831,663	823,989	7,674	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	CHF	2,464	2,516,000	2,496,259	19,741	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	CHF	1,237	1,269,000	1,252,984	16,016	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	CHF	3,517	3,577,000	3,562,964	14,036	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/18/19	Morgan Stanley & Co. International PLC	CHF	1,595	$ 1,639,000	$ 1,615,426	$ 23,574	$ —
Expiring 10/18/19	UBS AG	CHF	1,164	1,180,000	1,178,809	1,191	—
Thai Baht,
Expiring 08/09/19	Barclays Bank PLC	THB	38,850	1,243,000	1,263,456	—	(20,456)
Expiring 08/09/19	Barclays Bank PLC	THB	37,070	1,187,000	1,205,570	—	(18,570)
Expiring 08/09/19	Citibank, N.A.	THB	136,874	4,351,000	4,451,330	—	(100,330)
Expiring 08/09/19	Citibank, N.A.	THB	134,181	4,255,000	4,363,771	—	(108,771)
Expiring 08/09/19	Citibank, N.A.	THB	123,085	3,872,000	4,002,902	—	(130,902)
Expiring 08/09/19	Citibank, N.A.	THB	85,380	2,724,000	2,776,670	—	(52,670)
Expiring 08/09/19	Citibank, N.A.	THB	53,526	1,710,000	1,740,728	—	(30,728)
Expiring 08/09/19	Citibank, N.A.	THB	51,271	1,637,000	1,667,417	—	(30,417)
Expiring 08/09/19	Citibank, N.A.	THB	48,233	1,540,000	1,568,600	—	(28,600)
Expiring 08/09/19	Citibank, N.A.	THB	41,999	1,341,000	1,365,882	—	(24,882)
Expiring 08/09/19	Citibank, N.A.	THB	30,582	979,000	994,554	—	(15,554)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	128,363	4,014,000	4,174,545	—	(160,545)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	127,648	4,010,000	4,151,306	—	(141,306)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	60,806	1,924,000	1,977,501	—	(53,501)
Turkish Lira,
Expiring 08/29/19	Barclays Bank PLC	TRY	18,545	3,056,674	3,282,159	—	(225,485)
Expiring 08/29/19	Barclays Bank PLC	TRY	13,543	2,043,000	2,396,916	—	(353,916)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 08/29/19	Barclays Bank PLC	TRY	12,957	$ 2,218,159	$ 2,293,261	$ —	$ (75,102)
Expiring 08/29/19	BNP Paribas S.A.	TRY	9,857	2,392,000	1,744,618	647,382	—
Expiring 08/29/19	Citibank, N.A.	TRY	6,902	1,024,000	1,221,508	—	(197,508)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	TRY	9,781	2,006,725	1,731,104	275,621	—
Expiring 09/18/19	Barclays Bank PLC	TRY	7,192	1,093,000	1,263,868	—	(170,868)
Expiring 09/18/19	BNP Paribas S.A.	TRY	11,775	1,893,988	2,069,276	—	(175,288)
Expiring 09/18/19	Citibank, N.A.	TRY	102,117	15,182,424	17,945,686	—	(2,763,262)
Expiring 09/18/19	Citibank, N.A.	TRY	5,635	874,319	990,285	—	(115,966)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	13,584	2,410,400	2,387,256	23,144	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	6,597	980,180	1,159,352	—	(179,172)
Expiring 09/30/19	Barclays Bank PLC	TRY	4,580	772,546	801,472	—	(28,926)
Expiring 12/24/19	BNP Paribas S.A.	TRY	13,966	3,000,000	2,373,595	626,405	—
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	TRY	19,075	3,367,238	3,241,988	125,250	—
Expiring 01/31/20	JPMorgan Chase Bank, N.A.	TRY	28,531	4,984,414	4,787,727	196,687	—
Expiring 04/30/20	Citibank, N.A.	TRY	42,024	5,553,900	6,850,927	—	(1,297,027)
Expiring 04/30/20	Citibank, N.A.	TRY	17,501	2,708,903	2,853,092	—	(144,189)
Expiring 04/30/20	Citibank, N.A.	TRY	6,043	841,000	985,097	—	(144,097)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 04/30/20	Goldman Sachs International	TRY	62,763	$ 10,884,000	$ 10,231,918	$ 652,082	$ —
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	TRY	11,919	1,844,000	1,943,120	—	(99,120)
Expiring 06/30/20	Barclays Bank PLC	TRY	55,902	7,876,880	8,933,977	—	(1,057,097)
Expiring 06/30/20	Citibank, N.A.	TRY	19,012	1,978,358	3,038,394	—	(1,060,036)
Expiring 06/30/20	Citibank, N.A.	TRY	9,131	948,000	1,459,287	—	(511,287)
Expiring 06/30/20	JPMorgan Chase Bank, N.A.	TRY	17,985	2,452,000	2,874,340	—	(422,340)
Expiring 06/30/20	Morgan Stanley & Co. International PLC	TRY	80,729	12,254,000	12,901,710	—	(647,710)
Expiring 10/30/20	Deutsche Bank AG	TRY	6,465	851,000	991,572	—	(140,572)
Expiring 10/30/20	Goldman Sachs International	TRY	7,043	1,015,000	1,080,150	—	(65,150)
Expiring 02/26/21	Citibank, N.A.	TRY	40,469	4,975,000	5,967,430	—	(992,430)
Expiring 02/26/21	Citibank, N.A.	TRY	21,754	2,583,626	3,207,784	—	(624,158)
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	TRY	28,291	3,398,374	4,171,755	—	(773,381)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	97,117	13,447,000	14,320,503	—	(873,503)
Expiring 05/28/21	Goldman Sachs International	TRY	13,530	1,814,000	1,937,864	—	(123,864)
				$1,633,009,139	$1,650,486,596	18,307,546	(35,785,003)
						$60,414,810	$(51,963,971)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Cross currency exchange contracts outstanding at July 31, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/18/19	Buy	CHF	2,657	EUR	2,411	$ 5,035	$ —	Citibank, N.A.
10/18/19	Buy	EUR	5,308	SEK	56,565	24,978	—	Citibank, N.A.
10/18/19	Buy	EUR	5,700	GBP	5,206	—	(4,445)	Citibank, N.A.
10/18/19	Buy	GBP	1,707	EUR	1,891	—	(23,185)	Morgan Stanley & Co. International PLC
10/18/19	Buy	GBP	2,659	EUR	2,946	—	(36,010)	Morgan Stanley & Co. International PLC
11/27/19	Buy	EUR	2,122	ZAR	41,069	—	(449,440)	Citibank, N.A.
11/27/19	Buy	ZAR	16,840	EUR	974	68,181	—	Deutsche Bank AG
12/30/19	Buy	EUR	1,930	ZAR	33,514	—	(129,927)	Deutsche Bank AG
12/30/19	Buy	ZAR	19,940	EUR	1,203	15,956	—	Morgan Stanley & Co. International PLC
01/31/20	Buy	AUD	4,212	JPY	327,609	—	(158,424)	Deutsche Bank AG
01/31/20	Buy	EUR	2,420	TRY	14,760	242,948	—	Goldman Sachs International
01/31/20	Buy	TRY	37,121	EUR	5,105	491,940	—	Goldman Sachs International
02/28/20	Buy	AUD	6,000	JPY	472,950	—	(289,737)	BNP Paribas S.A.
02/28/20	Buy	JPY	1,415,148	AUD	18,781	297,130	—	Deutsche Bank AG
03/31/20	Buy	EUR	7,374	ZAR	124,584	—	(101,651)	Morgan Stanley & Co. International PLC
03/31/20	Buy	ZAR	142,211	EUR	7,654	977,799	—	Morgan Stanley & Co. International PLC
04/30/20	Buy	EUR	12,312	TRY	92,869	—	(1,209,694)	Goldman Sachs International
04/30/20	Buy	TRY	121,707	EUR	13,219	4,884,793	—	BNP Paribas S.A.
07/29/20	Buy	EUR	14,276	TRY	138,149	—	(5,621,503)	BNP Paribas S.A.
07/29/20	Buy	TRY	101,116	EUR	8,310	6,549,936	—	Morgan Stanley & Co. International PLC
08/31/20	Buy	EUR	4,792	ZAR	92,438	—	(661,167)	Morgan Stanley & Co. International PLC
08/31/20	Buy	ZAR	41,149	EUR	2,332	67,486	—	Goldman Sachs International
11/27/20	Buy	AUD	2,575	JPY	191,838	—	(42,361)	Morgan Stanley & Co. International PLC
11/30/20	Buy	JPY	382,815	AUD	4,906	245,993	—	Deutsche Bank AG
12/23/20	Buy	EUR	598	ZAR	10,827	—	(18,950)	Goldman Sachs International
12/23/20	Buy	EUR	1,738	ZAR	29,854	50,224	—	Morgan Stanley & Co. International PLC
12/30/20	Buy	AUD	787	JPY	59,639	—	(23,444)	Goldman Sachs International
12/30/20	Buy	JPY	167,838	AUD	2,277	22,894	—	Deutsche Bank AG
12/30/20	Buy	JPY	1,033,015	AUD	14,026	133,001	—	Deutsche Bank AG
05/28/21	Buy	AUD	6,194	JPY	451,976	—	(49,914)	Deutsche Bank AG
10/31/23	Buy	JPY	277,535	AUD	3,979	39,148	—	Goldman Sachs International
10/31/23	Buy	JPY	671,731	AUD	9,835	—	(48,879)	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Cross currency exchange contracts outstanding at July 31, 2019 (continued):
Settlement	Type	Notional Amount (000)	In Exchange For (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
				$14,117,442	$(8,868,731)
Credit default swap agreements outstanding at July 31, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*:
Federation of Malaysia (D01)	12/20/22	1.000%(Q)	1,500	0.404%	$ 31,245	$ (1,371)	$ 32,616	Citibank, N.A.
People’s Republic of China (D01)	12/20/22	1.000%(Q)	5,000	0.323%	117,706	(4,570)	122,276	Citibank, N.A.
Republic of Argentina (D01)	12/20/22	1.000%(Q)	1,500	10.640%	(374,433)	(1,371)	(373,062)	Citibank, N.A.
Republic of Brazil (D01)	12/20/22	1.000%(Q)	7,500	0.894%	34,631	(6,855)	41,486	Citibank, N.A.
Republic of Chile (D01)	12/20/22	1.000%(Q)	1,500	0.213%	40,827	(1,371)	42,198	Citibank, N.A.
Republic of Colombia (D01)	12/20/22	1.000%(Q)	2,000	0.556%	31,537	(1,828)	33,365	Citibank, N.A.
Republic of Indonesia (D01)	12/20/22	1.000%(Q)	2,000	0.675%	23,695	(1,828)	25,523	Citibank, N.A.
Republic of Panama (D01)	12/20/22	1.000%(Q)	1,500	0.304%	36,255	(1,371)	37,626	Citibank, N.A.
Republic of Peru (D01)	12/20/22	1.000%(Q)	1,500	0.263%	38,365	(1,371)	39,736	Citibank, N.A.
Republic of Philippines (D01)	12/20/22	1.000%(Q)	1,500	0.395%	31,706	(1,371)	33,077	Citibank, N.A.
Republic of South Africa (D01)	12/20/22	1.000%(Q)	4,500	1.337%	(43,929)	(4,113)	(39,816)	Citibank, N.A.
Republic of Turkey (D01)	12/20/22	1.000%(Q)	7,500	3.254%	(518,713)	(6,855)	(511,858)	Citibank, N.A.
Russian Federation (D01)	12/20/22	1.000%(Q)	4,500	0.735%	44,421	(4,113)	48,534	Citibank, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
United Mexican States (D01)	12/20/22	1.000%(Q)	6,500	0.833%	$ 43,020	$ (5,941)	$ 48,961	Citibank, N.A.
Federation of Malaysia (D02)	06/20/23	1.000%(Q)	2,250	0.461%	48,237	(1,071)	49,308	Barclays Bank PLC
People’s Republic of China (D02)	06/20/23	1.000%(Q)	8,250	0.373%	204,751	(3,928)	208,679	Barclays Bank PLC
Republic of Argentina (D02)	06/20/23	1.000%(Q)	2,250	10.302%	(601,737)	(1,071)	(600,666)	Barclays Bank PLC
Republic of Brazil (D02)	06/20/23	1.000%(Q)	11,250	0.968%	26,449	(5,356)	31,805	Barclays Bank PLC
Republic of Chile (D02)	06/20/23	1.000%(Q)	2,250	0.239%	67,294	(1,071)	68,365	Barclays Bank PLC
Republic of Colombia (D02)	06/20/23	1.000%(Q)	3,000	0.625%	45,692	(1,428)	47,120	Barclays Bank PLC
Republic of Indonesia (D02)	06/20/23	1.000%(Q)	3,000	0.766%	29,784	(1,428)	31,212	Barclays Bank PLC
Republic of Lebanon (D02)	06/20/23	1.000%(Q)	2,250	9.610%	(573,808)	(1,071)	(572,737)	Barclays Bank PLC
Republic of Panama (D02)	06/20/23	1.000%(Q)	2,250	0.355%	57,376	(1,071)	58,447	Barclays Bank PLC
Republic of Peru (D02)	06/20/23	1.000%(Q)	2,250	0.321%	60,292	(1,071)	61,363	Barclays Bank PLC
Republic of Philippines (D02)	06/20/23	1.000%(Q)	2,250	0.442%	49,897	(1,071)	50,968	Barclays Bank PLC
Republic of South Africa (D02)	06/20/23	1.000%(Q)	6,750	1.450%	(104,140)	(3,214)	(100,926)	Barclays Bank PLC
Republic of Turkey (D02)	06/20/23	1.000%(Q)	10,500	3.357%	(858,911)	(4,999)	(853,912)	Barclays Bank PLC
Russian Federation (D02)	06/20/23	1.000%(Q)	6,750	0.803%	57,633	(3,214)	60,847	Barclays Bank PLC
United Mexican States (D02)	06/20/23	1.000%(Q)	9,750	0.918%	41,113	(4,642)	45,755	Barclays Bank PLC
Federation of Malaysia (D03)	12/20/23	1.000%(Q)	1,500	0.539%	30,970	(3,607)	34,577	Citibank, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
People’s Republic of China (D03)	12/20/23	1.000%(Q)	5,000	0.447%	$ 122,727	$ (12,023)	$ 134,750	Citibank, N.A.
Republic of Argentina (D03)	12/20/23	1.000%(Q)	1,500	10.238%	(435,722)	(3,607)	(432,115)	Citibank, N.A.
Republic of Brazil (D03)	12/20/23	1.000%(Q)	7,500	1.131%	(32,103)	(18,035)	(14,068)	Citibank, N.A.
Republic of Chile (D03)	12/20/23	1.000%(Q)	1,500	0.300%	46,270	(3,607)	49,877	Citibank, N.A.
Republic of Colombia (D03)	12/20/23	1.000%(Q)	2,000	0.754%	22,993	(4,809)	27,802	Citibank, N.A.
Republic of Indonesia (D03)	12/20/23	1.000%(Q)	2,000	0.887%	11,776	(4,809)	16,585	Citibank, N.A.
Republic of Lebanon (D03)	12/20/23	1.000%(Q)	1,500	9.468%	(411,463)	(3,607)	(407,856)	Citibank, N.A.
Republic of Panama (D03)	12/20/23	1.000%(Q)	1,500	0.455%	36,369	(3,607)	39,976	Citibank, N.A.
Republic of Peru (D03)	12/20/23	1.000%(Q)	1,500	0.419%	38,683	(3,607)	42,290	Citibank, N.A.
Republic of Philippines (D03)	12/20/23	1.000%(Q)	1,500	0.510%	32,774	(3,607)	36,381	Citibank, N.A.
Republic of South Africa (D03)	12/20/23	1.000%(Q)	4,500	1.609%	(107,517)	(10,821)	(96,696)	Citibank, N.A.
Republic of Turkey (D03)	12/20/23	1.000%(Q)	7,500	3.477%	(717,451)	(18,035)	(699,416)	Citibank, N.A.
Russian Federation (D03)	12/20/23	1.000%(Q)	4,500	0.905%	23,156	(10,821)	33,977	Citibank, N.A.
United Mexican States (D03)	12/20/23	1.000%(Q)	6,500	1.053%	(6,739)	(15,630)	8,891	Citibank, N.A.
Federation of Malaysia (D04)	06/20/24	1.000%(Q)	2,000	0.600%	39,735	(2,220)	41,955	Citibank, N.A.
Kingdom of Saudi Arabia (D04)	06/20/24	1.000%(Q)	1,500	0.715%	21,690	(1,665)	23,355	Citibank, N.A.
People’s Republic of China (D04)	06/20/24	1.000%(Q)	4,500	0.506%	109,246	(4,994)	114,240	Citibank, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Argentina (D04)	06/20/24	1.000%(Q)	3,000	10.187%	$ (935,674)	$ (3,330)	$ (932,344)	Citibank, N.A.
Republic of Brazil (D04)	06/20/24	1.000%(Q)	6,500	1.259%	(69,829)	(7,214)	(62,615)	Citibank, N.A.
Republic of Chile (D04)	06/20/24	1.000%(Q)	1,500	0.349%	47,658	(1,665)	49,323	Citibank, N.A.
Republic of Colombia (D04)	06/20/24	1.000%(Q)	2,000	0.856%	15,681	(2,220)	17,901	Citibank, N.A.
Republic of Indonesia (D04)	06/20/24	1.000%(Q)	3,500	0.983%	6,770	(3,885)	10,655	Citibank, N.A.
Republic of Peru (D04)	06/20/24	1.000%(Q)	1,500	0.496%	37,197	(1,665)	38,862	Citibank, N.A.
Republic of Philippines (D04)	06/20/24	1.000%(Q)	1,500	0.564%	32,291	(1,665)	33,956	Citibank, N.A.
Republic of South Africa (D04)	06/20/24	1.000%(Q)	4,000	1.734%	(128,462)	(3,987)	(124,475)	Citibank, N.A.
Republic of Turkey (D04)	06/20/24	1.000%(Q)	6,500	3.573%	(708,353)	(7,214)	(701,139)	Citibank, N.A.
Russian Federation (D04)	06/20/24	1.000%(Q)	4,000	0.986%	7,293	(4,439)	11,732	Citibank, N.A.
State of Qatar (D04)	06/20/24	1.000%(Q)	1,500	0.500%	36,917	(1,665)	38,582	Citibank, N.A.
United Mexican States (D04)	06/20/24	1.000%(Q)	6,500	1.159%	(40,089)	(7,214)	(32,875)	Citibank, N.A.
					$(4,786,951)	$(255,309)	$(4,531,642)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)*:
CDX.EM.28.V2 (D01)	12/20/22	1.000%(Q)	48,500	$ 300,798	$(28,321)	$ 329,119	Citibank, N.A.
CDX.EM.29.V1 (D02)	06/20/23	1.000%(Q)	75,000	1,168,479	(44,052)	1,212,531	Barclays Bank PLC

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)*(cont’d.):
CDX.EM.30.V1 (D03)	12/20/23	1.000%(Q)	50,000	$1,182,561	$ 47,283	$1,135,278	Citibank, N.A.
CDX.EM.31.V1 (D04)	06/20/24	1.000%(Q)	50,000	1,277,452	(54,816)	1,332,268	Citibank, N.A.
				$3,929,290	$(79,906)	$4,009,196
*	The Fund entered into multiple credit default swap agreements in a package trade consist of two parts. The fund brought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the package deal is closed out early, all of the component swaps terminate. Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D04).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Anchorage CLO Ltd.	08/28/19	0.500%(M)	EUR	1,898	*	$ 29	$—	$ 29	Goldman Sachs International
Anchorage CLO Ltd.	08/28/19	1.000%(M)	EUR	828	*	25	—	25	Goldman Sachs International
Ares Management Corp.	08/28/19	1.000%(M)	EUR	444	*	14	—	14	Goldman Sachs International
AXA CLO Ltd.	08/28/19	0.500%(M)	EUR	685	*	11	—	11	Goldman Sachs International
Banc of America Commercial Mortgage Trust	08/29/19	1.250%(M)		359	*	399	—	399	Goldman Sachs International
Banc of America Commercial Mortgage Trust	08/29/19	1.250%(M)		266	*	295	—	295	Goldman Sachs International
Bardin Hill Loan Advisors	08/28/19	1.000%(M)		801	*	25	—	25	Goldman Sachs International
Barings CLO Ltd.	08/28/19	1.000%(M)	EUR	1,412	*	43	—	43	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Bear Stearns Asset Backed Securities	08/28/19	1.250%(M)		2,598	*	$ 90	$—	$ 90	Goldman Sachs International
Bear Stearns Asset Backed Securities	08/28/19	1.250%(M)		1,406	*	49	—	49	Goldman Sachs International
BlackRock CLO	08/28/19	0.500%(M)		1,728	*	27	—	27	Goldman Sachs International
Carlyle CLO Ltd.	08/28/19	0.500%(M)		825	*	13	—	13	Goldman Sachs International
Citigroup Commercial Mortgage Trust	08/29/19	1.250%(M)		389	*	431	—	431	Goldman Sachs International
Citigroup Mortgage Loan Trust	08/28/19	1.250%(M)		1,335	*	46	—	46	Goldman Sachs International
COMM Mortgage Trust	08/29/19	1.250%(M)		1,272	4.547%	1,411	—	1,411	Goldman Sachs International
COMM Mortgage Trust	08/29/19	1.250%(M)		1,056	19.418%	1,171	—	1,171	Goldman Sachs International
COMM Mortgage Trust	08/29/19	1.250%(M)		962	*	1,067	—	1,067	Goldman Sachs International
COMM Mortgage Trust	08/29/19	1.250%(M)		758	*	841	—	841	Goldman Sachs International
COMM Mortgage Trust	08/29/19	1.250%(M)		684	*	759	—	759	Goldman Sachs International
COMM Mortgage Trust	08/29/19	1.250%(M)		473	*	524	—	524	Goldman Sachs International
Commerzbank CLO	08/28/19	1.000%(M)	EUR	649	*	20	—	20	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Crosthwaite Park CLO	08/28/19	1.000%(M)	EUR	1,552	*	$ 48	$—	$ 48	Goldman Sachs International
CSAM CLO	08/28/19	0.500%(M)		1,406	*	22	—	22	Goldman Sachs International
CSAM CLO	08/28/19	1.000%(M)		193	*	6	—	6	Goldman Sachs International
Ellington CLO	08/28/19	1.000%(M)		2,433	*	68	—	68	Goldman Sachs International
Equity One Home Equity	08/28/19	1.250%(M)		3,695	*	128	—	128	Goldman Sachs International
Equity One Home Equity	08/28/19	1.250%(M)		971	*	34	—	34	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	08/28/19	1.250%(M)		6,123	*	213	—	213	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	08/28/19	1.250%(M)		4,303	*	149	—	149	Goldman Sachs International
First Franklin Home Equity	08/28/19	1.250%(M)		1,622	*	56	—	56	Goldman Sachs International
GMAC Home Equity	08/28/19	1.250%(M)		646	*	22	—	22	Goldman Sachs International
GMAC Home Equity	08/28/19	1.250%(M)		601	*	21	—	21	Goldman Sachs International
GS Mortgage Securities Trust	08/29/19	1.250%(M)		608	7.461%	674	—	674	Goldman Sachs International
GS Mortgage Securities Trust	08/29/19	1.250%(M)		593	6.718%	658	—	658	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
GSR Mortgage Loan Trust	08/28/19	1.250%(M)		1,052	*	$ 37	$—	$ 37	Goldman Sachs International
HPS Investment Partners LLC	08/28/19	0.500%(M)	EUR	461	*	7	—	7	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	08/29/19	1.250%(M)		1,678	*	1,862	—	1,862	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	08/29/19	1.250%(M)		1,083	*	1,201	—	1,201	Goldman Sachs International
JPMorgan Chase Commercial Mortgage Securities	08/29/19	1.250%(M)		623	*	691	—	691	Goldman Sachs International
JPMorgan Chase Commercial Mortgage Securities	08/29/19	1.250%(M)		217	*	240	—	240	Goldman Sachs International
Lehman Home Equity	08/28/19	1.250%(M)		524	*	18	—	18	Goldman Sachs International
Morgan Stanley BAML Trust	08/29/19	1.250%(M)		716	*	794	—	794	Goldman Sachs International
Morgan Stanley BAML Trust	08/29/19	1.250%(M)		379	6.941%	420	—	420	Goldman Sachs International
Morgan Stanley Capital I Trust	08/29/19	1.250%(M)		1,110	*	1,231	—	1,231	Goldman Sachs International
Morgan Stanley Home Equity	08/28/19	1.250%(M)		558	*	19	—	19	Goldman Sachs International
Oak Hill CLO	08/28/19	1.000%(M)		1,541	*	47	—	47	Goldman Sachs International
Oaktree CLO	08/28/19	0.500%(M)		302	*	5	—	5	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
PineBridge CLO	08/28/19	0.500%(M)	330	*	$ 5	$—	$ 5	Goldman Sachs International
Structured Agency Credit Risk	08/28/19	1.250%(M)	2,500	*	87	—	87	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	08/29/19	1.250%(M)	2,082	*	2,310	—	2,310	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	08/29/19	1.250%(M)	384	*	426	—	426	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	08/29/19	1.250%(M)	381	*	423	—	423	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	08/29/19	1.250%(M)	315	4.670%	349	—	349	Goldman Sachs International
					$19,561	$—	$19,561

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	2,000	$ 5,773	$ 103,472	$ (97,699)	Barclays Bank PLC
Bank of China Ltd.	06/20/21	1.000%(Q)		1,900	(31,941)	16,013	(47,954)	Deutsche Bank AG
Central Bank of Tunisia	12/20/22	1.000%(Q)		700	52,342	48,827	3,515	Barclays Bank PLC
China Development Bank Corp.	06/20/21	1.000%(Q)		1,900	(31,469)	10,112	(41,581)	Deutsche Bank AG
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	2,640	313,458	521,171	(207,713)	Deutsche Bank AG
Hellenic Republic	06/20/23	1.000%(Q)		1,400	35,583	108,195	(72,612)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)		3,200	(99,208)	(63,302)	(35,906)	Bank of America, N.A.
Petroleos Mexicanos	06/20/20	1.000%(Q)		5,450	26,603	24,387	2,216	Citibank, N.A.
Petroleos Mexicanos	06/20/20	1.000%(Q)		2,690	13,131	11,846	1,285	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)		1,960	279,445	450,947	(171,502)	Barclays Bank PLC

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Republic of Argentina	06/20/24	5.000%(Q)		1,960	$ 279,445	$ 441,790	$ (162,345)	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)		14,270	(4,249)	158,574	(162,823)	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	EUR	12,700	39,696	101,000	(61,304)	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)	EUR	10,455	32,678	114,823	(82,145)	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)		3,700	(1,102)	46,181	(47,283)	Citibank, N.A.
Republic of Italy	06/20/28	1.000%(Q)	EUR	5,145	254,791	282,140	(27,349)	Barclays Bank PLC
					$1,164,976	$2,376,176	$(1,211,200)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Arab Republic of Egypt	06/20/20	1.000%(Q)	1,000	1.655%	$ (4,623)	$ (16,905)	$ 12,282	Deutsche Bank AG
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	3,000	3.657%	(305,564)	(509,073)	203,509	Deutsche Bank AG
Federation of Malaysia	12/20/19	1.000%(Q)	2,000	0.074%	9,578	7,894	1,684	Barclays Bank PLC
Federation of Malaysia	12/20/19	1.000%(Q)	2,000	0.074%	9,578	7,664	1,914	HSBC Bank USA, N.A.
Generalitat de Cataluna	12/20/22	1.000%(Q)	2,960	2.477%	(132,486)	(392,517)	260,031	Citibank, N.A.
Government of Jamaica	12/20/19	1.000%(Q)	1,000	2.715%	(5,500)	(2,109)	(3,391)	Credit Suisse International
Hellenic Republic	06/20/22	1.000%(Q)	410	1.610%	(6,442)	(61,748)	55,306	Citibank, N.A.
Hellenic Republic	06/20/22	1.000%(Q)	200	1.610%	(3,142)	(30,974)	27,832	Goldman Sachs International
Hellenic Republic	12/20/22	1.000%(Q)	500	1.846%	(12,994)	(44,089)	31,095	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	1,400	2.020%	(50,217)	(134,975)	84,758	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	300	2.020%	(10,761)	(26,472)	15,711	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	1,000	2.359%	(59,141)	(199,075)	139,934	Barclays Bank PLC
Kingdom of Belgium	03/20/20	1.000%(Q)	3,000	0.017%	22,399	(8,715)	31,114	JPMorgan Chase Bank, N.A.
Kingdom of Belgium	12/20/24	1.000%(Q)	3,500	0.222%	144,555	19,385	125,170	HSBC Bank USA, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Kingdom of Belgium	06/20/26	1.000%(Q)	4,000	0.279%	$ 191,539	$ 96,340	$ 95,199	Barclays Bank PLC
Kingdom of Denmark	06/20/26	0.250%(Q)	1,000	0.174%	5,228	(15,669)	20,897	Goldman Sachs International
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)	1,900	0.350%	31,277	(32,912)	64,189	Barclays Bank PLC
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)	3,000	0.397%	54,586	43,425	11,161	HSBC Bank USA, N.A.
Kingdom of Spain	09/20/20	1.000%(Q)	2,500	0.132%	27,654	668	26,986	Barclays Bank PLC
Kingdom of Spain	06/20/21	1.000%(Q)	700	0.119%	12,358	(6,250)	18,608	Deutsche Bank AG
Kingdom of Spain	09/20/21	1.000%(Q)	1,500	0.136%	29,159	15,269	13,890	HSBC Bank USA, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	42,665	0.327%	1,130,849	409,535	721,314	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	3,200	0.327%	84,817	43,729	41,088	Bank of America, N.A.
Kingdom of Spain	06/20/24	1.000%(Q)	700	0.271%	24,766	(23,381)	48,147	Deutsche Bank AG
Kingdom of Sweden	06/20/26	0.250%(Q)	1,000	0.162%	6,024	(14,812)	20,836	Goldman Sachs International
Kingdom of Thailand	12/20/21	1.000%(Q)	2,100	0.151%	44,461	2,560	41,901	Barclays Bank PLC
Oriental Republic of Uruguay	06/20/20	1.000%(Q)	4,250	0.919%	7,998	(18,652)	26,650	Citibank, N.A.
People’s Republic of China	12/20/19	1.000%(Q)	2,000	0.066%	9,640	9,754	(114)	Citibank, N.A.
People’s Republic of China	12/20/19	1.000%(Q)	1,000	0.066%	4,820	4,877	(57)	HSBC Bank USA, N.A.
People’s Republic of China	06/20/21	1.000%(Q)	4,000	0.135%	69,435	(37,316)	106,751	Deutsche Bank AG
People’s Republic of China	12/20/21	1.000%(Q)	1,600	0.177%	32,881	(4,448)	37,329	Citibank, N.A.
People’s Republic of China	12/20/21	1.000%(Q)	1,500	0.177%	30,826	(3,595)	34,421	Barclays Bank PLC
People’s Republic of China	03/20/22	1.000%(Q)	2,000	0.192%	44,215	(18,957)	63,172	Goldman Sachs International
People’s Republic of China	03/20/22	1.000%(Q)	1,000	0.192%	22,107	(14,836)	36,943	Deutsche Bank AG

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	09/20/21	1.000%(Q)	2,500	2.628%	$ (80,703)	$ (58,520)	$ (22,183)	Goldman Sachs International
Republic of Argentina	06/20/24	1.000%(Q)	1,960	9.355%	(555,742)	(638,842)	83,100	Barclays Bank PLC
Republic of Argentina	06/20/24	1.000%(Q)	1,960	9.355%	(555,743)	(629,786)	74,043	Barclays Bank PLC
Republic of Chile	12/20/21	1.000%(Q)	2,500	0.156%	52,693	2,454	50,239	Deutsche Bank AG
Republic of Colombia	12/20/21	1.000%(Q)	2,000	0.414%	29,853	(34,877)	64,730	HSBC Bank USA, N.A.
Republic of Colombia	06/20/23	1.000%(Q)	5,000	0.625%	76,154	3,200	72,954	Deutsche Bank AG
Republic of Colombia	12/20/26	1.000%(Q)	1,000	1.304%	(19,190)	(86,265)	67,075	Citibank, N.A.
Republic of France	12/20/19	0.250%(Q)	7,000	0.023%	8,272	(51,443)	59,715	HSBC Bank USA, N.A.
Republic of France	12/20/19	0.250%(Q)	2,500	0.023%	2,954	(7,251)	10,205	Goldman Sachs International
Republic of France	03/20/20	0.250%(Q)	3,000	0.014%	5,414	(113,402)	118,816	JPMorgan Chase Bank, N.A.
Republic of Hungary	06/20/22	1.000%(Q)	3,550	0.427%	61,634	(19,447)	81,081	Citibank, N.A.
Republic of Indonesia	06/20/23	1.000%(Q)	13,885	0.613%	217,466	(77,796)	295,262	Citibank, N.A.
Republic of Ireland	06/20/21	1.000%(Q)	700	0.078%	12,909	2,519	10,390	Deutsche Bank AG
Republic of Ireland	06/20/23	1.000%(Q)	4,080	0.229%	123,459	43,475	79,984	Goldman Sachs International
Republic of Ireland	06/20/24	1.000%(Q)	4,000	0.298%	136,466	79,279	57,187	JPMorgan Chase Bank, N.A.
Republic of Ireland	06/20/24	1.000%(Q)	700	0.234%	26,043	(8,199)	34,242	Deutsche Bank AG
Republic of Ireland	12/20/26	1.000%(Q)	3,100	0.405%	130,350	(2,496)	132,846	JPMorgan Chase Bank, N.A.
Republic of Ireland	12/20/26	1.000%(Q)	2,000	0.405%	84,097	4,821	79,276	Goldman Sachs International
Republic of Ireland	06/20/27	1.000%(Q)	2,800	0.426%	120,470	67,235	53,235	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/20	1.000%(Q)	6,000	0.561%	30,390	(9,803)	40,193	HSBC Bank USA, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Italy	09/20/20	1.000%(Q)	1,500	0.703%	$ 6,802	$ (9,670)	$ 16,472	Barclays Bank PLC
Republic of Italy	03/20/22	1.000%(Q)	3,000	1.149%	(7,901)	(93,543)	85,642	Goldman Sachs International
Republic of Italy	03/20/22	1.000%(Q)	3,000	1.149%	(7,901)	(93,471)	85,570	JPMorgan Chase Bank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	18,300	1.445%	(276,450)	(933,013)	656,563	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	15,000	1.445%	(226,598)	(303,797)	77,199	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)	14,270	1.445%	(215,570)	(670,615)	455,045	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	13,405	1.445%	(202,503)	(490,786)	288,283	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/23	1.000%(Q)	4,000	1.445%	(60,426)	—	(60,426)	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/23	1.000%(Q)	3,700	1.445%	(55,895)	(179,344)	123,449	Citibank, N.A.
Republic of Italy	06/20/24	1.000%(Q)	900	1.199%	(7,117)	(46,821)	39,704	Deutsche Bank AG
Republic of Italy	06/20/26	1.000%(Q)	5,000	1.916%	(269,333)	(349,682)	80,349	BNP Paribas S.A.
Republic of Italy	12/20/26	1.000%(Q)	400	1.949%	(23,652)	(34,901)	11,249	HSBC Bank USA, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	7,695	0.512%	150,138	—	150,138	Citibank, N.A.
Republic of Korea	09/20/19	1.000%(Q)	3,950	0.083%	9,709	4,690	5,019	Citibank, N.A.
Republic of Panama	12/20/20	1.000%(Q)	5,500	0.109%	74,307	(158,417)	232,724	JPMorgan Chase Bank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	5,000	0.236%	114,073	37,796	76,277	Citibank, N.A.
Republic of Peru	03/20/22	1.000%(Q)	3,000	0.169%	68,185	(91,311)	159,496	Barclays Bank PLC
Republic of Philippines	09/20/20	1.000%(Q)	1,700	0.129%	18,855	(6,034)	24,889	JPMorgan Chase Bank, N.A.
Republic of Philippines	12/20/20	1.000%(Q)	750	0.150%	9,697	(32)	9,729	Deutsche Bank AG
Republic of Philippines	09/20/21	1.000%(Q)	1,000	0.206%	17,948	(13,229)	31,177	HSBC Bank USA, N.A.
Republic of Philippines	03/20/22	1.000%(Q)	1,000	0.249%	20,612	(14,836)	35,448	Deutsche Bank AG

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Portugal	09/20/20	1.000%(Q)	1,500	0.109%	$ 16,988	$ (39,137)	$ 56,125	Goldman Sachs International
Republic of Portugal	06/20/21	1.000%(Q)	700	0.125%	12,281	(36,425)	48,706	Deutsche Bank AG
Republic of Portugal	06/20/23	1.000%(Q)	29,930	0.315%	807,269	(98,672)	905,941	Goldman Sachs International
Republic of Portugal	12/20/23	1.000%(Q)	4,130	0.370%	114,875	(1,744)	116,619	Morgan Stanley & Co. International PLC
Republic of Portugal	12/20/23	1.000%(Q)	1,000	0.370%	27,815	—	27,815	BNP Paribas S.A.
Republic of Portugal	06/20/24	1.000%(Q)	400	0.297%	13,655	(36,629)	50,284	Deutsche Bank AG
Republic of Serbia	06/20/21	1.000%(Q)	2,000	0.328%	27,460	24,293	3,167	BNP Paribas S.A.
Republic of Slovenia	06/20/24	1.000%(Q)	900	0.776%	10,425	(64,198)	74,623	HSBC Bank USA, N.A.
Republic of South Africa	06/20/23	1.000%(Q)	5,000	1.450%	(77,141)	(111,002)	33,861	Deutsche Bank AG
Republic of South Africa	12/20/23	1.000%(Q)	3,000	1.609%	(71,677)	(150,611)	78,934	Bank of America, N.A.
Republic of Turkey	03/20/20	1.000%(Q)	2,000	1.680%	(6,322)	(45,862)	39,540	JPMorgan Chase Bank, N.A.
Republic of Turkey	06/20/23	1.000%(Q)	5,510	3.357%	(450,724)	(681,849)	231,125	BNP Paribas S.A.
Republic of Turkey	06/20/23	1.000%(Q)	2,760	3.357%	(225,771)	(331,810)	106,039	BNP Paribas S.A.
Republic of Uruguay	06/20/21	1.000%(Q)	400	1.270%	(1,529)	(4,596)	3,067	Citibank, N.A.
Republic of Uruguay	12/20/21	1.000%(Q)	1,500	1.386%	(11,680)	(18,275)	6,595	Citibank, N.A.
Russian Federation	12/20/21	1.000%(Q)	8,525	0.585%	92,952	(417,735)	510,687	Barclays Bank PLC
Russian Federation	12/20/21	1.000%(Q)	3,000	0.585%	32,710	(151,854)	184,564	Barclays Bank PLC
Russian Federation	12/20/22	1.000%(Q)	7,350	0.735%	72,555	(15,674)	88,229	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q)	7,000	0.803%	59,767	(104,418)	164,185	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Russian Federation	06/20/23	1.000%(Q)	4,000	0.803%	$ 34,153	$ (71,459)	$ 105,612	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	1,640	0.803%	14,003	(28,906)	42,909	BNP Paribas S.A.
Russian Federation	12/20/26	1.000%(Q)	1,200	1.363%	(27,640)	(124,509)	96,869	Barclays Bank PLC
State of Illinois	12/20/22	1.000%(Q)	2,725	1.383%	(29,954)	(98,381)	68,427	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	2,800	1.851%	(109,345)	(181,458)	72,113	Goldman Sachs International
State of Illinois	06/20/28	1.000%(Q)	1,000	2.423%	(95,223)	(110,495)	15,272	Citibank, N.A.
					$ 734,008	$(8,839,946)	$9,573,954

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.EM.31.V1	06/20/24	1.000%(Q)	34,020	$1,488,715	$869,178	$(619,537)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.32.V2	06/20/24	5.000%(Q)	57,910	3.235%	$3,926,040	$4,667,872	$741,832

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.27.V2	06/20/22	1.000%(Q)	10,670	1.150%	$ (31,933)	$(401,250)	$369,317	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	5,000	*	106,609	(28,056)	134,665	JPMorgan Securities LLC
					$ 74,676	$(429,306)	$503,982

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Currency swap agreements outstanding at July 31, 2019:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR	50,000,000	8.220%(S)	3,454	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$387,362	$—	$387,362
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Inflation swap agreements outstanding at July 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	14,000	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$ —	$(380,738)	$(380,738)
EUR	14,000	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	317,711	317,711
GBP	2,290	07/15/28	3.360%(T)	U.K. Retail Price Index(2)(T)	—	(108,624)	(108,624)
GBP	3,200	11/15/28	3.585%(T)	U.K. Retail Price Index(2)(T)	—	(33,081)	(33,081)
GBP	1,460	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	(4,364)	(21,879)	(17,515)
GBP	615	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	(3,107)	(3,107)
GBP	724	11/15/48	3.550%(T)	U.K. Retail Price Index(1)(T)	—	(63,352)	(63,352)
GBP	300	08/15/57	3.363%(T)	U.K. Retail Price Index(1)(T)	—	(22,003)	(22,003)
GBP	200	07/15/68	3.243%(T)	U.K. Retail Price Index(1)(T)	—	5,562	5,562
					$(4,364)	$(309,511)	$(305,147)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at July 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,240	10/27/21	2.173%(S)	6 Month BBSW(2)(S)	$ (230)	$ 42,352	$ 42,582
AUD	4,000	09/21/22	3.830%(S)	6 Month BBSW(2)(S)	(72,198)	262,074	334,272

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
AUD	7,580	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	$ —	$ 209,842	$ 209,842
AUD	1,000	05/02/26	2.650%(S)	6 Month BBSW(2)(S)	120	67,134	67,014
AUD	2,700	06/06/27	2.661%(S)	6 Month BBSW(2)(S)	—	197,847	197,847
AUD	5,300	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	411,004	453,320	42,316
AUD	5,835	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	—	739,206	739,206
AUD	1,600	07/28/32	3.137%(S)	6 Month BBSW(2)(S)	—	203,868	203,868
AUD	2,000	12/19/32	4.423%(S)	6 Month BBSW(2)(S)	(5,183)	476,536	481,719
AUD	10,000	07/10/33	2.987%(S)	6 Month BBSW(2)(S)	156,993	1,189,486	1,032,493
BRL	26,379	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	1,496,856	1,496,856
BRL	25,280	01/02/25	9.560%(T)	1 Day BROIS(2)(T)	—	1,494,741	1,494,741
BRL	31,910	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	2,283,451	2,283,451
BRL	7,002	01/02/25	9.985%(T)	1 Day BROIS(2)(T)	—	549,817	549,817
BRL	30,470	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	2,677,680	2,677,680
BRL	6,247	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	663,285	663,285
CAD	28,155	01/09/20	1.716%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(66,076)	(27,529)	38,547
CAD	3,550	03/07/21	0.983%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	124	(48,749)	(48,873)
CAD	23,700	08/17/22	2.370%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(249,113)	308,192	557,305

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	1,500	04/22/26	1.670%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	$ 127	$ (13,282)	$ (13,409)
CAD	3,070	06/25/30	2.651%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	83,226	162,480	79,254
CAD	4,325	03/26/33	2.718%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(92)	276,413	276,505
CAD	1,500	05/30/37	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(41)	20,002	20,043
CAD	4,345	01/09/38	2.720%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(37,095)	304,670	341,765
CAD	2,500	12/03/38	2.800%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	109,547	204,955	95,408
CAD	450	12/03/48	2.800%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	(24,480)	(53,216)	(28,736)
CHF	2,400	10/21/21	(0.522)%(A)	6 Month CHF LIBOR(2)(S)	162	11,459	11,297
CHF	14,500	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	71,638	976,028	904,390
CHF	800	10/17/31	0.033%(A)	6 Month CHF LIBOR(2)(S)	163	25,908	25,745
CHF	700	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	—	85,641	85,641
CLP	3,010,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)	—	87,464	87,464
CNH	50,870	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	53	44,872	44,819

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	33,000	03/18/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$ 34	$ 28,699	$ 28,665
CNH	43,200	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	50	29,821	29,771
CNH	23,500	06/19/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	28	11,507	11,479
CNH	125,090	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	149	61,564	61,415
CNH	28,500	07/01/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(52)	13,004	13,056
COP	25,830,000	07/19/28	6.150%(Q)	1 Day COOIS(2)(Q)	—	614,709	614,709
COP	6,310,000	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	3,948	156,124	152,176
COP	13,388,000	11/28/28	6.380%(Q)	1 Day COOIS(2)(Q)	—	399,878	399,878
CZK	1,453,420	05/31/20	2.138%(A)	3 Month PRIBOR(1)(Q)	—	(3,301)	(3,301)
CZK	500,000	03/14/21	2.143%(A)	6 Month PRIBOR(2)(S)	—	65,991	65,991
CZK	213,000	04/27/22	0.925%(A)	6 Month PRIBOR(2)(S)	—	(245,552)	(245,552)
CZK	193,410	06/29/22	0.895%(A)	6 Month PRIBOR(2)(S)	—	(224,840)	(224,840)
CZK	250,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	—	(19,320)	(19,320)
CZK	427,500	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	(429,209)	(429,209)
CZK	205,715	03/14/24	1.950%(A)	6 Month PRIBOR(1)(S)	—	(131,826)	(131,826)
CZK	508,480	06/20/24	1.623%(A)	6 Month PRIBOR(1)(S)	—	(8,530)	(8,530)
CZK	108,675	04/27/27	1.300%(A)	6 Month PRIBOR(1)(S)	—	73,474	73,474
CZK	155,500	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	139,131	165,171	26,040
DKK	15,000	01/27/20	0.385%(A)	6 Month CIBOR(2)(S)	30	11,802	11,772

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
DKK	20,900	10/17/21	0.185%(A)	6 Month CIBOR(2)(S)	$ (59,047)	$ 41,506	$ 100,553
DKK	13,600	05/04/25	0.825%(A)	6 Month CIBOR(2)(S)	38	123,947	123,909
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)	28	40,220	40,192
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)	23	11,740	11,717
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	—	186,461	186,461
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)	—	23,129	23,129
EUR	26,226	09/08/19	(0.195)%(A)	6 Month EURIBOR(2)(S)	—	(21,738)	(21,738)
EUR	1,000	05/29/20	0.373%(A)	6 Month EURIBOR(2)(S)	171	7,946	7,775
EUR	610	07/02/21	0.994%(A)	6 Month EURIBOR(2)(S)	170	19,438	19,268
EUR	700	08/14/21	0.841%(A)	3 Month EURIBOR(2)(Q)	172	28,573	28,401
EUR	650	03/02/22	0.072%(A)	6 Month EURIBOR(2)(S)	(63,289)	10,550	73,839
EUR	8,200	06/29/22	0.219%(A)	6 Month EURIBOR(1)(S)	—	(178,332)	(178,332)
EUR	21,000	09/08/22	0.140%(A)	6 Month EURIBOR(1)(S)	—	(466,541)	(466,541)
EUR	1,000	06/04/29	2.002%(A)	6 Month EURIBOR(2)(S)	177	226,893	226,716
EUR	1,360	11/11/29	1.453%(A)	6 Month EURIBOR(2)(S)	174	241,683	241,509
EUR	1,800	01/14/30	1.022%(A)	6 Month EURIBOR(2)(S)	180	220,612	220,432
EUR	2,000	03/02/31	0.825%(A)	6 Month EURIBOR(2)(S)	(76,215)	196,048	272,263
EUR	700	04/07/31	0.819%(A)	6 Month EURIBOR(2)(S)	178	67,112	66,934
EUR	450	05/03/31	1.048%(A)	6 Month EURIBOR(2)(S)	179	56,671	56,492
EUR	1,500	07/04/31	0.672%(A)	6 Month EURIBOR(2)(S)	181	110,006	109,825
EUR	570	08/02/31	0.584%(A)	6 Month EURIBOR(2)(S)	174	38,930	38,756

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	1,500	08/26/31	0.562%(A)	6 Month EURIBOR(2)(S)	$ 184	$ 96,133	$ 95,949
EUR	700	09/09/31	0.558%(A)	6 Month EURIBOR(2)(S)	176	44,133	43,957
EUR	1,700	12/14/31	1.217%(A)	6 Month EURIBOR(2)(S)	176	265,013	264,837
EUR	1,850	12/19/31	1.160%(A)	6 Month EURIBOR(2)(S)	565	272,545	271,980
EUR	2,300	12/19/31	1.161%(A)	6 Month EURIBOR(2)(S)	(14,197)	339,176	353,373
EUR	2,600	12/27/31	1.082%(A)	6 Month EURIBOR(2)(S)	13,245	353,176	339,931
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)	220	956,727	956,507
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)	1,893	686,355	684,462
EUR	1,400	04/04/32	1.145%(A)	6 Month EURIBOR(2)(S)	—	199,777	199,777
EUR	2,000	04/10/32	1.105%(A)	6 Month EURIBOR(2)(S)	—	273,397	273,397
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)	(105,096)	559,079	664,175
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(68,585)	609,919	678,504
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	530,456	530,456
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(419,212)	1,715,980	2,135,192
EUR	3,135	12/28/35	1.559%(A)	6 Month EURIBOR(2)(S)	48,090	727,799	679,709
EUR	700	06/02/36	1.072%(A)	6 Month EURIBOR(2)(S)	179	94,460	94,281
EUR	600	09/26/36	0.749%(A)	6 Month EURIBOR(2)(S)	177	47,530	47,353
EUR	600	09/28/36	0.729%(A)	6 Month EURIBOR(2)(S)	178	45,069	44,891
EUR	1,000	11/02/36	0.958%(A)	6 Month EURIBOR(2)(S)	180	119,785	119,605
EUR	1,500	02/02/37	1.355%(A)	6 Month EURIBOR(2)(S)	188	296,617	296,429
EUR	3,190	05/11/42	1.350%(A)	6 Month EURIBOR(2)(S)	(188,099)	693,369	881,468

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)	$ (143,527)	$ 158,111	$ 301,638
EUR	1,000	03/30/46	1.058%(A)	6 Month EURIBOR(2)(S)	(5,530)	159,909	165,439
EUR	9,135	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	685,553	2,734,227	2,048,674
GBP	850	08/04/19	0.109%(A)	1 Day SONIA(1)(A)	199	6,177	5,978
GBP	1,500	03/02/20	0.338%(A)	1 Day SONIA(1)(A)	—	5,852	5,852
GBP	510	06/30/21	2.469%(S)	6 Month GBP LIBOR(2)(S)	203	21,978	21,775
GBP	12,450	12/07/27	1.110%(A)	1 Day SONIA(1)(A)	—	(710,166)	(710,166)
GBP	970	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(9,592)	(57,426)	(47,834)
GBP	4,680	05/08/34	1.300%(S)	6 Month GBP LIBOR(2)(S)	(209,403)	268,375	477,778
GBP	9,200	03/09/46	1.648%(S)	6 Month GBP LIBOR(2)(S)	(209,582)	1,607,661	1,817,243
GBP	740	05/08/49	1.400%(S)	6 Month GBP LIBOR(2)(S)	(39,399)	80,582	119,981
HKD	151,850	03/13/21	2.138%(Q)	3 Month HIBOR(2)(Q)	—	43,331	43,331
HKD	171,690	03/13/21	2.145%(Q)	3 Month HIBOR(2)(Q)	—	51,839	51,839
HKD	100,000	04/01/21	1.850%(Q)	3 Month HIBOR(2)(Q)	(31)	(27,194)	(27,163)
HUF	11,800,000	06/21/20	1.400%(A)	3 Month BUBOR(2)(Q)	—	434,977	434,977
HUF	2,698,000	07/02/20	1.065%(A)	6 Month BUBOR(2)(S)	(4,845)	65,136	69,981
HUF	370,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	16,300	94,821	78,521
HUF	1,667,000	12/23/26	3.755%(A)	6 Month BUBOR(2)(S)	41	615,978	615,937
HUF	6,237,270	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	1,852,122	1,852,122
HUF	1,677,900	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	74,959	74,959
JPY	19,585,210	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(205,905)	(205,905)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	4,887,930	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	$ —	$ (47,755)	$ (47,755)
JPY	32,800	07/04/21	(0.156)%(S)	6 Month JPY LIBOR(2)(S)	(15,013)	(401)	14,612
JPY	4,595,280	12/03/23	0.050%(S)	6 Month JPY LIBOR(1)(S)	(39,626)	(286,147)	(246,521)
JPY	3,276,010	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(53,955)	361,999	415,954
JPY	135,000	02/20/29	1.260%(S)	6 Month JPY LIBOR(2)(S)	49,802	157,246	107,444
JPY	50,000	04/02/29	1.288%(S)	6 Month JPY LIBOR(2)(S)	5	59,342	59,337
JPY	100,000	08/18/29	1.070%(S)	6 Month JPY LIBOR(2)(S)	10	102,503	102,493
JPY	100,000	08/28/29	1.043%(S)	6 Month JPY LIBOR(2)(S)	10	99,693	99,683
JPY	200,000	09/09/29	1.061%(S)	6 Month JPY LIBOR(2)(S)	(1,275)	203,044	204,319
JPY	655,000	09/29/29	1.064%(S)	6 Month JPY LIBOR(2)(S)	411,209	665,124	253,915
JPY	200,000	04/01/31	0.319%(S)	6 Month JPY LIBOR(2)(S)	25	57,115	57,090
JPY	215,000	05/06/31	0.354%(S)	6 Month JPY LIBOR(2)(S)	28	68,940	68,912
JPY	150,000	07/07/31	0.071%(S)	6 Month JPY LIBOR(2)(S)	15	202	187
JPY	256,500	08/15/31	0.223%(S)	6 Month JPY LIBOR(2)(S)	25	45,092	45,067
JPY	130,000	08/30/31	0.217%(S)	6 Month JPY LIBOR(2)(S)	13	21,797	21,784
JPY	120,000	09/08/31	0.316%(S)	6 Month JPY LIBOR(2)(S)	12	33,739	33,727
JPY	190,000	09/21/31	0.328%(S)	6 Month JPY LIBOR(2)(S)	27	55,618	55,591
JPY	350,000	10/14/31	0.270%(S)	6 Month JPY LIBOR(2)(S)	47	78,114	78,067
JPY	200,000	04/06/32	0.484%(S)	6 Month JPY LIBOR(2)(S)	—	94,624	94,624
JPY	159,520	04/07/32	0.491%(S)	6 Month JPY LIBOR(2)(S)	—	76,842	76,842
JPY	140,000	06/07/32	0.451%(S)	6 Month JPY LIBOR(2)(S)	—	59,618	59,618

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	71,000	09/21/32	0.463%(S)	6 Month JPY LIBOR(2)(S)	$ —	$ 31,819	$ 31,819
JPY	160,000	11/14/32	2.390%(S)	6 Month JPY LIBOR(2)(S)	(26,599)	327,138	353,737
JPY	180,000	11/05/34	1.293%(S)	6 Month JPY LIBOR(2)(S)	85,259	290,925	205,666
JPY	70,000	12/03/34	1.265%(S)	6 Month JPY LIBOR(2)(S)	9	110,058	110,049
JPY	260,000	01/07/35	1.108%(S)	6 Month JPY LIBOR(2)(S)	31	349,195	349,164
JPY	50,000	01/22/35	0.950%(S)	6 Month JPY LIBOR(2)(S)	7	55,775	55,768
JPY	120,000	02/12/35	1.161%(S)	6 Month JPY LIBOR(2)(S)	15	176,105	176,090
JPY	320,000	02/24/35	1.200%(S)	6 Month JPY LIBOR(2)(S)	40	487,317	487,277
JPY	160,000	03/03/35	1.153%(S)	6 Month JPY LIBOR(2)(S)	20	232,234	232,214
JPY	90,000	02/04/36	0.816%(S)	6 Month JPY LIBOR(2)(S)	11	88,413	88,402
JPY	65,000	05/16/36	0.446%(S)	6 Month JPY LIBOR(2)(S)	9	24,802	24,793
JPY	110,000	05/27/36	0.460%(S)	6 Month JPY LIBOR(2)(S)	18	44,116	44,098
JPY	60,000	07/22/36	0.240%(S)	6 Month JPY LIBOR(2)(S)	11	2,950	2,939
JPY	300,000	10/04/36	0.363%(S)	6 Month JPY LIBOR(2)(S)	42	73,665	73,623
JPY	150,000	11/02/36	0.423%(S)	6 Month JPY LIBOR(2)(S)	21	50,736	50,715
JPY	400,000	12/14/36	0.723%(S)	6 Month JPY LIBOR(2)(S)	49	325,883	325,834
JPY	150,000	12/22/36	0.641%(S)	6 Month JPY LIBOR(2)(S)	19	102,404	102,385
JPY	250,000	01/06/37	0.675%(S)	6 Month JPY LIBOR(2)(S)	30	183,927	183,897
JPY	275,500	02/15/37	0.729%(S)	6 Month JPY LIBOR(2)(S)	34	233,898	233,864
JPY	130,000	02/23/37	0.748%(S)	6 Month JPY LIBOR(2)(S)	17	114,353	114,336
JPY	100,000	03/02/37	0.686%(S)	6 Month JPY LIBOR(2)(S)	—	77,602	77,602

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	273,000	03/09/37	0.701%(S)	6 Month JPY LIBOR(2)(S)	$ 15,040	$ 218,356	$ 203,316
JPY	200,000	03/29/37	0.684%(S)	6 Month JPY LIBOR(2)(S)	—	153,580	153,580
JPY	94,310	05/08/37	0.623%(S)	6 Month JPY LIBOR(2)(S)	—	62,188	62,188
JPY	200,000	05/15/37	0.688%(S)	6 Month JPY LIBOR(2)(S)	—	153,388	153,388
JPY	150,000	06/02/37	0.640%(S)	6 Month JPY LIBOR(2)(S)	—	102,658	102,658
JPY	80,000	06/19/37	0.625%(S)	6 Month JPY LIBOR(2)(S)	—	52,586	52,586
JPY	82,000	06/21/37	0.628%(S)	6 Month JPY LIBOR(2)(S)	—	54,225	54,225
JPY	125,000	06/30/37	0.629%(S)	6 Month JPY LIBOR(2)(S)	—	82,774	82,774
JPY	105,000	07/04/37	0.659%(S)	6 Month JPY LIBOR(2)(S)	—	74,767	74,767
JPY	285,000	07/26/37	0.676%(S)	6 Month JPY LIBOR(2)(S)	—	211,632	211,632
JPY	117,300	08/02/37	0.683%(S)	6 Month JPY LIBOR(2)(S)	—	91,349	91,349
JPY	160,000	08/09/37	0.679%(S)	6 Month JPY LIBOR(2)(S)	—	123,262	123,262
JPY	500,000	09/04/37	0.663%(S)	6 Month JPY LIBOR(2)(S)	—	372,133	372,133
JPY	175,000	09/27/37	0.670%(S)	6 Month JPY LIBOR(2)(S)	—	131,785	131,785
JPY	300,000	11/02/37	0.734%(S)	6 Month JPY LIBOR(2)(S)	—	256,739	256,739
JPY	350,000	12/04/37	0.730%(S)	6 Month JPY LIBOR(2)(S)	—	295,496	295,496
JPY	900,000	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	155,193	797,266	642,073
JPY	224,000	01/11/38	0.831%(S)	6 Month JPY LIBOR(2)(S)	—	226,596	226,596
JPY	800,000	03/28/38	0.656%(S)	6 Month JPY LIBOR(2)(S)	—	585,270	585,270
JPY	1,000,000	04/04/38	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	767,543	767,543
JPY	675,000	04/06/38	0.655%(S)	6 Month JPY LIBOR(2)(S)	—	487,521	487,521

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	1,815,000	04/18/38	0.675%(S)	6 Month JPY LIBOR(2)(S)	$ (49,290)	$ 1,370,600	$ 1,419,890
JPY	600,000	08/10/38	0.822%(S)	6 Month JPY LIBOR(2)(S)	—	619,539	619,539
JPY	2,430,385	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	615,776	1,497,438	881,662
JPY	969,000	12/03/39	0.650%(S)	6 Month JPY LIBOR(2)(S)	669,542	686,896	17,354
JPY	166,000	05/09/43	0.820%(S)	6 Month JPY LIBOR(2)(S)	—	181,524	181,524
JPY	610,000	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	—	585,555	585,555
JPY	110,291	04/15/46	0.560%(S)	6 Month JPY LIBOR(2)(S)	—	56,859	56,859
JPY	26,000	10/04/47	0.942%(S)	6 Month JPY LIBOR(2)(S)	—	39,196	39,196
JPY	560,000	11/24/47	0.888%(S)	6 Month JPY LIBOR(2)(S)	—	761,032	761,032
KRW	20,090,000	08/16/20	1.915%(Q)	3 Month KWCDC(2)(Q)	—	98,994	98,994
KRW	46,100,000	01/07/21	1.733%(Q)	3 Month KWCDC(2)(Q)	—	218,229	218,229
KRW	8,170,000	08/16/23	2.060%(Q)	3 Month KWCDC(1)(Q)	—	(234,008)	(234,008)
KRW	18,716,700	01/07/24	1.685%(Q)	3 Month KWCDC(1)(Q)	—	(319,321)	(319,321)
KRW	20,447,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	763,039	1,216,962	453,923
MXN	33,500	10/12/27	7.350%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(2,780)	(2,780)
MXN	305,790	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	93,256	921,280	828,024
NOK	29,500	02/23/23	1.350%(A)	6 Month NIBOR(2)(S)	(3,643)	(49,753)	(46,110)
NOK	26,300	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	18,690	83,637	64,947
NOK	6,725	06/23/27	1.825%(A)	6 Month NIBOR(2)(S)	—	4,259	4,259
NOK	20,000	04/18/28	2.215%(A)	6 Month NIBOR(2)(S)	—	88,440	88,440

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NOK	36,000	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	$ —	$ 123,301	$ 123,301
NZD	8,700	05/01/20	3.628%(S)	3 Month BBR(2)(Q)	214,368	123,574	(90,794)
NZD	1,235	10/03/22	2.740%(S)	3 Month BBR(2)(Q)	—	44,319	44,319
NZD	2,830	04/26/23	2.732%(S)	3 Month BBR(2)(Q)	(67,254)	114,595	181,849
NZD	1,750	03/13/24	5.080%(S)	3 Month BBR(2)(Q)	28,107	216,679	188,572
NZD	2,500	03/15/24	3.355%(S)	3 Month BBR(2)(Q)	2,492	171,172	168,680
NZD	1,550	07/04/24	3.100%(S)	3 Month BBR(2)(Q)	—	89,092	89,092
NZD	3,500	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	73,670	321,847	248,177
NZD	5,000	04/18/28	3.193%(S)	3 Month BBR(2)(Q)	—	471,316	471,316
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	—	512,231	512,231
NZD	9,250	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	—	70,803	70,803
PLN	73,670	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	727,566	727,566
PLN	11,000	09/09/23	1.900%(A)	6 Month WIBOR(2)(S)	(435,493)	40,172	475,665
PLN	60,110	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	719,963	719,963
PLN	18,100	04/11/24	2.020%(A)	6 Month WIBOR(2)(S)	27,242	47,113	19,871
PLN	83,750	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	(67,082)	(67,082)
PLN	30,000	03/28/28	2.895%(A)	6 Month WIBOR(2)(S)	—	610,190	610,190
PLN	24,980	06/12/28	3.070%(A)	6 Month WIBOR(1)(S)	—	(595,143)	(595,143)
PLN	3,540	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	—	73,563	73,563
PLN	32,652	11/13/28	2.998%(A)	6 Month WIBOR(1)(S)	—	(878,478)	(878,478)
SEK	20,000	01/20/20	0.485%(A)	3 Month STIBOR(2)(Q)	28	10,904	10,876

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SEK	13,000	09/15/21	(0.003)%(A)	3 Month STIBOR(2)(Q)	$ 26	$ 4,239	$ 4,213
SEK	27,200	12/15/21	0.203%(A)	3 Month STIBOR(2)(Q)	(607)	27,351	27,958
SEK	12,700	04/25/23	0.750%(A)	3 Month STIBOR(2)(Q)	30	44,993	44,963
SEK	38,380	07/11/23	0.458%(A)	3 Month STIBOR(2)(Q)	—	88,018	88,018
SEK	15,550	03/15/24	0.840%(A)	3 Month STIBOR(2)(Q)	—	72,012	72,012
SEK	12,700	08/29/24	1.657%(A)	3 Month STIBOR(2)(Q)	22,804	133,158	110,354
SEK	3,000	11/16/25	1.485%(A)	3 Month STIBOR(2)(Q)	20	30,999	30,979
SEK	6,000	12/09/25	1.505%(A)	3 Month STIBOR(2)(Q)	23	62,581	62,558
SEK	15,000	06/27/26	1.001%(A)	3 Month STIBOR(2)(Q)	33	95,359	95,326
SEK	15,390	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	—	105,250	105,250
SEK	58,000	03/27/28	1.267%(A)	3 Month STIBOR(2)(Q)	—	544,948	544,948
SEK	8,535	07/11/28	1.141%(A)	3 Month STIBOR(2)(Q)	—	67,557	67,557
SEK	33,000	11/28/28	1.188%(A)	3 Month STIBOR(2)(Q)	55,811	302,445	246,634
SEK	40,000	06/20/29	0.550%(A)	3 Month STIBOR(2)(Q)	—	74,409	74,409
SGD	15,540	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	—	(153,297)	(153,297)
SGD	10,240	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	121,331	121,331
SGD	8,330	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	304,899	304,899
SGD	6,000	04/02/29	2.170%(S)	6 Month SIBOR(2)(S)	—	121,149	121,149
	214,220	03/12/20	2.405%(T)	1 Day USOIS(2)(T)	555	584,425	583,870
	112,940	04/25/20	2.328%(A)	1 Day USOIS(2)(A)	(1,830)	327,679	329,509
	49,312	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(17,203)	359,370	376,573

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
81,840	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	$ —	$ (103,869)	$ (103,869)
37,400	07/27/21	—(3)	—(3)	—	964	964
20,575	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(407,388)	(407,388)
137,145	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	4,472	(4,167,042)	(4,171,514)
31,820	11/30/22	2.614%(A)	1 Day USOIS(1)(A)	—	(1,097,636)	(1,097,636)
39,730	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	—	(746,192)	(746,192)
41,965	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(61,081)	(821,607)	(760,526)
9,950	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(202,192)	(202,192)
79,885	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	239,360	(1,630,369)	(1,869,729)
30,545	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	100,339	(632,389)	(732,728)
62,410	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	203,394	(1,507,362)	(1,710,756)
27,885	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	31,281	(1,307,918)	(1,339,199)
22,935	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(1,611,564)	(1,611,564)
95,077	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(64,153)	(6,099,952)	(6,035,799)
11,910	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(830,585)	(830,585)
35,410	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	27,937	(2,523,772)	(2,551,709)
69,779	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	47,715	(4,990,930)	(5,038,645)
1,170	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	46,093	(24,145)	(70,238)
9,325	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(210,896)	(210,896)
79,626	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(566,781)	(3,286,708)	(2,719,927)
24,625	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	(43,922)	(814,300)	(770,378)
33,465	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	1,911	(1,426,638)	(1,428,549)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	87,978	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	$ (229,891)	$ (80,094)	$ 149,797
	13,586	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	138,472	(148,039)	(286,511)
	4,710	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	22,823	(78,282)	(101,105)
	3,045	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(65,883)	(65,883)
	11,425	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(6,540)	(336,459)	(329,919)
	3,560	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	(43,473)	(43,473)
	6,645	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	(19,143)	(183,489)	(164,346)
	6,140	05/21/28	2.421%(S)	3 Month LIBOR(1)(Q)	—	(240,683)	(240,683)
	2,405	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(19,477)	(185,024)	(165,547)
	1,680	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	180	176,265	176,085
	1,160	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(108,217)	(108,217)
	9,755	08/15/44	2.392%(A)	1 Day USOIS(1)(A)	—	(937,876)	(937,876)
	845	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	165	104,993	104,828
	790	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	(67,513)	(67,513)
	735	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(71,586)	(71,586)
ZAR	755,000	02/28/21	7.150%(Q)	3 Month JIBAR(2)(Q)	—	324,018	324,018
ZAR	228,000	06/21/21	7.465%(Q)	3 Month JIBAR(2)(Q)	(979)	210,892	211,871
ZAR	665,000	02/28/24	7.475%(Q)	3 Month JIBAR(1)(Q)	—	(815,208)	(815,208)
ZAR	16,800	05/12/26	8.680%(Q)	3 Month JIBAR(2)(Q)	18	86,152	86,134
ZAR	27,500	06/30/27	8.015%(Q)	3 Month JIBAR(2)(Q)	(155)	56,653	56,808
ZAR	68,200	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	53	243,605	243,552

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	43,090	01/17/28	7.833%(Q)	3 Month JIBAR(2)(Q)	$ —	$ 43,327	$ 43,327
ZAR	35,000	04/16/28	7.655%(Q)	3 Month JIBAR(2)(Q)	(1,219)	2,945	4,164
ZAR	176,800	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	696	411,037	410,341
ZAR	200,000	02/28/29	8.035%(Q)	3 Month JIBAR(2)(Q)	—	305,851	305,851
ZAR	46,800	06/21/29	7.685%(Q)	3 Month JIBAR(2)(Q)	(234)	(17,714)	(17,480)
					$2,118,071	$21,954,298	$19,836,227

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
AED	35,805	02/25/29	3.750%(A)	3 Month EIBOR(2)(Q)	$ 654,582	$ —	$ 654,582	HSBC Bank USA, N.A.
CLP	2,890,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	420,486	—	420,486	Morgan Stanley & Co. International PLC
CLP	94,000	12/19/27	4.370%(S)	1 Day CLOIS(2)(S)	15,562	—	15,562	Morgan Stanley & Co. International PLC
CLP	2,420,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	371,650	—	371,650	Morgan Stanley & Co. International PLC
CLP	842,800	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	130,577	—	130,577	Morgan Stanley & Co. International PLC
CLP	2,168,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	332,098	—	332,098	Morgan Stanley & Co. International PLC
CLP	1,080,000	02/01/28	4.200%(S)	1 Day CLOIS(2)(S)	174,180	—	174,180	Morgan Stanley & Co. International PLC
CLP	1,750,000	03/27/28	4.220%(S)	1 Day CLOIS(2)(S)	283,725	—	283,725	Citibank, N.A.
CLP	2,092,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	348,339	—	348,339	Citibank, N.A.
CNH	52,500	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	106,946	(99)	107,045	UBS AG

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
CNH	10,000	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$ 16,094	$ 3	$ 16,091	Citibank, N.A.
COP	4,351,000	11/01/26	6.590%(Q)	1 Day COOIS(2)(Q)	151,565	—	151,565	Morgan Stanley & Co. International PLC
COP	10,220,000	11/04/26	6.770%(Q)	1 Day COOIS(2)(Q)	391,273	—	391,273	Morgan Stanley & Co. International PLC
COP	13,700,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	275,352	—	275,352	Morgan Stanley & Co. International PLC
COP	5,437,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	116,477	—	116,477	Morgan Stanley & Co. International PLC
COP	6,670,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	135,566	—	135,566	Morgan Stanley & Co. International PLC
COP	5,607,000	02/01/28	6.020%(Q)	1 Day COOIS(2)(Q)	125,673	—	125,673	Morgan Stanley & Co. International PLC
COP	13,000,000	03/27/28	6.150%(Q)	1 Day COOIS(2)(Q)	315,882	—	315,882	Citibank, N.A.
COP	7,890,000	05/17/28	5.990%(Q)	1 Day COOIS(2)(Q)	168,138	—	168,138	Citibank, N.A.
COP	9,400,000	07/18/28	6.150%(Q)	1 Day COOIS(2)(Q)	223,878	—	223,878	Morgan Stanley & Co. International PLC
ILS	7,500	12/09/22	1.530%(A)	3 Month TELBOR(2)(Q)	102,057	—	102,057	Citibank, N.A.
ILS	3,200	03/06/23	3.525%(A)	3 Month TELBOR(2)(Q)	114,177	—	114,177	Deutsche Bank AG
ILS	4,200	06/27/23	3.730%(A)	3 Month TELBOR(2)(Q)	156,628	—	156,628	Credit Suisse International
ILS	3,000	04/26/26	1.685%(A)	3 Month TELBOR(2)(Q)	54,547	—	54,547	JPMorgan Chase Bank, N.A.
ILS	5,000	06/24/26	1.660%(A)	3 Month TELBOR(2)(Q)	84,197	—	84,197	Citibank, N.A.
ILS	4,000	09/19/26	1.600%(A)	3 Month TELBOR(2)(Q)	75,979	—	75,979	Barclays Bank PLC
ILS	7,000	01/12/27	1.975%(A)	3 Month TELBOR(2)(Q)	179,845	—	179,845	Citibank, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
ILS	3,000	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	$ 84,367	$ —	$ 84,367	Citibank, N.A.
ILS	2,745	06/22/27	1.845%(A)	3 Month TELBOR(2)(Q)	55,542	—	55,542	Citibank, N.A.
ILS	5,600	04/26/28	1.915%(A)	3 Month TELBOR(2)(Q)	123,360	—	123,360	BNP Paribas S.A.
ILS	38,930	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	924,936	—	924,936	JPMorgan Chase Bank, N.A.
ILS	8,050	03/13/29	1.840%(A)	3 Month TELBOR(2)(Q)	156,556	—	156,556	HSBC Bank USA, N.A.
ILS	12,160	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	70,749	(3,454)	74,203	Citibank, N.A.
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)	63,994	—	63,994	HSBC Bank USA, N.A.
KRW	1,500,000	08/14/21	2.773%(Q)	3 Month KRW LIBOR(2)(Q)	41,025	—	41,025	HSBC Bank USA, N.A.
KRW	655,000	10/07/22	1.765%(Q)	3 Month KRW LIBOR(2)(Q)	9,086	—	9,086	JPMorgan Chase Bank, N.A.
KRW	3,300,000	04/17/23	2.170%(Q)	3 Month KWCDC(2)(Q)	95,555	(166)	95,721	Morgan Stanley & Co. International PLC
KRW	900,000	11/05/24	2.425%(Q)	3 Month KRW LIBOR(2)(Q)	48,509	—	48,509	Citibank, N.A.
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KRW LIBOR(2)(Q)	27,540	(13)	27,553	JPMorgan Chase Bank, N.A.
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KRW LIBOR(2)(Q)	85,494	—	85,494	Morgan Stanley & Co. International PLC
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KRW LIBOR(2)(Q)	20,290	—	20,290	Citibank, N.A.
KRW	520,000	01/27/31	1.870%(Q)	3 Month KRW LIBOR(2)(Q)	29,118	—	29,118	JPMorgan Chase Bank, N.A.
MYR	16,000	08/19/23	3.445%(Q)	3 Month KLIBOR(2)(Q)	21,265	—	21,265	Morgan Stanley & Co. International PLC
MYR	1,700	04/28/25	4.040%(Q)	3 Month KLIBOR(2)(Q)	15,070	—	15,070	Citibank, N.A.
MYR	3,160	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)	2,566	(6)	2,572	Morgan Stanley & Co. International PLC
RUB	857,170	05/17/24	8.660%(A)	3 Month MosPRIME(2)(Q)	295,293	—	295,293	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
RUB	857,170	05/20/24	8.700%(A)	3 Month MosPRIME(2)(Q)	$ 307,493	$ —	$ 307,493	Goldman Sachs International
RUB	820,000	06/20/29	9.580%(A)	3 Month MosPRIME(2)(Q)	427,960	—	427,960	Goldman Sachs International
THB	550,000	08/08/20	1.840%(S)	6 Month BIBOR(2)(S)	70,141	—	70,141	Citibank, N.A.
THB	120,000	08/23/23	1.920%(S)	6 Month BIBOR(2)(S)	67,116	—	67,116	Morgan Stanley & Co. International PLC
THB	60,000	07/04/24	1.590%(S)	6 Month BIBOR(2)(S)	7,740	—	7,740	Morgan Stanley & Co. International PLC
THB	28,900	04/30/25	2.560%(S)	6 Month BIBOR(2)(S)	54,527	—	54,527	Citibank, N.A.
TWD	115,500	03/17/21	0.780%(Q)	3 Month TAIBOR(2)(Q)	6,954	—	6,954	Barclays Bank PLC
ZAR	40,930	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(103,534)	—	(103,534)	Deutsche Bank AG
ZAR	89,400	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(77,087)	—	(77,087)	Deutsche Bank AG
ZAR	38,700	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	122,996	—	122,996	Deutsche Bank AG
ZAR	83,965	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	101,304	—	101,304	Deutsche Bank AG
					$8,681,398	$(3,735)	$8,685,133

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 1 Month LIBOR plus 10.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows:
Sovereign Bonds	40.8%
Collateralized Loan Obligations	14.2
Banks	7.4
Commercial Mortgage-Backed Securities	6.5
Residential Mortgage-Backed Securities	4.5
Options Purchased	3.9
Affiliated Mutual Funds (1.8% represents investments purchased with collateral from securities on loan)	3.1%
Oil & Gas	1.9
Multi-National	1.6
Student Loans	1.5
Electric	1.5
Telecommunications	1.5

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Industry Classification (continued):
Media	1.1%
Other	1.0
Consumer Loans	1.0
Pharmaceuticals	0.8
Auto Manufacturers	0.8
Pipelines	0.8
Automobiles	0.8
Diversified Financial Services	0.8
Chemicals	0.7
Transportation	0.7
Commercial Services	0.7
Insurance	0.7
Software	0.6
Retail	0.5
Packaging & Containers	0.5
Healthcare-Products	0.4
Foods	0.4
Home Builders	0.4
Investment Companies	0.3
U.S. Treasury Obligations	0.3
Semiconductors	0.3
Aerospace & Defense	0.3
U.S. Government Agency Obligations	0.3
Healthcare-Services	0.2
Mining	0.2
Real Estate Investment Trusts (REITs)	0.2
Biotechnology	0.2
Auto Parts & Equipment	0.2
Agriculture	0.2
Entertainment	0.2%
Home Equity Loans	0.1
Household Products/Wares	0.1
Electrical Components & Equipment	0.1
Computers	0.1
Engineering & Construction	0.1
Oil & Gas Services	0.1
Miscellaneous Manufacturing	0.1
Building Materials	0.1
Apparel	0.1
Housewares	0.1
Electronics	0.0*
Lodging	0.0*
Office/Business Equipment	0.0*
Municipal Bonds	0.0*
Airlines	0.0*
Leisure Time	0.0*
Forest Products & Paper	0.0*
Oil, Gas & Consumable Fuels	0.0*
105.0
Options Written	(3.2)
Liabilities in excess of other assets	(1.8)
100.0%

*	Less than +/- 0.05%

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Long-Term Investments 93.8%
Asset-Backed Securities 18.1%
Cayman Islands 12.1%
Bain Capital Credit CLO, Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960%	3.219%(c)	04/23/31	250	$ 247,015
Brookside Mill CLO Ltd., Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.653(c)	01/17/28	250	244,487
Carlyle Global Market Strategies CLO Ltd., Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970%	3.273(c)	04/17/31	250	247,436
Cent CLO Ltd., Series-C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030%	3.296(c)	04/30/31	250	247,073
Greenwood Park CLO Ltd., Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%	3.313(c)	04/15/31	250	246,640
Greywolf CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.297(c)	04/26/31	250	246,026
HPS Loan Management Ltd., Series 15A-19, Class A1, 144A	—(p)	07/22/32	250	250,000
MidOcean Credit CLO,
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.670(c)	02/20/31	250	248,461
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650%	4.170(c)	02/20/31	250	246,390

OZLM Ltd., Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750%	4.053(c)	04/17/31	250	247,748
Telos CLO Ltd., Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.543(c)	01/17/30	250	249,135
TICP CLO Ltd., Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.300%	3.578(c)	07/20/27	250	244,709
Tryon Park CLO Ltd., Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500%	3.803(c)	04/15/29	250	246,605

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)

Venture CLO Ltd., Series 2016-24A, Class A1D, 144A, 3 Month LIBOR + 1.420%	3.698%(c)	10/20/28		250	$ 250,102
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970%	3.246(c)	04/25/31		250	246,718
					3,708,545
Ireland 1.8%
Arbour CLO Ltd., Series 2018-03A, Class B1R, 144A	1.920	03/15/29	EUR	250	276,355
Armada Euro CLO, Series 2018-02A, Class A3, 144A	1.500	11/15/31	EUR	250	276,281
					552,636
Spain 0.5%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	03/16/23	EUR	130	143,821
United States 3.7%
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070%	3.595(c)	05/17/31		250	246,641
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30		100	110,943
Lendmark Funding Trust, Series 2019-01A, Class A, 144A	3.000	12/20/27		100	99,591
OneMain Direct Auto Receivables Trust, Series 2019-01A, Class A, 144A	3.630	09/14/27		100	103,050
Oportun Funding LLC, Series 2018-A, Class A, 144A	3.610	03/08/24		250	252,536
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	5.116(c)	02/25/23		100	100,157
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%	4.916(c)	08/25/25		100	100,347

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Asset-Backed Securities (Continued)
United States (cont’d.)

TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800%	5.066%(c)	06/25/24	120	$ 120,360
				1,133,625

Total Asset-Backed Securities (cost $5,632,725)				5,538,627
Commercial Mortgage-Backed Securities 8.7%
United States
BANK, Series 2018-BN10, Class A4	3.428	02/15/61	250	263,347
Benchmark Mortgage Trust,
Series 2018-B01, Class A3	3.355	01/15/51	175	181,354
Series 2018-B02, Class A3	3.544	02/15/51	200	209,457
Series 2018-B03, Class A3	3.746	04/10/51	125	132,386

Citigroup Commercial Mortgage Trust, Series 2018-B02, Class A3	3.744	03/10/51	150	161,744
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150%	4.475(c)	05/15/36	100	100,625
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.664(cc)	11/25/25	4,598	161,136
GS Mortgage Securities Trust, Series 2018-GS09, Class A3	3.727	03/10/51	125	134,254
UBS Commercial Mortgage Trust,
Series 2017-C07, Class A3	3.418	12/15/50	750	788,881
Series 2018-C08, Class A3	3.720	02/15/51	250	268,255

Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3	2.684	10/15/49	250	251,918

Total Commercial Mortgage-Backed Securities (cost $2,544,671)				2,653,357
Corporate Bonds 26.6%
Canada 1.1%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	25	25,774
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	25	25,422

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Canada (cont’d.)
Bombardier, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	7.875%	04/15/27		40	$40,500

Hydro-Quebec, Gov’t. Gtd. Notes	9.375	04/15/30		150	237,764
					329,460
China 0.8%
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750	06/14/22	EUR	100	114,409
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes	1.000	04/28/22	EUR	100	113,320
					227,729
France 1.3%
Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	—(rr)	EUR	100	122,462
Societe Generale SA, Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24		255	263,975
					386,437
Germany 1.6%
Deutsche Bahn Finance GmbH, Gtd. Notes, MTN	3.800	09/27/27	AUD	100	77,011
Deutsche Bank AG, Sr. Unsec’d. Notes	4.250	02/04/21		200	202,223
Takko Luxembourg 2 SCA, Sr. Sec’d. Notes, EMTN	5.375	11/15/23	EUR	100	95,479
Volkswagen International Finance NV, Gtd. Notes	2.700(ff)	—(rr)	EUR	100	112,990
					487,703
Italy 1.5%
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	100	128,551

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Italy (cont’d.)
Intesa Sanpaolo SpA, Sr. Unsec’d. Notes, 144A	3.375%	01/12/23		200	$ 200,381
Rossini Sarl, Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	100	119,544
					448,476
Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC, Gtd. Notes	3.638	06/20/22	CHF	50	54,210
Mexico 1.0%
Petroleos Mexicanos, Gtd. Notes	3.625	11/24/25	EUR	300	318,817
Netherlands 0.5%
Nederlandse Waterschapsbank NV, Sr. Unsec’d. Notes, MTN	3.400	07/22/25	AUD	200	151,223
Peru 0.6%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.963(s)	06/02/25		206	187,623
Russia 0.4%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes	4.250	04/06/24	GBP	100	130,427
Spain 0.4%
Adif-Alta Velocidad, Sr. Unsec’d. Notes, EMTN	1.875	01/28/25	EUR	100	121,498
Supranational Bank 0.4%
African Development Bank, Sr. Unsec’d. Notes, EMTN	0.500	09/21/21	NZD	200	127,828
Switzerland 0.7%
UBS Group Funding Switzerland AG, Gtd. Notes, 144A	4.125	09/24/25		200	213,213
United Arab Emirates 0.5%
First Abu Dhabi Bank PJSC, Sr. Unsec’d. Notes, EMTN	4.800	06/01/21	CNH	1,000	148,785

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United Kingdom 2.5%
Barclays PLC, Sr. Unsec’d. Notes	3.932%(ff)	05/07/25		200	$ 202,057
CPUK Finance Ltd., Sec’d. Notes	4.875	02/28/47	GBP	100	123,905
DS Smith PLC, Sr. Unsec’d. Notes, EMTN	1.375	07/26/24	EUR	100	114,262
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes	3.875	09/12/23		200	203,660
Stonegate Pub Co. Financing PLC, Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 6.250%	7.036(c)	03/15/22	GBP	100	122,182
					766,066
United States 13.1%
Altria Group, Inc., Gtd. Notes	3.125	06/15/31	EUR	100	125,996
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	121,069
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	7.000	11/01/26		25	20,000
AT&T, Inc., Sr. Unsec’d. Notes	4.850	03/01/39		100	109,195
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		85	85,696
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		10	11,014
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	7.250	05/30/29		10	10,394
Sr. Sec’d. Notes, 144A	5.750	08/15/27		5	5,263

Beazer Homes USA, Inc., Gtd. Notes	8.750	03/15/22		50	51,791
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	3.200	06/15/26		25	25,870
Sr. Unsec’d. Notes, 144A	3.400	07/26/29		75	78,391
Broadcom, Inc.,
Gtd. Notes, 144A	3.125	04/15/21		55	55,304
Gtd. Notes, 144A	3.125	10/15/22		45	45,155

Calpine Corp., Sr. Unsec’d. Notes	5.750	01/15/25		50	49,735

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.000%	02/01/28		75	$ 76,972
Celgene Corp., Sr. Unsec’d. Notes	3.450	11/15/27		100	103,712
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250	03/31/23		50	47,875
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	9.250	02/15/24		25	27,125
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500	06/01/26		50	52,125
Diamond Sports Group LLC/Diamond Sports Finance Co., Sr. Unsec’d. Notes, 144A	6.625	08/15/27		20	20,438
Discovery Communications LLC, Gtd. Notes	4.900	03/11/26		100	109,663
DISH DBS Corp., Gtd. Notes	7.750	07/01/26		75	73,500
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	100	115,394
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		25	26,312
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.500	05/21/27	EUR	100	119,552
Goldman Sachs Group, Inc. (The), Sub. Notes	4.750	10/12/21	EUR	150	182,841
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500	04/15/29		25	26,844
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.702(ff)	05/06/30		65	68,837
Kinder Morgan, Inc., Gtd. Notes	4.300	03/01/28		200	213,775
Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26		100	98,356
Liberty Mutual Group, Inc., Gtd. Notes	2.750	05/04/26	EUR	100	125,370
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	1.349	09/21/26	EUR	100	118,716
Medtronic Global Holdings SCA,
Gtd. Notes	1.000	07/02/31	EUR	100	115,390
Gtd. Notes	1.125	03/07/27	EUR	100	117,994

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes, EMTN	1.342%(ff)	10/23/26	EUR	100	$ 117,429
Sub. Notes, GMTN	4.350	09/08/26		100	107,230

MPLX LP, Sr. Unsec’d. Notes	4.000	03/15/28		25	25,893
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	8.125	07/15/23		15	15,581
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200	04/01/26		100	100,078
NRG Energy, Inc., Gtd. Notes	5.750	01/15/28		53	56,445
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500	11/01/23		50	50,875
Scientific Games International, Inc., Gtd. Notes	6.625	05/15/21		50	50,625
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26		25	25,408
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		50	62,062
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	132,643
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28		50	49,610
Tenet Healthcare Corp.,
Sec’d. Notes, 144A	6.250	02/01/27		25	25,950
Sr. Unsec’d. Notes	6.750	06/15/23		25	25,656
United Rentals North America, Inc.,
Gtd. Notes	5.250	01/15/30		10	10,229
Gtd. Notes	5.500	05/15/27		100	105,125

Verizon Communications, Inc., Sr. Unsec’d. Notes	1.250	04/08/30	EUR	100	117,902
Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000	07/31/27		20	20,475
William Lyon Homes, Inc., Gtd. Notes	6.000	09/01/23		50	50,375

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.600%	03/15/22		100	$ 102,435
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	1.414	12/13/22	EUR	100	115,809
					4,003,499

Total Corporate Bonds (cost $8,052,823)					8,102,994
Residential Mortgage-Backed Securities 0.7%
Bermuda 0.6%
Bellemeade Re Ltd., Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	3.866(c)	04/25/28		167	167,430
United States 0.1%
LSTAR Securities Investment Trust, Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	3.902(c)	04/01/23		38	37,480

Total Residential Mortgage-Backed Securities (cost $204,563)					204,910
Sovereign Bonds 36.7%
Argentina 1.2%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	7.820	12/31/33	EUR	310	286,063
Provincia de Buenos Aires, Sr. Unsec’d. Notes	5.375	01/20/23	EUR	100	85,540
					371,603
Austria 0.6%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	160	169,846
Brazil 1.9%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		540	575,100

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Bulgaria 0.4%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125%	03/26/35	EUR	100	$ 135,927
Canada 0.4%
City of Toronto , Unsec’d. Notes	3.500	12/06/21	CAD	150	117,660
Chile 0.4%
Chile Government International Bond, Sr. Unsec’d. Notes	1.440	02/01/29	EUR	115	138,922
China 0.5%
Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.400	05/14/24	CNH	1,000	151,089
Colombia 0.9%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	200	262,999
Croatia 0.7%
Croatia Government International Bond, Sr. Unsec’d. Notes	6.000	01/26/24		200	228,230
Cyprus 1.9%
Cyprus Government International Bond,
Notes, EMTN	2.750	02/26/34	EUR	100	136,158
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	50	68,976
Unsec’d. Notes, EMTN	2.750	06/27/24	EUR	300	375,158
					580,292
Dominican Republic 0.4%
Dominican Republic International Bond, Sr. Unsec’d. Notes	5.950	01/25/27		100	108,876
Greece 2.2%
Hellenic Republic Government Bond,
Bonds	0.000(cc)	10/15/42	EUR	5,000	23,148
Bonds	3.000(cc)	02/24/37	EUR	440	546,854
Sr. Unsec’d. Notes, 144A	3.375	02/15/25	EUR	20	24,463

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Greece (cont’d.)

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200%	07/17/34	EUR	50	$ 68,900
					663,365
Hungary 0.7%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	10/10/27	EUR	100	122,906
Sr. Unsec’d. Notes	4.300	12/19/21	CNH	300	43,978
Sr. Unsec’d. Notes	6.375	03/29/21		50	53,092
					219,976
Indonesia 1.9%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	200	233,290
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	100	127,381
Sr. Unsec’d. Notes, EMTN	4.125	01/15/25		200	212,047
					572,718
Israel 0.4%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	119,182
Italy 5.4%
City of Rome Italy, Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	78,801
Italy Buoni Poliennali del Tesoro,
Bonds	2.000	12/01/25	EUR	275	322,255
Bonds	2.800	12/01/28	EUR	165	204,392
Bonds, 144A	2.800	03/01/67	EUR	105	116,287
Unsec’d. Notes, 144A	4.500	03/01/26	EUR	250	336,568
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor 2.000%)	2.000(c)	06/15/20	EUR	100	112,535
Sr. Unsec’d. Notes, EMTN	5.125	07/31/24	EUR	350	464,476
					1,635,314

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Japan 0.3%
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes, Series 168	0.400%	03/20/39	JPY	10,000	$ 95,392
Kazakhstan 0.5%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.375	11/09/28	EUR	115	141,087
Malaysia 0.4%
Malaysia Government Bond, Sr. Unsec’d. Notes, Series 0314	4.048	09/30/21	MYR	457	112,551
Mexico 1.8%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	100	118,325
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	100	114,160
Sr. Unsec’d. Notes, GMTN	5.500	02/17/20	EUR	100	113,937
Sr. Unsec’d. Notes, GMTN	6.750	02/06/24	GBP	150	219,354
					565,776
New Zealand 0.5%
New Zealand Local Government Funding Agency Bond, Sr. Unsec’d. Notes	4.500	04/15/27	NZD	200	154,592
Panama 0.7%
Panama Government International Bond, Sr. Unsec’d. Notes	3.875	03/17/28		200	213,752
Peru 0.8%
Peruvian Government International Bond, Sr. Unsec’d. Notes	2.750	01/30/26	EUR	200	255,441
Poland 0.7%
Republic of Poland Government International Bond, Sr. Unsec’d. Notes	5.000	03/23/22		200	214,300
Portugal 2.6%
Portugal Government International Bond, Sr. Unsec’d. Notes	4.090	06/03/22	CNH	300	43,528

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Portugal (cont’d.)
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	3.875%	02/15/30	EUR	435	$ 652,062
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	55	92,160
					787,750
Romania 0.6%
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	128,587
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	50	56,098
					184,685
Saudi Arabia 1.1%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	125	148,914
Sr. Unsec’d. Notes, EMTN	2.875	03/04/23		200	202,880
					351,794
Senegal 0.4%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	115,519
Serbia 0.7%
Serbia International Bond, Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	200	222,866
Spain 3.5%
Instituto de Credito Oficial, Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	105,897
Spain Government Bond,
Bonds, 144A	5.150	10/31/28	EUR	200	322,403
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	60	106,642
Sr. Unsec’d. Notes, 144A	5.900	07/30/26	EUR	250	392,087

Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	100	156,539
					1,083,568
Sweden 0.4%
Svensk Exportkredit AB, Sr. Unsec’d. Notes, EMTN	0.500	03/15/22	ZAR	2,000	114,965

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Turkey 0.7%
Turkey Government International Bond,
Sr. Unsec’d. Notes	5.200%	02/16/26	EUR	100	$ 115,544
Sr. Unsec’d. Notes, EMTN	3.250	06/14/25	EUR	100	107,138
					222,682
United Arab Emirates 0.7%
Abu Dhabi Government International Bond, Sr. Unsec’d. Notes	2.500	10/11/22		200	201,306
Uruguay 0.4%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375	10/27/27		39	42,905
Sr. Unsec’d. Notes	4.375	01/23/31		63	68,232
					111,137

Total Sovereign Bonds (cost $10,982,206)					11,200,262
U.S. Government Agency Obligation 0.2%
Indonesia Government USAID Bond U.S. Gov’t. Gtd. Notes (cost $66,837)	9.300	07/01/20		65	67,038
U.S. Treasury Obligation 2.8%
U.S. Treasury Bonds(k) (cost $820,486)	2.750	08/15/47		830	865,632

Total Long-Term Investments (cost $28,304,311)					28,632,820

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 3.9%
Affiliated Mutual Funds 3.9%
PGIM Core Ultra Short Bond Fund(w)	1,180,304	$ 1,180,304
PGIM Institutional Money Market Fund(w)	6	6
Total Affiliated Mutual Funds (cost $1,180,310)		1,180,310
Options Purchased*~ 0.0%
(cost $5,769)		13,881

Total Short-Term Investments (cost $1,186,079)		1,194,191

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 97.7% (cost $29,490,390)		29,827,011
Options Written*~ (0.0)%
(premiums received $3,114)		(675)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 97.7% (cost $29,487,276)		29,826,336
Other assets in excess of liabilities(z) 2.3%		699,084

Net Assets 100.0%		$ 30,525,420

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
Indicates a Level 3 security. The aggregate value of Level 3 securities is $786 and 0.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of July 31, 2019.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$97.75	6	15	$ 38
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$98.25	6	15	938
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$97.75	6	15	38
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.25	6	15	1,350
Total Exchange Traded (cost $4,686)						$2,364

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	100	$ 441
2-Year 10 CMS Curve CAP	Call	Morgan Stanley & Co International PLC	11/21/19	0.13%	—	100	403
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	65	761
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	158	1,726
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	313	3,617
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	320	3,839
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	63	730
Total OTC Traded (cost $915)							$11,517

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
30- Year Interest Rate Swap, 08/19/49 (cost $168)	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR(Q)	2.66%(S)	15	$ —
Total Options Purchased (cost $5,769)								$13,881
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$98.00	12	30	$(150)
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.00	12	30	(525)
Total Options Written (premiums received $3,114)						$(675)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Futures contracts outstanding at July 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
104	5 Year U.S. Treasury Notes	Sep. 2019	$12,225,687	$128,462
1	10 Year Canadian Government Bonds	Sep. 2019	107,827	(614)
1	10 Year U.K. Gilt	Sep. 2019	161,535	1,386
38	10 Year U.S. Treasury Notes	Sep. 2019	4,842,031	(7,172)
1	10 Year U.S. Ultra Treasury Notes	Sep. 2019	137,844	4,141
3	20 Year U.S. Treasury Bonds	Sep. 2019	466,781	16,500
10	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	1,775,625	61,140
				203,843
Short Positions:
43	2 Year U.S. Treasury Notes	Sep. 2019	9,219,469	(13,186)
21	5 Year Euro-Bobl	Sep. 2019	3,138,353	(28,749)
11	10 Year Euro-Bund	Sep. 2019	2,131,833	(48,553)
28	Euro Schatz Index	Sep. 2019	3,481,635	(6,448)
				(96,936)
				$106,907
Forward foreign currency exchange contracts outstanding at July 31, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 08/20/19	BNP Paribas S.A.	ARS	603	$ 13,798	$ 13,352	$ —	$ (446)
Expiring 08/20/19	Goldman Sachs International	ARS	580	13,263	12,841	—	(422)
Expiring 08/28/19	BNP Paribas S.A.	ARS	1,622	36,020	35,458	—	(562)
Expiring 08/28/19	Citibank, N.A.	ARS	989	22,082	21,631	—	(451)
Australian Dollar,
Expiring 10/22/19	Citibank, N.A.	AUD	107	75,636	73,196	—	(2,440)
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	AUD	91	64,000	62,179	—	(1,821)
Expiring 10/22/19	Morgan Stanley & Co. International PLC	AUD	49	34,325	33,537	—	(788)
Brazilian Real,
Expiring 08/02/19	BNP Paribas S.A.	BRL	208	55,030	54,391	—	(639)
Expiring 08/02/19	Morgan Stanley & Co. International PLC	BRL	994	264,007	260,418	—	(3,589)
Chilean Peso,
Expiring 09/23/19	UBS AG	CLP	42,276	62,000	60,069	—	(1,931)
Expiring 09/23/19	UBS AG	CLP	15,375	22,500	21,846	—	(654)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 10/25/19	Barclays Bank PLC	CNH	537	$ 78,000	$ 77,690	$ —	$ (310)
Expiring 10/25/19	Citibank, N.A.	CNH	523	76,000	75,678	—	(322)
Expiring 10/25/19	Citibank, N.A.	CNH	461	67,000	66,689	—	(311)
Expiring 10/25/19	HSBC Bank USA, N.A.	CNH	168	24,375	24,256	—	(119)
Expiring 05/14/21	Citibank, N.A.	CNH	854	122,358	121,846	—	(512)
Colombian Peso,
Expiring 09/18/19	Barclays Bank PLC	COP	196,605	61,000	59,736	—	(1,264)
Expiring 09/18/19	Barclays Bank PLC	COP	67,845	21,150	20,614	—	(536)
Expiring 09/18/19	BNP Paribas S.A.	COP	272,594	85,100	82,824	—	(2,276)
Expiring 09/18/19	BNP Paribas S.A.	COP	78,636	23,760	23,893	133	—
Expiring 09/18/19	BNP Paribas S.A.	COP	65,309	19,200	19,843	643	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	109,676	34,268	33,324	—	(944)
Czech Koruna,
Expiring 10/18/19	Barclays Bank PLC	CZK	3,499	153,805	150,875	—	(2,930)
Egyptian Pound,
Expiring 09/18/19	Citibank, N.A.	EGP	393	21,490	23,433	1,943	—
Expiring 10/08/19	Citibank, N.A.	EGP	216	11,900	12,816	916	—
Expiring 11/27/19	Citibank, N.A.	EGP	335	19,437	19,595	158	—
Expiring 11/27/19	Citibank, N.A.	EGP	218	12,653	12,752	99	—
Expiring 12/18/19	Citibank, N.A.	EGP	653	37,652	37,981	329	—
Expiring 01/21/20	Citibank, N.A.	EGP	508	29,093	29,255	162	—
Expiring 01/30/20	Citibank, N.A.	EGP	268	15,351	15,372	21	—
Euro,
Expiring 08/02/19	Citibank, N.A.	EUR	4,113	4,577,368	4,553,475	—	(23,893)
Expiring 08/02/19	JPMorgan Chase Bank, N.A.	EUR	4,113	4,572,330	4,553,475	—	(18,855)
Indian Rupee,
Expiring 09/18/19	Barclays Bank PLC	INR	5,560	79,000	80,406	1,406	—
Expiring 09/18/19	Citibank, N.A.	INR	1,258	18,081	18,194	113	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	2,383	34,432	34,468	36	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	2,247	32,093	32,495	402	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	2,244	31,947	32,456	509	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	15,340	218,315	221,853	3,538	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	6,936	99,000	100,311	1,311	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	4,382	62,480	63,371	891	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 09/18/19	Citibank, N.A.	IDR	199,754	$ 13,760	$ 14,173	$ 413	$ —
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,465,659	98,701	103,994	5,293	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	929,097	62,798	65,923	3,125	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	929,097	62,587	65,923	3,336	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	IDR	942,737	67,000	66,891	—	(109)
Israeli Shekel,
Expiring 08/26/19	Citibank, N.A.	ILS	218	62,000	62,253	253	—
Expiring 11/29/19	Citibank, N.A.	ILS	2,289	630,000	656,716	26,716	—
Japanese Yen,
Expiring 10/18/19	Citibank, N.A.	JPY	3,740	34,592	34,587	—	(5)
Mexican Peso,
Expiring 09/18/19	BNP Paribas S.A.	MXN	263	13,633	13,608	—	(25)
Expiring 09/18/19	Citibank, N.A.	MXN	662	34,432	34,270	—	(162)
Expiring 09/18/19	Citibank, N.A.	MXN	625	32,064	32,338	274	—
Expiring 09/18/19	Goldman Sachs International	MXN	3,924	196,258	203,061	6,803	—
New Taiwanese Dollar,
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	8,623	273,083	278,063	4,980	—
Norwegian Krone,
Expiring 10/18/19	The Toronto-Dominion Bank	NOK	3,966	463,101	448,710	—	(14,391)
Peruvian Nuevo Sol,
Expiring 09/18/19	BNP Paribas S.A.	PEN	809	240,336	244,209	3,873	—
Philippine Peso,
Expiring 09/18/19	Barclays Bank PLC	PHP	3,234	63,000	63,433	433	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	3,373	66,000	66,173	173	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	1,584	30,312	31,079	767	—
Polish Zloty,
Expiring 10/18/19	HSBC Bank USA, N.A.	PLN	126	33,189	32,487	—	(702)
Russian Ruble,
Expiring 09/18/19	Barclays Bank PLC	RUB	2,066	31,617	32,231	614	—
Expiring 09/18/19	Citibank, N.A.	RUB	1,636	25,675	25,528	—	(147)
Expiring 09/18/19	Citibank, N.A.	RUB	1,629	25,597	25,423	—	(174)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	RUB	17,205	$ 259,902	$ 268,469	$ 8,567	$ —
Singapore Dollar,
Expiring 09/18/19	Barclays Bank PLC	SGD	93	69,000	67,885	—	(1,115)
Expiring 09/18/19	BNP Paribas S.A.	SGD	45	33,145	32,807	—	(338)
Expiring 09/18/19	Citibank, N.A.	SGD	88	64,000	63,777	—	(223)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	68	50,406	49,880	—	(526)
Expiring 09/18/19	UBS AG	SGD	118	87,000	85,615	—	(1,385)
Expiring 09/18/19	UBS AG	SGD	103	76,000	75,014	—	(986)
Expiring 09/18/19	UBS AG	SGD	94	69,000	68,294	—	(706)
South African Rand,
Expiring 09/18/19	Barclays Bank PLC	ZAR	1,039	69,000	71,978	2,978	—
Expiring 09/18/19	Barclays Bank PLC	ZAR	174	12,000	12,042	42	—
Expiring 09/18/19	Citibank, N.A.	ZAR	531	36,700	36,819	119	—
Expiring 09/18/19	Citibank, N.A.	ZAR	491	34,390	34,016	—	(374)
Expiring 09/18/19	Citibank, N.A.	ZAR	478	34,214	33,152	—	(1,062)
Expiring 09/18/19	Citibank, N.A.	ZAR	336	22,200	23,287	1,087	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	1,256	89,423	87,012	—	(2,411)
South Korean Won,
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	KRW	92,868	79,000	78,618	—	(382)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	85,926	73,000	72,741	—	(259)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	83,772	71,000	70,918	—	(82)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	83,373	71,000	70,580	—	(420)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	77,652	66,000	65,736	—	(264)
Thai Baht,
Expiring 08/09/19	Barclays Bank PLC	THB	2,063	67,000	67,108	108	—
Expiring 08/09/19	Citibank, N.A.	THB	3,521	110,784	114,511	3,727	—
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	3,521	110,345	114,511	4,166	—
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	3,110	97,000	101,158	4,158	—
Turkish Lira,
Expiring 09/18/19	Barclays Bank PLC	TRY	427	72,000	75,055	3,055	—
Expiring 09/18/19	Citibank, N.A.	TRY	234	39,300	41,134	1,834	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TRY	202	34,394	35,413	1,019	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	161	$ 27,371	$ 28,259	$ 888	$ —
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	465	76,000	81,761	5,761	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	158	26,948	27,697	749	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	106	17,391	18,708	1,317	—
				$15,905,947	$15,922,922	109,238	(92,263)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/22/19	Barclays Bank PLC	AUD	580	$ 409,300	$ 398,004	$ 11,296	$ —
Brazilian Real,
Expiring 08/02/19	Citibank, N.A.	BRL	86	22,530	22,583	—	(53)
Expiring 08/02/19	Goldman Sachs International	BRL	1,115	290,372	292,226	—	(1,854)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	994	262,633	259,136	3,497	—
British Pound,
Expiring 10/18/19	Barclays Bank PLC	GBP	53	67,000	65,103	1,897	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	GBP	672	836,739	819,993	16,746	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	GBP	68	83,000	82,460	540	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	GBP	21	25,385	25,220	165	—
Canadian Dollar,
Expiring 10/22/19	Barclays Bank PLC	CAD	472	362,281	358,162	4,119	—
Chilean Peso,
Expiring 09/23/19	BNP Paribas S.A.	CLP	17,408	25,605	24,735	870	—
Expiring 09/23/19	Citibank, N.A.	CLP	171,700	247,154	243,964	3,190	—
Expiring 09/23/19	Citibank, N.A.	CLP	26,157	38,507	37,166	1,341	—
Expiring 09/23/19	Citibank, N.A.	CLP	24,216	34,622	34,408	214	—
Expiring 09/23/19	Citibank, N.A.	CLP	17,475	25,597	24,830	767	—
Expiring 09/23/19	HSBC Bank USA, N.A.	CLP	65,480	96,685	93,038	3,647	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	23,973	$ 34,609	$ 34,063	$ 546	$ —
Expiring 09/23/19	Morgan Stanley & Co. International PLC	CLP	43,226	62,000	61,419	581	—
Expiring 09/23/19	Morgan Stanley & Co. International PLC	CLP	18,401	26,948	26,146	802	—
Chinese Renminbi,
Expiring 10/25/19	HSBC Bank USA, N.A.	CNH	3,931	571,284	568,641	2,643	—
Expiring 10/25/19	HSBC Bank USA, N.A.	CNH	168	24,366	24,256	110	—
Expiring 10/25/19	Morgan Stanley & Co. International PLC	CNH	207	30,060	29,983	77	—
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	854	122,556	121,846	710	—
Colombian Peso,
Expiring 09/18/19	Citibank, N.A.	COP	411,520	124,117	125,035	—	(918)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	411,520	124,571	125,035	—	(464)
Czech Koruna,
Expiring 10/18/19	Barclays Bank PLC	CZK	1,601	70,000	69,024	976	—
Euro,
Expiring 08/02/19	Bank of America, N.A.	EUR	50	56,445	55,360	1,085	—
Expiring 08/02/19	Citibank, N.A.	EUR	3,922	4,470,410	4,342,874	127,536	—
Expiring 08/02/19	Citibank, N.A.	EUR	112	125,924	124,017	1,907	—
Expiring 08/02/19	Deutsche Bank AG	EUR	218	247,148	241,825	5,323	—
Expiring 08/02/19	JPMorgan Chase Bank, N.A.	EUR	3,922	4,478,188	4,342,874	135,314	—
Expiring 09/04/19	Citibank, N.A.	EUR	4,113	4,589,270	4,566,124	23,146	—
Expiring 09/04/19	JPMorgan Chase Bank, N.A.	EUR	4,113	4,584,207	4,566,124	18,083	—
Expiring 10/18/19	Barclays Bank PLC	EUR	769	868,646	857,319	11,327	—
Expiring 10/18/19	Barclays Bank PLC	EUR	91	102,400	101,553	847	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	EUR	261	292,400	290,616	1,784	—
Expiring 10/18/19	UBS AG	EUR	769	869,466	857,320	12,146	—
Expiring 10/18/19	UBS AG	EUR	135	152,000	150,643	1,357	—
Expiring 10/18/19	UBS AG	EUR	94	105,563	105,008	555	—
Hungarian Forint,
Expiring 10/18/19	Barclays Bank PLC	HUF	7,853	27,184	26,785	399	—
Indian Rupee,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	4,771	69,000	69,001	—	(1)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	4,728	$ 67,000	$ 68,372	$ —	$ (1,372)
Indonesian Rupiah,
Expiring 09/18/19	Barclays Bank PLC	IDR	1,023,840	72,000	72,645	—	(645)
Expiring 09/18/19	Barclays Bank PLC	IDR	382,812	26,864	27,162	—	(298)
Expiring 09/18/19	Barclays Bank PLC	IDR	283,208	19,895	20,095	—	(200)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,504,048	104,000	106,717	—	(2,717)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,257,098	87,000	89,196	—	(2,196)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,119,465	77,000	79,430	—	(2,430)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,011,310	70,600	71,756	—	(1,156)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	900,869	63,000	63,920	—	(920)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	345,200	23,700	24,493	—	(793)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	248,745	17,414	17,649	—	(235)
Israeli Shekel,
Expiring 08/26/19	JPMorgan Chase Bank, N.A.	ILS	613	173,586	174,961	—	(1,375)
Expiring 11/29/19	Goldman Sachs International	ILS	2,284	630,000	655,270	—	(25,270)
Japanese Yen,
Expiring 10/18/19	Bank of America, N.A.	JPY	37,924	352,757	350,746	2,011	—
Malaysian Ringgit,
Expiring 09/18/19	UBS AG	MYR	466	111,351	112,804	—	(1,453)
New Taiwanese Dollar,
Expiring 09/18/19	Barclays Bank PLC	TWD	2,683	87,000	86,537	463	—
Expiring 09/18/19	Barclays Bank PLC	TWD	2,510	81,000	80,949	51	—
Expiring 09/18/19	Barclays Bank PLC	TWD	2,319	75,000	74,798	202	—
Expiring 09/18/19	Credit Suisse International	TWD	1,983	64,000	63,945	55	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	2,787	90,000	89,885	115	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	2,628	85,000	84,757	243	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	1,969	63,000	63,489	—	(489)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	3,177	102,796	102,458	338	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	2,479	$ 79,000	$ 79,929	$ —	$ (929)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	2,418	78,000	77,976	24	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	2,054	65,000	66,240	—	(1,240)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	992	32,093	31,990	103	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	678	21,570	21,869	—	(299)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	2,285	74,000	73,701	299	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	2,066	67,000	66,641	359	—
New Zealand Dollar,
Expiring 10/22/19	Barclays Bank PLC	NZD	326	220,343	214,613	5,730	—
Expiring 10/22/19	Citibank, N.A.	NZD	111	75,636	73,295	2,341	—
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	NZD	52	34,592	34,231	361	—
Expiring 10/22/19	Morgan Stanley & Co. International PLC	NZD	51	34,481	33,748	733	—
Peruvian Nuevo Sol,
Expiring 09/18/19	BNP Paribas S.A.	PEN	208	63,000	62,719	281	—
Expiring 09/18/19	HSBC Bank USA, N.A.	PEN	238	71,000	71,758	—	(758)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PEN	241	73,000	72,801	199	—
Philippine Peso,
Expiring 09/18/19	Barclays Bank PLC	PHP	3,674	70,000	72,060	—	(2,060)
Expiring 09/18/19	Citibank, N.A.	PHP	3,132	61,000	61,437	—	(437)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	3,362	65,000	65,951	—	(951)
Singapore Dollar,
Expiring 09/18/19	Bank of America, N.A.	SGD	124	90,000	90,041	—	(41)
Expiring 09/18/19	BNP Paribas S.A.	SGD	92	68,000	67,318	682	—
Expiring 09/18/19	Citibank, N.A.	SGD	34	24,648	24,529	119	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	168	123,316	122,378	938	—
South African Rand,
Expiring 09/18/19	Barclays Bank PLC	ZAR	3,812	253,468	264,121	—	(10,653)
Expiring 09/18/19	Barclays Bank PLC	ZAR	840	58,218	58,174	44	—
Expiring 09/18/19	Citibank, N.A.	ZAR	215	15,351	14,917	434	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 09/18/19	UBS AG	KRW	82,155	$ 69,916	$ 69,548	$ 368	$ —
Swedish Krona,
Expiring 10/18/19	Barclays Bank PLC	SEK	568	60,812	59,107	1,705	—
Swiss Franc,
Expiring 10/18/19	Bank of America, N.A.	CHF	417	425,796	422,323	3,473	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	CHF	70	72,000	71,102	898	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	CHF	88	89,000	88,664	336	—
Thai Baht,
Expiring 08/09/19	Citibank, N.A.	THB	3,185	101,000	103,585	—	(2,585)
Expiring 08/09/19	Citibank, N.A.	THB	3,009	96,000	97,859	—	(1,859)
Expiring 08/09/19	Citibank, N.A.	THB	2,349	75,000	76,394	—	(1,394)
Expiring 08/09/19	Citibank, N.A.	THB	424	13,859	13,794	65	—
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	3,374	106,000	109,738	—	(3,738)
Turkish Lira,
Expiring 09/18/19	BNP Paribas S.A.	TRY	157	25,307	27,640	—	(2,333)
Expiring 09/18/19	Citibank, N.A.	TRY	1,287	191,350	226,099	—	(34,749)
Expiring 09/18/19	Citibank, N.A.	TRY	81	12,639	14,310	—	(1,671)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	189	33,501	33,167	334	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	83	12,354	14,607	—	(2,253)
Expiring 09/18/19	UBS AG	TRY	79	13,486	13,898	—	(412)
				$30,815,871	$30,510,225	418,847	(113,201)
						$528,085	$(205,464)
Cross currency exchange contracts outstanding at July 31, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/18/19	Buy	EUR	77	GBP	70	$ —	$ (54)	Citibank, N.A.
10/18/19	Buy	EUR	107	SEK	1,136	504	—	Citibank, N.A.
10/18/19	Buy	CHF	33	EUR	30	62	—	Citibank, N.A.
10/18/19	Buy	GBP	24	EUR	26	—	(326)	Morgan Stanley & Co. International PLC
10/18/19	Buy	GBP	37	EUR	41	—	(506)	Morgan Stanley & Co. International PLC

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Cross currency exchange contracts outstanding at July 31, 2019 (continued):
Settlement	Type	Notional Amount (000)	In Exchange For (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
				$566	$(886)
Credit default swap agreements outstanding at July 31, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*:
Federation of Malaysia	12/20/22	1.000%(Q)	120	0.404%	$ 2,500	$ (140)	$ 2,640	Citibank, N.A.
People’s Republic of China	12/20/22	1.000%(Q)	400	0.323%	9,416	(467)	9,883	Citibank, N.A.
Republic of Argentina	12/20/22	1.000%(Q)	120	10.640%	(29,955)	(140)	(29,815)	Citibank, N.A.
Republic of Brazil	12/20/22	1.000%(Q)	600	0.894%	2,770	(700)	3,470	Citibank, N.A.
Republic of Chile	12/20/22	1.000%(Q)	120	0.213%	3,266	(140)	3,406	Citibank, N.A.
Republic of Colombia	12/20/22	1.000%(Q)	160	0.556%	2,523	(187)	2,710	Citibank, N.A.
Republic of Indonesia	12/20/22	1.000%(Q)	160	0.675%	1,896	(187)	2,083	Citibank, N.A.
Republic of Panama	12/20/22	1.000%(Q)	120	0.304%	2,900	(140)	3,040	Citibank, N.A.
Republic of Peru	12/20/22	1.000%(Q)	120	0.263%	3,069	(140)	3,209	Citibank, N.A.
Republic of Philippines	12/20/22	1.000%(Q)	120	0.395%	2,537	(140)	2,677	Citibank, N.A.
Republic of South Africa	12/20/22	1.000%(Q)	360	1.337%	(3,514)	(420)	(3,094)	Citibank, N.A.
Republic of Turkey	12/20/22	1.000%(Q)	600	3.254%	(41,497)	(700)	(40,797)	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	360	0.735%	3,554	(420)	3,974	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	520	0.833%	3,442	(607)	4,049	Citibank, N.A.
					$(37,093)	$(4,528)	$(32,565)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)*:
CDX.EM.28.V2	12/20/22	1.000%(Q)	3,880	$24,064	$(1,245)	$25,309	Citibank, N.A.
*	The Fund entered into multiple credit default swap agreements in a package trade consisting of two parts. The Fund bought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the Index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Anchorage CLO	08/28/19	0.500%(M)	EUR	27	*	$ 13	$—	$ 13	Goldman Sachs International
Anchorage CLO	08/28/19	1.000%(M)	EUR	12	*	11	—	11	Goldman Sachs International
Ares Management Corporation	08/28/19	1.000%(M)	EUR	6	*	6	—	6	Goldman Sachs International
AXA CLO	08/28/19	0.500%(M)	EUR	10	*	5	—	5	Goldman Sachs International
Banc of America Commercial Mortgage Trust	08/29/19	1.250%(M)		5	*	5	—	5	Goldman Sachs International
Banc of America Commercial Mortgage Trust	08/29/19	1.250%(M)		4	*	4	—	4	Goldman Sachs International
Barings CLO	08/28/19	1.000%(M)	EUR	20	*	19	—	19	Goldman Sachs International
Baron Hill Loan Advisors European Funding	08/28/19	1.000%(M)	EUR	11	*	11	—	11	Goldman Sachs International
Bear Stearns Asset Backed Securities Trust	08/28/19	1.250%(M)		34	*	35	—	35	Goldman Sachs International

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Bear Stearns Asset Backed Securities Trust	08/28/19	1.250%(M)		19	*	$ 19	$—	$ 19	Goldman Sachs International
BlackRock CLO	08/28/19	0.500%(M)	EUR	24	*	12	—	12	Goldman Sachs International
Carlyle CLO	08/28/19	0.500%(M)	EUR	12	*	6	—	6	Goldman Sachs International
Citigroup Commercial Mortgage Trust	08/29/19	1.250%(M)		5	*	6	—	6	Goldman Sachs International
Citigroup Mortgage Loan Trust	08/28/19	1.250%(M)		18	*	18	—	18	Goldman Sachs International
COMM Mortgage Trust	08/29/19	1.250%(M)		17	4.547%	18	—	18	Goldman Sachs International
COMM Mortgage Trust	08/29/19	1.250%(M)		14	*	15	—	15	Goldman Sachs International
COMM Mortgage Trust	08/29/19	1.250%(M)		13	*	14	—	14	Goldman Sachs International
COMM Mortgage Trust	08/29/19	1.250%(M)		10	*	11	—	11	Goldman Sachs International
COMM Mortgage Trust	08/29/19	1.250%(M)		9	*	10	—	10	Goldman Sachs International
COMM Mortgage Trust	08/29/19	1.250%(M)		6	*	7	—	7	Goldman Sachs International
Commerzbank CLO	08/28/19	1.000%(M)	EUR	9	*	9	—	9	Goldman Sachs International
Credit Suisse Asset Management CLO	08/28/19	0.500%(M)	EUR	20	*	10	—	10	Goldman Sachs International

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Credit Suisse Asset Management CLO	08/28/19	1.000%(M)	EUR	3	*	$ 3	$—	$ 3	Goldman Sachs International
Crosthwaite Park CLO	08/28/19	1.000%(M)	EUR	22	*	21	—	21	Goldman Sachs International
Ellington CLO	08/28/19	1.000%(M)		34	*	27	—	27	Goldman Sachs International
Equity One Home Equity	08/28/19	1.250%(M)		49	*	49	—	49	Goldman Sachs International
Equity One Home Equity	08/28/19	1.250%(M)		13	*	13	—	13	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	08/28/19	1.250%(M)		81	*	81	—	81	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	08/28/19	1.250%(M)		57	*	57	—	57	Goldman Sachs International
First Franklin Home Equity	08/28/19	1.250%(M)		21	*	22	—	22	Goldman Sachs International
Freddie Mac STACR	08/28/19	1.250%(M)		33	*	33	—	33	Goldman Sachs International
GMAC Home Equity	08/28/19	1.250%(M)		9	*	9	—	9	Goldman Sachs International
GMAC Home Equity	08/28/19	1.250%(M)		8	*	8	—	8	Goldman Sachs International
GS Mortgage Securities Trust	08/29/19	1.250%(M)		8	7.461%	9	—	9	Goldman Sachs International
GS Mortgage Securities Trust	08/29/19	1.250%(M)		8	6.718%	8	—	8	Goldman Sachs International

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
GSR Mortgage Loan Trust	08/28/19	1.250%(M)		14	*	$ 14	$—	$ 14	Goldman Sachs International
HPS Investment Partners LLC	08/28/19	0.500%(M)	EUR	6	*	3	—	3	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	08/29/19	1.250%(M)		22	*	24	—	24	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	08/29/19	1.250%(M)		14	*	15	—	15	Goldman Sachs International
JPMorgan Chase Commercial Mortgage Securities	08/29/19	1.250%(M)		8	*	9	—	9	Goldman Sachs International
JPMorgan Chase Commercial Mortgage Securities	08/29/19	1.250%(M)		3	*	3	—	3	Goldman Sachs International
Lehman Home Equity	08/28/19	1.250%(M)		7	*	7	—	7	Goldman Sachs International
Morgan Stanley BAML Trust	08/29/19	1.250%(M)		9	*	10	—	10	Goldman Sachs International
Morgan Stanley BAML Trust	08/29/19	1.250%(M)		5	6.941%	5	—	5	Goldman Sachs International
Morgan Stanley Capital I Trust	08/29/19	1.250%(M)		15	*	16	—	16	Goldman Sachs International
Morgan Stanley Home Equity	08/28/19	1.250%(M)		7	*	7	—	7	Goldman Sachs International
Oak Hill CLO	08/28/19	1.000%(M)	EUR	22	*	21	—	21	Goldman Sachs International
Oaktree CLO	08/28/19	0.500%(M)	EUR	4	*	2	—	2	Goldman Sachs International

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
PineBridge CLO	08/28/19	0.500%(M)	EUR	5	*	$ 2	$—	$ 2	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	08/29/19	1.250%(M)		28	*	30	—	30	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	08/29/19	1.250%(M)		5	*	5	—	5	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	08/29/19	1.250%(M)		5	*	5	—	5	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	08/29/19	1.250%(M)		4	4.670%	4	—	4	Goldman Sachs International
						$786	$—	$786

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	100	$ 287	$ 5,172	$ (4,885)	Barclays Bank PLC
Kingdom of Spain	06/20/23	1.000%(Q)		100	(3,100)	(1,978)	(1,122)	Bank of America, N.A.
Petroleos Mexicanos	06/20/20	1.000%(Q)		45	220	232	(12)	Citibank, N.A.
Petroleos Mexicanos	06/20/20	1.000%(Q)		45	220	113	107	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)		25	3,564	5,777	(2,213)	Barclays Bank PLC
Republic of Argentina	06/20/24	5.000%(Q)		25	3,564	5,661	(2,097)	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)		205	(61)	2,301	(2,362)	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	EUR	90	280	1,004	(724)	Barclays Bank PLC
Republic of Italy	06/20/28	1.000%(Q)	EUR	45	2,228	2,479	(251)	Barclays Bank PLC
					$ 7,202	$20,761	$(13,559)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Spain	06/20/23	1.000%(Q)	375	0.327%	$ 9,939	$ 3,043	$ 6,896	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	100	0.327%	2,651	1,211	1,440	Bank of America, N.A.
Republic of Argentina	06/20/24	1.000%(Q)	25	9.355%	(7,089)	(8,169)	1,080	Barclays Bank PLC
Republic of Argentina	06/20/24	1.000%(Q)	25	9.355%	(7,089)	(8,053)	964	Barclays Bank PLC
Republic of France	12/20/23	0.250%(Q)	100	0.182%	317	(288)	605	Barclays Bank PLC
Republic of Indonesia	06/20/23	1.000%(Q)	475	0.613%	7,439	(2,377)	9,816	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	205	1.445%	(3,097)	(8,349)	5,252	Citibank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	85	0.512%	1,658	—	1,658	Citibank, N.A.
Republic of Korea	09/20/19	1.000%(Q)	50	0.083%	123	95	28	Citibank, N.A.
Republic of Portugal	06/20/23	1.000%(Q)	455	0.315%	12,272	(1,327)	13,599	Goldman Sachs International
Republic of Portugal	12/20/23	1.000%(Q)	50	0.370%	1,391	(24)	1,415	Morgan Stanley & Co International PLC
Republic of South Africa	12/20/23	1.000%(Q)	300	1.609%	(7,168)	(14,179)	7,011	Bank of America, N.A.
Republic of Turkey	06/20/23	1.000%(Q)	80	3.357%	(6,544)	(8,978)	2,434	BNP Paribas S.A.
Republic of Turkey	06/20/23	1.000%(Q)	40	3.357%	(3,272)	(4,360)	1,088	BNP Paribas S.A.
Russian Federation	12/20/22	1.000%(Q)	50	0.735%	494	(90)	584	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q)	150	0.803%	1,281	(2,244)	3,525	Morgan Stanley & Co International PLC
Russian Federation	06/20/23	1.000%(Q)	100	0.803%	854	(1,254)	2,108	Morgan Stanley & Co International PLC
Russian Federation	06/20/23	1.000%(Q)	50	0.803%	427	(736)	1,163	BNP Paribas S.A.
					$ 4,587	$(56,079)	$60,666

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.32.V1	06/20/24	5.000%	485	3.235%	$31,385	$39,102	$7,717

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	200	*	$4,264	$(1,100)	$5,364	J.P. Morgan Securities LLC
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at July 31, 2019:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR	1,400,000	8.22%(S)	97	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$10,744	$—	$10,744

Inflation swap agreements outstanding at July 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(5,439)	$(5,439)
EUR	200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	4,539	4,539
					$—	$ (900)	$ (900)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at July 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	400	12/18/27	2.696%(S)	6 Month BBSW(2)(S)	$ —	$ 31,078	$ 31,078
AUD	100	11/27/28	2.847%(S)	6 Month BBSW(2)(S)	—	9,020	9,020
BRL	306	01/02/25	8.690%(T)	1 Day BROIS(2)(T)	—	10,131	10,131
BRL	569	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	40,710	40,710
BRL	609	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	53,554	53,554
BRL	98	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	10,364	10,364

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	2,000	01/09/20	1.716%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	$ (5,474)	$ (1,971)	$ 3,503
CAD	255	05/08/22	1.367%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(8,229)	(2,744)	5,485
CAD	80	12/03/28	2.600%(S)	3 Month Canadian Bankers Acceptance(2)(S)	762	3,729	2,967
CAD	50	01/09/38	2.720%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	—	3,505	3,505
CAD	50	05/30/47	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(1,614)	921	2,535
CHF	70	04/03/28	0.410%(A)	6 Month CHF LIBOR(2)(S)	196	5,671	5,475
CHF	130	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	—	8,744	8,744
CHF	40	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	1,708	4,804	3,096
CLP	30,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)	—	877	877
CNH	700	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	600	600
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	987	987
CNH	1,440	06/03/24	2.975%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	1,474	1,474
CNH	2,220	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(4)	1,080	1,084
CZK	19,520	05/31/20	2.138%(A)	3 Month PRIBOR(1)(Q)	—	(115)	(115)
CZK	6,100	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	(6,172)	(6,172)
CZK	6,800	06/20/24	1.623%(A)	6 Month PRIBOR(1)(S)	—	(109)	(109)
EUR	235	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	5,921	40,768	34,847
EUR	430	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(10,466)	51,637	62,103
EUR	120	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	6,275	35,854	29,579
GBP	110	12/07/27	1.110%(A)	1 Day SONIA(1)(A)	—	(6,285)	(6,285)
GBP	475	12/21/31	1.534%(S)	6 Month GBP LIBOR(2)(S)	15,272	42,830	27,558

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	180	03/09/46	1.648%(S)	6 Month GBP LIBOR(2)(S)	$ (6,048)	$ 31,451	$ 37,499
HKD	2,090	03/13/21	2.138%(Q)	3 Month HIBOR(2)(Q)	(3)	590	593
HKD	2,350	03/13/21	2.145%(Q)	3 Month HIBOR(2)(Q)	(4)	702	706
HUF	197,600	07/02/20	1.065%(A)	6 Month BUBOR(2)(S)	(327)	4,775	5,102
HUF	43,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	9,736	11,042	1,306
HUF	90,865	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	26,982	26,982
HUF	23,000	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	1,028	1,028
JPY	282,370	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(2,969)	(2,969)
JPY	69,940	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(680)	(680)
JPY	71,505	12/03/23	0.050%(S)	6 Month JPY LIBOR(1)(S)	(638)	(4,455)	(3,817)
JPY	59,000	12/18/27	0.290%(S)	6 Month JPY LIBOR(2)(S)	—	14,860	14,860
JPY	53,000	12/18/32	0.516%(S)	6 Month JPY LIBOR(2)(S)	—	26,788	26,788
JPY	176,500	12/18/37	0.715%(S)	6 Month JPY LIBOR(2)(S)	—	143,112	143,112
JPY	10,055	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	2,747	8,904	6,157
JPY	11,780	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	2,659	7,259	4,600
JPY	21,500	12/03/39	0.650%(S)	6 Month JPY LIBOR(2)(S)	14,584	15,243	659
JPY	5,000	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	—	4,798	4,798
JPY	16,700	12/18/47	0.918%(S)	6 Month JPY LIBOR(2)(S)	—	23,919	23,919
KRW	700,000	01/07/21	1.733%(Q)	3 Month KWCDC(2)(Q)	—	3,282	3,282
KRW	269,200	01/07/24	1.685%(Q)	3 Month KWCDC(1)(Q)	—	(4,580)	(4,580)
KRW	209,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	10,280	12,449	2,169
KRW	118,000	02/13/29	1.780%(Q)	3 Month KWCDC(2)(Q)	—	4,905	4,905
KRW	33,500	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)	—	1,299	1,299
MXN	1,150	12/23/27	7.845%(M)	28 Day Mexican Interbank Rate(2)(M)	—	1,774	1,774
MXN	4,080	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	1,178	12,303	11,125
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	5,750	5,340	(410)
NZD	210	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	—	16,674	16,674
NZD	100	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	—	765	765
PLN	1,030	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	10,407	10,407

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	2,100	09/09/23	1.900%(A)	6 Month WIBOR(2)(S)	$(19,526)	$ 7,951	$ 27,477
PLN	850	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	6,692	6,692
PLN	1,120	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	(904)	(904)
PLN	570	06/12/28	3.070%(A)	6 Month WIBOR(1)(S)	—	(13,607)	(13,607)
PLN	45	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	—	936	936
PLN	462	11/13/28	2.998%(A)	6 Month WIBOR(1)(S)	—	(12,153)	(12,153)
SEK	2,000	04/25/23	0.750%(A)	3 Month STIBOR(2)(Q)	4,078	7,091	3,013
SEK	2,325	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	(351)	15,900	16,251
SEK	410	07/12/29	0.585%(A)	3 Month STIBOR(2)(Q)	—	884	884
SGD	135	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	1,603	1,603
SGD	90	02/14/29	2.285%(S)	6 Month SIBOR(2)(S)	—	2,564	2,564
	3,560	03/12/20	2.405%(T)	1 Day USOIS(2)(T)	—	9,959	9,959
	1,540	04/25/20	2.328%(T)	1 Day USOIS(2)(T)	(25)	4,281	4,306
	434	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	—	3,163	3,163
	520	07/27/21	—(3)	—(3)	—	13	13
	915	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(18,129)	(18,129)
	5,715	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	—	(176,768)	(176,768)
	1,595	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	11,001	(38,501)	(49,502)
	590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(27,702)	(27,702)
	600	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(42,155)	(42,155)
	360	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(215)	(23,090)	(22,875)
	595	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(41,495)	(41,495)
	475	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	375	(33,855)	(34,230)
	592	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	94	(42,343)	(42,437)
	125	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(2,827)	(2,827)
	727	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(8,176)	(30,009)	(21,833)
	1,230	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	(2,194)	(40,674)	(38,480)
	555	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	25	(23,696)	(23,721)
	1,127	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(3,555)	(1,026)	2,529
	145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(13,525)	(13,525)
	150	08/15/44	2.392%(A)	1 Day USOIS(1)(A)	—	(14,422)	(14,422)
ZAR	9,210	03/13/21	7.180%(Q)	3 Month JIBAR(2)(Q)	—	4,416	4,416
ZAR	8,270	03/13/24	7.500%(Q)	3 Month JIBAR(1)(Q)	11	(10,562)	(10,573)
ZAR	3,700	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	3,468	13,115	9,647
ZAR	3,200	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(45)	7,435	7,480
ZAR	2,460	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	(8)	3,892	3,900
					$ 29,218	$ 201,361	$ 172,143

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
AED	505	02/25/29	3.750%(A)	3 Month EIBOR(2)(Q)	$ 9,213	$—	$ 9,213	HSBC Bank USA, N.A.
CLP	95,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	15,235	—	15,235	JPMorgan Chase Bank, N.A.
CLP	100,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	16,651	—	16,651	Citibank, N.A.
CNH	700	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	1,401	—	1,401	UBS AG
COP	500,000	05/17/28	5.990%(Q)	1 Day COOIS(2)(Q)	10,655	—	10,655	Citibank, N.A.
COP	503,000	08/03/28	6.160%(Q)	1 Day COOIS(2)(Q)	12,737	—	12,737	JPMorgan Chase Bank, N.A.
COP	453,700	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	(49)	—	(49)	Morgan Stanley & Co International PLC
ILS	550	04/26/28	1.915%(A)	3 Month TELBOR(2)(Q)	12,098	—	12,098	BNP Paribas S.A.
ILS	510	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	12,117	—	12,117	JPMorgan Chase Bank, N.A.
ILS	270	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	1,497	—	1,497	Citibank, N.A.
MYR	200	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)	176	—	176	Morgan Stanley & Co International PLC
RUB	11,470	05/17/24	8.660%(A)	3 Month MOSPRIME(2)(Q)	3,951	—	3,951	Goldman Sachs International
RUB	11,470	05/20/24	8.700%(A)	3 Month MOSPRIME(2)(Q)	4,115	—	4,115	Goldman Sachs International
RUB	10,000	06/20/29	9.580%(A)	3 Month MOSPRIME(2)(Q)	5,219	—	5,219	Goldman Sachs International
THB	10,000	08/08/20	1.840%(S)	6 Month BIBOR(2)(S)	1,302	—	1,302	Citibank, N.A.
THB	6,000	07/04/24	1.590%(S)	6 Month BIBOR(2)(S)	765	—	765	Morgan Stanley & Co International PLC
					$107,083	$—	$107,083

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 1 Month LIBOR plus 10.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Industry Classification:
The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2019 were as follows:
Sovereign Bonds	36.7%
Collateralized Loan Obligations	14.7
Commercial Mortgage-Backed Securities	8.7
Banks	7.1
Affiliated Mutual Funds	3.9
U.S. Treasury Obligation	2.8
Insurance	2.0
Oil & Gas	1.9
Consumer Loans	1.7
Healthcare-Products	1.6
Pipelines	1.3
Electric	1.3
Residential Mortgage-Backed Securities	1.2
Media	1.0
Telecommunications	1.0
Pharmaceuticals	0.8
Commercial Services	0.7
Diversified Financial Services	0.6
Entertainment	0.6
Retail	0.6
Transportation	0.4
Multi-National	0.4
Agriculture	0.4
Foods	0.4
Other	0.4
Software	0.4
Electrical Components & Equipment	0.4%
Chemicals	0.4
Packaging & Containers	0.4
Auto Manufacturers	0.4
Credit Cards	0.4
Automobiles	0.4
Home Builders	0.4
Biotechnology	0.3
Semiconductors	0.3
Housewares	0.3
Healthcare-Services	0.3
Apparel	0.3
Aerospace & Defense	0.3
U.S. Government Agency Obligation	0.2
Auto Parts & Equipment	0.2
Computers	0.1
Options Purchased	0.0*
97.7
Options Written	(0.0)*
Other assets in excess of liabilities	2.3
100.0%

*	Less than +/- 0.05%
Other information regarding the Funds is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).